UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-09721

PIMCO Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

David C. Sullivan

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

•	Fixed Income SHares: Series C

•	Fixed Income SHares: Series LD

•	Fixed Income SHares: Series M

•	Fixed Income SHares: Series R

•	Fixed Income SHares: Series TE

(b)	Not applicable to the Registrant.

 FXICX

Fixed Income SHares: Series C

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series C (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series C	$7	0.14%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the front-end of the yield curve, contributed to relative performance, as yields rose.

• Security selection of subordinated financials within investment grade corporate credit contributed to relative performance, as spreads tightened.

• Long exposure to duration in Canada detracted from relative performance, as yields rose.

• Underweight exposure to non-financial investment grade corporate credit detracted from relative performance, as spreads tightened.

• Underweight exposure to the U.S. dollar detracted from relative performance, as the currency appreciated against a basket of major developed market currencies.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the Bloomberg U.S. Intermediate Credit Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series C	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Intermediate Credit Index	Bloomberg U.S. Credit Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,955	$9,975	$9,984	$9,996
8/31/2014	$10,043	$10,085	$10,068	$10,140
9/30/2014	$9,998	$10,017	$9,989	$9,997
10/31/2014	$10,098	$10,115	$10,060	$10,104
11/30/2014	$10,155	$10,187	$10,110	$10,172
12/31/2014	$9,952	$10,196	$10,069	$10,173
1/31/2015	$10,075	$10,410	$10,248	$10,461
2/28/2015	$10,219	$10,312	$10,204	$10,357
3/31/2015	$10,230	$10,360	$10,247	$10,393
4/30/2015	$10,190	$10,323	$10,253	$10,332
5/31/2015	$10,256	$10,298	$10,247	$10,273
6/30/2015	$10,271	$10,186	$10,151	$10,093
7/31/2015	$10,374	$10,257	$10,180	$10,157
8/31/2015	$10,195	$10,242	$10,149	$10,096
9/30/2015	$10,006	$10,311	$10,206	$10,147
10/31/2015	$10,142	$10,313	$10,231	$10,195
11/30/2015	$10,133	$10,286	$10,217	$10,173
12/31/2015	$10,125	$10,252	$10,160	$10,095
1/31/2016	$10,030	$10,393	$10,224	$10,147
2/29/2016	$9,780	$10,467	$10,273	$10,232
3/31/2016	$10,031	$10,563	$10,434	$10,490
4/30/2016	$10,061	$10,604	$10,510	$10,618
5/31/2016	$10,082	$10,607	$10,502	$10,614
6/30/2016	$10,112	$10,797	$10,655	$10,856
7/31/2016	$10,138	$10,865	$10,726	$10,998
8/31/2016	$10,154	$10,853	$10,729	$11,020
9/30/2016	$10,171	$10,847	$10,737	$10,989
10/31/2016	$10,227	$10,764	$10,704	$10,895
11/30/2016	$10,095	$10,509	$10,510	$10,598
12/31/2016	$10,210	$10,524	$10,533	$10,663
1/31/2017	$10,267	$10,544	$10,573	$10,699
2/28/2017	$10,384	$10,615	$10,649	$10,817
3/31/2017	$10,432	$10,610	$10,653	$10,801
4/30/2017	$10,532	$10,692	$10,736	$10,909
5/31/2017	$10,608	$10,774	$10,806	$11,026
6/30/2017	$10,653	$10,763	$10,800	$11,055
7/31/2017	$10,735	$10,809	$10,874	$11,136
8/31/2017	$10,830	$10,906	$10,935	$11,229
9/30/2017	$10,842	$10,854	$10,908	$11,204
10/31/2017	$10,843	$10,861	$10,926	$11,242
11/30/2017	$10,833	$10,847	$10,892	$11,232
12/31/2017	$10,867	$10,897	$10,919	$11,322
1/31/2018	$10,805	$10,771	$10,835	$11,216
2/28/2018	$10,730	$10,669	$10,758	$11,047
3/31/2018	$10,764	$10,737	$10,770	$11,081
4/30/2018	$10,721	$10,658	$10,722	$10,980
5/31/2018	$10,735	$10,734	$10,778	$11,035
6/30/2018	$10,748	$10,720	$10,761	$10,983
7/31/2018	$10,824	$10,723	$10,802	$11,062
8/31/2018	$10,862	$10,792	$10,865	$11,119
9/30/2018	$10,871	$10,722	$10,840	$11,081
10/31/2018	$10,819	$10,638	$10,794	$10,926
11/30/2018	$10,812	$10,701	$10,803	$10,919
12/31/2018	$10,890	$10,898	$10,921	$11,083
1/31/2019	$11,121	$11,014	$11,095	$11,322
2/28/2019	$11,187	$11,007	$11,133	$11,347
3/31/2019	$11,283	$11,219	$11,309	$11,623
4/30/2019	$11,403	$11,221	$11,358	$11,680
5/31/2019	$11,428	$11,421	$11,477	$11,852
6/30/2019	$11,590	$11,564	$11,647	$12,119
7/31/2019	$11,640	$11,589	$11,671	$12,182
8/31/2019	$11,793	$11,890	$11,872	$12,563
9/30/2019	$11,748	$11,826	$11,845	$12,481
10/31/2019	$11,828	$11,862	$11,913	$12,552
11/30/2019	$11,875	$11,856	$11,915	$12,575
12/31/2019	$11,890	$11,848	$11,961	$12,612
1/31/2020	$12,177	$12,076	$12,133	$12,907
2/29/2020	$12,322	$12,293	$12,256	$13,082
3/31/2020	$11,706	$12,221	$11,679	$12,215
4/30/2020	$12,112	$12,438	$12,081	$12,774
5/31/2020	$12,248	$12,496	$12,284	$12,982
6/30/2020	$12,490	$12,575	$12,459	$13,219
7/31/2020	$12,769	$12,762	$12,631	$13,627
8/31/2020	$12,731	$12,659	$12,631	$13,454
9/30/2020	$12,717	$12,652	$12,613	$13,417
10/31/2020	$12,633	$12,596	$12,614	$13,387
11/30/2020	$12,957	$12,720	$12,748	$13,728
12/31/2020	$13,051	$12,737	$12,808	$13,791
1/31/2021	$13,010	$12,646	$12,764	$13,627
2/28/2021	$12,807	$12,463	$12,661	$13,390
3/31/2021	$12,569	$12,308	$12,542	$13,177
4/30/2021	$12,771	$12,405	$12,629	$13,317
5/31/2021	$12,828	$12,445	$12,697	$13,413
6/30/2021	$12,982	$12,533	$12,739	$13,615
7/31/2021	$13,198	$12,673	$12,836	$13,792
8/31/2021	$13,195	$12,649	$12,815	$13,759
9/30/2021	$13,097	$12,539	$12,747	$13,611
10/31/2021	$13,071	$12,536	$12,678	$13,641
11/30/2021	$13,093	$12,573	$12,664	$13,653
12/31/2021	$13,095	$12,541	$12,677	$13,642
1/31/2022	$12,777	$12,271	$12,449	$13,204
2/28/2022	$12,568	$12,134	$12,322	$12,955
3/31/2022	$12,102	$11,797	$12,034	$12,630
4/30/2022	$11,549	$11,349	$11,707	$11,968
5/31/2022	$11,483	$11,422	$11,808	$12,074
6/30/2022	$11,158	$11,243	$11,597	$11,758
7/31/2022	$11,500	$11,518	$11,852	$12,116
8/31/2022	$11,175	$11,192	$11,614	$11,773
9/30/2022	$10,574	$10,709	$11,240	$11,177
10/31/2022	$10,418	$10,570	$11,194	$11,061
11/30/2022	$10,914	$10,959	$11,533	$11,611
12/31/2022	$10,904	$10,909	$11,523	$11,561
1/31/2023	$11,422	$11,245	$11,796	$12,002
2/28/2023	$11,180	$10,954	$11,571	$11,640
3/31/2023	$11,301	$11,232	$11,808	$11,960
4/30/2023	$11,377	$11,300	$11,896	$12,054
5/31/2023	$11,266	$11,177	$11,808	$11,886
6/30/2023	$11,278	$11,137	$11,778	$11,922
7/31/2023	$11,332	$11,130	$11,840	$11,959
8/31/2023	$11,273	$11,059	$11,824	$11,873
9/30/2023	$10,988	$10,778	$11,669	$11,564
10/31/2023	$10,794	$10,607	$11,588	$11,358
11/30/2023	$11,356	$11,088	$11,995	$12,003
12/31/2023	$11,813	$11,512	$12,322	$12,506
1/31/2024	$11,843	$11,481	$12,346	$12,484
2/29/2024	$11,752	$11,318	$12,236	$12,304
3/31/2024	$11,909	$11,423	$12,347	$12,455
4/30/2024	$11,676	$11,134	$12,181	$12,145
5/31/2024	$11,937	$11,323	$12,349	$12,367
6/30/2024	$12,052	$11,430	$12,437	$12,449

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series C	6.86%	0.78%	1.88%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. Intermediate Credit Index	5.60%	1.32%	2.20%
Bloomberg U.S. Credit Index	4.42%	0.54%	2.21%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,361,781
# of Portfolio Holdings	497
Portfolio Turnover Rate	251%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	53.8%
Corporate Bonds & Notes	45.1%
Asset-Backed Securities	20.7%
U.S. Treasury Obligations	17.4%
Non-Agency Mortgage-Backed Securities	8.6%
Preferred Securities	1.8%
Municipal Bonds & Notes	1.7%
Affiliated Investments	0.8%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Other Assets and Liabilities, Net	(50.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

FXICX

Fixed Income SHares: Series C

Semi-Annual Shareholder Report | June 30, 2024

FISH2755SARTSR_063024

 FXIDX

Fixed Income SHares: Series LD

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series LD (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series LD	$76	1.51%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to U.S. duration, specifically at the 7 year and 10 year part of the curve, contributed to relative performance, as interest rates rose.

• Overweight exposure to commercial mortgage-backed securities ("CMBS") contributed to relative performance, as CMBS posted positive returns.

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• Long exposure to Australia duration, specifically at the 10 year part of the curve, detracted from relative performance, as interest rates rose.

• Long exposure to United Kingdom duration, specifically at the 5 year part of the curve, detracted from relative performance, as interest rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series LD	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,016	$9,975	$9,988	$9,992
8/31/2014	$10,075	$10,085	$10,038	$10,009
9/30/2014	$10,076	$10,017	$9,996	$10,003
10/31/2014	$10,118	$10,115	$10,045	$10,031
11/30/2014	$10,095	$10,187	$10,078	$10,045
12/31/2014	$10,056	$10,196	$10,045	$10,021
1/31/2015	$10,076	$10,410	$10,159	$10,071
2/28/2015	$10,217	$10,312	$10,127	$10,050
3/31/2015	$10,233	$10,360	$10,160	$10,073
4/30/2015	$10,286	$10,323	$10,165	$10,078
5/31/2015	$10,365	$10,298	$10,166	$10,085
6/30/2015	$10,396	$10,186	$10,120	$10,088
7/31/2015	$10,423	$10,257	$10,137	$10,093
8/31/2015	$10,373	$10,242	$10,119	$10,089
9/30/2015	$10,335	$10,311	$10,163	$10,119
10/31/2015	$10,433	$10,313	$10,170	$10,109
11/30/2015	$10,469	$10,286	$10,151	$10,084
12/31/2015	$10,463	$10,252	$10,118	$10,075
1/31/2016	$10,380	$10,393	$10,181	$10,136
2/29/2016	$10,278	$10,467	$10,211	$10,148
3/31/2016	$10,377	$10,563	$10,300	$10,166
4/30/2016	$10,478	$10,604	$10,339	$10,169
5/31/2016	$10,579	$10,607	$10,330	$10,158
6/30/2016	$10,556	$10,797	$10,436	$10,219
7/31/2016	$10,675	$10,865	$10,467	$10,213
8/31/2016	$10,749	$10,853	$10,460	$10,197
9/30/2016	$10,799	$10,847	$10,471	$10,208
10/31/2016	$10,887	$10,764	$10,451	$10,202
11/30/2016	$10,841	$10,509	$10,336	$10,161
12/31/2016	$10,900	$10,524	$10,348	$10,164
1/31/2017	$10,934	$10,544	$10,374	$10,177
2/28/2017	$10,985	$10,615	$10,417	$10,187
3/31/2017	$11,040	$10,610	$10,421	$10,191
4/30/2017	$11,077	$10,692	$10,468	$10,205
5/31/2017	$11,094	$10,774	$10,509	$10,217
6/30/2017	$11,182	$10,763	$10,502	$10,208
7/31/2017	$11,195	$10,809	$10,549	$10,230
8/31/2017	$11,187	$10,906	$10,588	$10,249
9/30/2017	$11,277	$10,854	$10,566	$10,233
10/31/2017	$11,346	$10,861	$10,572	$10,226
11/30/2017	$11,360	$10,847	$10,545	$10,206
12/31/2017	$11,297	$10,897	$10,559	$10,207
1/31/2018	$11,309	$10,771	$10,503	$10,178
2/28/2018	$11,350	$10,669	$10,464	$10,174
3/31/2018	$11,290	$10,737	$10,480	$10,194
4/30/2018	$11,357	$10,658	$10,448	$10,178
5/31/2018	$11,358	$10,734	$10,494	$10,215
6/30/2018	$11,392	$10,720	$10,487	$10,216
7/31/2018	$11,446	$10,723	$10,506	$10,216
8/31/2018	$11,457	$10,792	$10,554	$10,248
9/30/2018	$11,546	$10,722	$10,535	$10,236
10/31/2018	$11,576	$10,638	$10,521	$10,252
11/30/2018	$11,489	$10,701	$10,544	$10,287
12/31/2018	$11,418	$10,898	$10,643	$10,369
1/31/2019	$11,482	$11,014	$10,742	$10,396
2/28/2019	$11,625	$11,007	$10,766	$10,407
3/31/2019	$11,621	$11,219	$10,884	$10,471
4/30/2019	$11,729	$11,221	$10,918	$10,492
5/31/2019	$11,667	$11,421	$11,014	$10,566
6/30/2019	$11,685	$11,564	$11,125	$10,621
7/31/2019	$11,735	$11,589	$11,129	$10,609
8/31/2019	$11,732	$11,890	$11,271	$10,694
9/30/2019	$11,767	$11,826	$11,251	$10,682
10/31/2019	$11,812	$11,862	$11,302	$10,717
11/30/2019	$11,835	$11,856	$11,301	$10,714
12/31/2019	$11,857	$11,848	$11,335	$10,737
1/31/2020	$12,032	$12,076	$11,447	$10,795
2/29/2020	$12,152	$12,293	$11,555	$10,889
3/31/2020	$11,399	$12,221	$11,362	$11,038
4/30/2020	$11,748	$12,438	$11,560	$11,043
5/31/2020	$11,906	$12,496	$11,661	$11,050
6/30/2020	$12,206	$12,575	$11,746	$11,053
7/31/2020	$12,291	$12,762	$11,833	$11,064
8/31/2020	$12,359	$12,659	$11,831	$11,061
9/30/2020	$12,429	$12,652	$11,824	$11,064
10/31/2020	$12,560	$12,596	$11,822	$11,060
11/30/2020	$12,506	$12,720	$11,888	$11,065
12/31/2020	$12,602	$12,737	$11,919	$11,070
1/31/2021	$12,702	$12,646	$11,899	$11,072
2/28/2021	$12,720	$12,463	$11,846	$11,063
3/31/2021	$12,739	$12,308	$11,792	$11,065
4/30/2021	$12,759	$12,405	$11,835	$11,070
5/31/2021	$12,773	$12,445	$11,871	$11,078
6/30/2021	$12,747	$12,533	$11,882	$11,061
7/31/2021	$12,761	$12,673	$11,937	$11,079
8/31/2021	$12,783	$12,649	$11,927	$11,079
9/30/2021	$12,835	$12,539	$11,890	$11,068
10/31/2021	$12,715	$12,536	$11,840	$11,034
11/30/2021	$12,675	$12,573	$11,831	$11,036
12/31/2021	$12,650	$12,541	$11,825	$11,009
1/31/2022	$12,552	$12,271	$11,679	$10,936
2/28/2022	$12,406	$12,134	$11,597	$10,896
3/31/2022	$12,189	$11,797	$11,383	$10,751
4/30/2022	$12,253	$11,349	$11,203	$10,700
5/31/2022	$12,242	$11,422	$11,284	$10,759
6/30/2022	$12,073	$11,243	$11,147	$10,696
7/31/2022	$12,018	$11,518	$11,293	$10,732
8/31/2022	$12,072	$11,192	$11,136	$10,655
9/30/2022	$12,010	$10,709	$10,894	$10,530
10/31/2022	$11,881	$10,570	$10,866	$10,519
11/30/2022	$11,802	$10,959	$11,064	$10,585
12/31/2022	$11,950	$10,909	$11,071	$10,607
1/31/2023	$11,978	$11,245	$11,240	$10,680
2/28/2023	$12,047	$10,954	$11,092	$10,603
3/31/2023	$12,050	$11,232	$11,295	$10,772
4/30/2023	$12,118	$11,300	$11,351	$10,800
5/31/2023	$12,135	$11,177	$11,290	$10,762
6/30/2023	$12,088	$11,137	$11,248	$10,710
7/31/2023	$12,211	$11,130	$11,298	$10,748
8/31/2023	$12,312	$11,059	$11,312	$10,790
9/30/2023	$12,430	$10,778	$11,237	$10,789
10/31/2023	$12,560	$10,607	$11,218	$10,826
11/30/2023	$12,581	$11,088	$11,472	$10,936
12/31/2023	$12,676	$11,512	$11,692	$11,058
1/31/2024	$12,782	$11,481	$11,726	$11,101
2/29/2024	$12,800	$11,318	$11,650	$11,055
3/31/2024	$12,866	$11,423	$11,721	$11,091
4/30/2024	$12,891	$11,134	$11,624	$11,055
5/31/2024	$12,944	$11,323	$11,744	$11,131
6/30/2024	$13,022	$11,430	$11,819	$11,195

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series LD	7.72%	2.19%	2.68%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
50% ICE BofA 1-3 Year US Treasury Index/50% Bloomberg U.S. Intermediate Credit Index	5.08%	1.22%	1.69%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$51,294
# of Portfolio Holdings	227
Portfolio Turnover Rate	177%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.1%
Asset-Backed Securities	37.3%
Non-Agency Mortgage-Backed Securities	28.9%
U.S. Treasury Obligations	6.9%
Sovereign Issues	2.8%
U.S. Government Agencies	2.2%
Affiliated Investments	1.6%
Short-Term Instruments	0.5%
Other Investments	0.8%
Other Assets and Liabilities, Net	(28.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

FXIDX

Fixed Income SHares: Series LD

Semi-Annual Shareholder Report | June 30, 2024

FISH2761SARTSR_063024

 FXIMX

Fixed Income SHares: Series M

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series M (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series M	$4	0.08%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Tactical curve positioning within U.S. interest rate strategies, particularly underweight exposure to the intermediate section of the curve in February and the first half of April 2024, as yields rose.

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Long exposure to investment grade corporate credit contributed to relative performance, as spreads tightened.

• Long exposure to duration in the dollar bloc, primarily Australia, detracted from relative performance, as yields rose.

• Selection across the coupon stack within agency mortgage-backed securities detracted from relative performance, as higher coupons outperformed lower coupons.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg U.S. Aggregate Index replaced the Bloomberg U.S. MBS Fixed Rate Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series M	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index	Bloomberg U.S. Credit Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,912	$9,975	$9,940	$9,996
8/31/2014	$10,078	$10,085	$10,034	$10,140
9/30/2014	$9,975	$10,017	$10,018	$9,997
10/31/2014	$10,089	$10,115	$10,116	$10,104
11/30/2014	$10,171	$10,187	$10,183	$10,172
12/31/2014	$10,077	$10,196	$10,199	$10,173
1/31/2015	$10,454	$10,410	$10,285	$10,461
2/28/2015	$10,313	$10,312	$10,269	$10,357
3/31/2015	$10,406	$10,360	$10,307	$10,393
4/30/2015	$10,314	$10,323	$10,311	$10,332
5/31/2015	$10,222	$10,298	$10,309	$10,273
6/30/2015	$9,978	$10,186	$10,229	$10,093
7/31/2015	$10,189	$10,257	$10,294	$10,157
8/31/2015	$10,067	$10,242	$10,303	$10,096
9/30/2015	$9,996	$10,311	$10,363	$10,147
10/31/2015	$10,140	$10,313	$10,371	$10,195
11/30/2015	$10,152	$10,286	$10,356	$10,173
12/31/2015	$10,133	$10,252	$10,353	$10,095
1/31/2016	$10,239	$10,393	$10,488	$10,147
2/29/2016	$10,310	$10,467	$10,527	$10,232
3/31/2016	$10,519	$10,563	$10,558	$10,490
4/30/2016	$10,666	$10,604	$10,575	$10,618
5/31/2016	$10,822	$10,607	$10,589	$10,614
6/30/2016	$11,136	$10,797	$10,675	$10,856
7/31/2016	$11,464	$10,865	$10,697	$10,998
8/31/2016	$11,495	$10,853	$10,710	$11,020
9/30/2016	$11,526	$10,847	$10,739	$10,989
10/31/2016	$11,415	$10,764	$10,711	$10,895
11/30/2016	$10,957	$10,509	$10,527	$10,598
12/31/2016	$11,022	$10,524	$10,526	$10,663
1/31/2017	$11,113	$10,544	$10,523	$10,699
2/28/2017	$11,292	$10,615	$10,573	$10,817
3/31/2017	$11,351	$10,610	$10,576	$10,801
4/30/2017	$11,494	$10,692	$10,645	$10,909
5/31/2017	$11,672	$10,774	$10,712	$11,026
6/30/2017	$11,695	$10,763	$10,669	$11,055
7/31/2017	$11,828	$10,809	$10,717	$11,136
8/31/2017	$12,043	$10,906	$10,795	$11,229
9/30/2017	$12,034	$10,854	$10,771	$11,204
10/31/2017	$12,036	$10,861	$10,768	$11,242
11/30/2017	$12,027	$10,847	$10,752	$11,232
12/31/2017	$12,080	$10,897	$10,787	$11,322
1/31/2018	$11,964	$10,771	$10,661	$11,216
2/28/2018	$11,916	$10,669	$10,591	$11,047
3/31/2018	$12,015	$10,737	$10,658	$11,081
4/30/2018	$11,944	$10,658	$10,605	$10,980
5/31/2018	$12,041	$10,734	$10,679	$11,035
6/30/2018	$12,070	$10,720	$10,684	$10,983
7/31/2018	$12,108	$10,723	$10,673	$11,062
8/31/2018	$12,187	$10,792	$10,738	$11,119
9/30/2018	$12,186	$10,722	$10,672	$11,081
10/31/2018	$12,143	$10,638	$10,604	$10,926
11/30/2018	$12,138	$10,701	$10,700	$10,919
12/31/2018	$12,349	$10,898	$10,894	$11,083
1/31/2019	$12,497	$11,014	$10,980	$11,322
2/28/2019	$12,559	$11,007	$10,970	$11,347
3/31/2019	$12,704	$11,219	$11,130	$11,623
4/30/2019	$12,814	$11,221	$11,123	$11,680
5/31/2019	$12,942	$11,421	$11,267	$11,852
6/30/2019	$13,065	$11,564	$11,348	$12,119
7/31/2019	$13,148	$11,589	$11,394	$12,182
8/31/2019	$13,331	$11,890	$11,496	$12,563
9/30/2019	$13,308	$11,826	$11,504	$12,481
10/31/2019	$13,363	$11,862	$11,545	$12,552
11/30/2019	$13,381	$11,856	$11,554	$12,575
12/31/2019	$13,387	$11,848	$11,586	$12,612
1/31/2020	$13,646	$12,076	$11,667	$12,907
2/29/2020	$13,822	$12,293	$11,788	$13,082
3/31/2020	$12,865	$12,221	$11,912	$12,215
4/30/2020	$13,335	$12,438	$11,988	$12,774
5/31/2020	$13,577	$12,496	$12,003	$12,982
6/30/2020	$13,886	$12,575	$11,992	$13,219
7/31/2020	$14,184	$12,762	$12,013	$13,627
8/31/2020	$14,245	$12,659	$12,018	$13,454
9/30/2020	$14,308	$12,652	$12,005	$13,417
10/31/2020	$14,241	$12,596	$12,000	$13,387
11/30/2020	$14,471	$12,720	$12,009	$13,728
12/31/2020	$14,607	$12,737	$12,035	$13,791
1/31/2021	$14,596	$12,646	$12,044	$13,627
2/28/2021	$14,506	$12,463	$11,963	$13,390
3/31/2021	$14,391	$12,308	$11,902	$13,177
4/30/2021	$14,540	$12,405	$11,968	$13,317
5/31/2021	$14,618	$12,445	$11,947	$13,413
6/30/2021	$14,756	$12,533	$11,942	$13,615
7/31/2021	$14,910	$12,673	$12,016	$13,792
8/31/2021	$14,921	$12,649	$11,997	$13,759
9/30/2021	$14,850	$12,539	$11,954	$13,611
10/31/2021	$14,751	$12,536	$11,931	$13,641
11/30/2021	$14,807	$12,573	$11,920	$13,653
12/31/2021	$14,819	$12,541	$11,909	$13,642
1/31/2022	$14,556	$12,271	$11,732	$13,204
2/28/2022	$14,379	$12,134	$11,619	$12,955
3/31/2022	$13,914	$11,797	$11,317	$12,630
4/30/2022	$13,388	$11,349	$10,920	$11,968
5/31/2022	$13,353	$11,422	$11,040	$12,074
6/30/2022	$13,042	$11,243	$10,864	$11,758
7/31/2022	$13,346	$11,518	$11,213	$12,116
8/31/2022	$13,022	$11,192	$10,829	$11,773
9/30/2022	$12,508	$10,709	$10,282	$11,177
10/31/2022	$12,328	$10,570	$10,136	$11,061
11/30/2022	$12,608	$10,959	$10,549	$11,611
12/31/2022	$12,597	$10,909	$10,502	$11,561
1/31/2023	$12,960	$11,245	$10,848	$12,002
2/28/2023	$12,876	$10,954	$10,562	$11,640
3/31/2023	$12,924	$11,232	$10,768	$11,960
4/30/2023	$13,025	$11,300	$10,824	$12,054
5/31/2023	$13,055	$11,177	$10,744	$11,886
6/30/2023	$13,058	$11,137	$10,698	$11,922
7/31/2023	$13,117	$11,130	$10,690	$11,959
8/31/2023	$13,106	$11,059	$10,602	$11,873
9/30/2023	$12,845	$10,778	$10,265	$11,564
10/31/2023	$12,596	$10,607	$10,053	$11,358
11/30/2023	$13,184	$11,088	$10,577	$12,003
12/31/2023	$13,730	$11,512	$11,032	$12,506
1/31/2024	$13,779	$11,481	$10,981	$12,484
2/29/2024	$13,701	$11,318	$10,803	$12,304
3/31/2024	$13,884	$11,423	$10,917	$12,455
4/30/2024	$13,582	$11,134	$10,587	$12,145
5/31/2024	$13,838	$11,323	$10,798	$12,367
6/30/2024	$14,018	$11,430	$10,925	$12,449

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series M	7.35%	1.42%	3.44%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. MBS Fixed-Rate Index	2.12%	(0.76%)	0.89%
Bloomberg U.S. Credit Index	4.42%	0.54%	2.21%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,359,318
# of Portfolio Holdings	1,011
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	54.3%
Asset-Backed Securities	35.8%
Corporate Bonds & Notes	27.5%
Non-Agency Mortgage-Backed Securities	18.4%
U.S. Treasury Obligations	6.0%
Municipal Bonds & Notes	1.1%
Preferred Securities	1.0%
Sovereign Issues	0.8%
Loan Participations and Assignments	0.6%
Affiliated Investments	0.1%
Other Investments	0.0%
Other Assets and Liabilities, Net	(45.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

FXIMX

Fixed Income SHares: Series M

Semi-Annual Shareholder Report | June 30, 2024

FISH2756SARTSR_063024

 FXIRX

Fixed Income SHares: Series R

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series R (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series R	$221	4.42%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

• Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

• Exposure to agency mortgage-backed securities, including the associated carry, contributed to relative performance, as the sector posted positive returns.

• Long exposure to Japanese BEI, contributed to relative performance, as Japanese BEI moved higher.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

• Duration strategies in Japan, including short exposure to Japanese interest rate swap spreads, detracted from relative performance,

    as Japanese interest rate swap spreads tightened.

• Long exposure to Australian interest rates, specifically in the last four months of the period, detracted from relative performance, as

    Australian interest rates broadly moved higher.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series R	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index
6/30/2014	$10,000	$10,000	$10,000	$10,000
7/31/2014	$9,997	$9,975	$10,003	$9,992
8/31/2014	$10,035	$10,085	$10,047	$10,029
9/30/2014	$9,792	$10,017	$9,796	$9,758
10/31/2014	$9,871	$10,115	$9,879	$9,849
11/30/2014	$9,898	$10,187	$9,905	$9,885
12/31/2014	$9,622	$10,196	$9,793	$9,735
1/31/2015	$9,918	$10,410	$10,101	$10,128
2/28/2015	$9,918	$10,312	$9,980	$9,975
3/31/2015	$9,790	$10,360	$9,933	$9,930
4/30/2015	$9,829	$10,323	$10,006	$10,020
5/31/2015	$9,727	$10,298	$9,923	$9,938
6/30/2015	$9,647	$10,186	$9,827	$9,831
7/31/2015	$9,702	$10,257	$9,847	$9,841
8/31/2015	$9,508	$10,242	$9,772	$9,770
9/30/2015	$9,357	$10,311	$9,714	$9,715
10/31/2015	$9,455	$10,313	$9,739	$9,726
11/30/2015	$9,390	$10,286	$9,729	$9,724
12/31/2015	$9,288	$10,252	$9,652	$9,638
1/31/2016	$9,309	$10,393	$9,796	$9,813
2/29/2016	$9,226	$10,467	$9,905	$9,973
3/31/2016	$9,569	$10,563	$10,083	$10,133
4/30/2016	$9,685	$10,604	$10,117	$10,183
5/31/2016	$9,596	$10,607	$10,046	$10,090
6/30/2016	$9,787	$10,797	$10,255	$10,308
7/31/2016	$9,910	$10,865	$10,344	$10,379
8/31/2016	$9,887	$10,853	$10,297	$10,308
9/30/2016	$9,997	$10,847	$10,354	$10,387
10/31/2016	$9,960	$10,764	$10,312	$10,339
11/30/2016	$9,780	$10,509	$10,114	$10,096
12/31/2016	$9,816	$10,524	$10,104	$10,077
1/31/2017	$9,935	$10,544	$10,189	$10,169
2/28/2017	$10,006	$10,615	$10,237	$10,224
3/31/2017	$10,032	$10,610	$10,232	$10,215
4/30/2017	$10,066	$10,692	$10,292	$10,308
5/31/2017	$10,080	$10,774	$10,288	$10,310
6/30/2017	$9,986	$10,763	$10,190	$10,192
7/31/2017	$10,060	$10,809	$10,236	$10,265
8/31/2017	$10,179	$10,906	$10,345	$10,386
9/30/2017	$10,138	$10,854	$10,278	$10,287
10/31/2017	$10,182	$10,861	$10,300	$10,308
11/30/2017	$10,209	$10,847	$10,314	$10,319
12/31/2017	$10,323	$10,897	$10,408	$10,412
1/31/2018	$10,254	$10,771	$10,319	$10,288
2/28/2018	$10,137	$10,669	$10,219	$10,182
3/31/2018	$10,241	$10,737	$10,326	$10,301
4/30/2018	$10,235	$10,658	$10,320	$10,283
5/31/2018	$10,227	$10,734	$10,364	$10,336
6/30/2018	$10,320	$10,720	$10,406	$10,382
7/31/2018	$10,305	$10,723	$10,356	$10,317
8/31/2018	$10,334	$10,792	$10,430	$10,407
9/30/2018	$10,229	$10,722	$10,320	$10,277
10/31/2018	$10,003	$10,638	$10,172	$10,147
11/30/2018	$10,025	$10,701	$10,221	$10,214
12/31/2018	$10,062	$10,898	$10,277	$10,274
1/31/2019	$10,317	$11,014	$10,415	$10,452
2/28/2019	$10,323	$11,007	$10,414	$10,450
3/31/2019	$10,583	$11,219	$10,605	$10,674
4/30/2019	$10,614	$11,221	$10,640	$10,711
5/31/2019	$10,821	$11,421	$10,816	$10,909
6/30/2019	$10,897	$11,564	$10,909	$11,042
7/31/2019	$10,942	$11,589	$10,948	$11,083
8/31/2019	$11,140	$11,890	$11,208	$11,350
9/30/2019	$11,030	$11,826	$11,056	$11,163
10/31/2019	$11,038	$11,862	$11,084	$11,203
11/30/2019	$11,086	$11,856	$11,101	$11,190
12/31/2019	$11,180	$11,848	$11,143	$11,247
1/31/2020	$11,502	$12,076	$11,377	$11,517
2/29/2020	$11,609	$12,293	$11,534	$11,671
3/31/2020	$11,311	$12,221	$11,332	$11,480
4/30/2020	$11,809	$12,438	$11,647	$11,820
5/31/2020	$11,893	$12,496	$11,682	$11,866
6/30/2020	$12,121	$12,575	$11,812	$12,022
7/31/2020	$12,553	$12,762	$12,084	$12,294
8/31/2020	$12,709	$12,659	$12,216	$12,496
9/30/2020	$12,647	$12,652	$12,171	$12,439
10/31/2020	$12,563	$12,596	$12,092	$12,348
11/30/2020	$12,804	$12,720	$12,228	$12,460
12/31/2020	$13,034	$12,737	$12,368	$12,627
1/31/2021	$13,119	$12,646	$12,409	$12,691
2/28/2021	$12,778	$12,463	$12,209	$12,363
3/31/2021	$12,745	$12,308	$12,186	$12,374
4/30/2021	$12,996	$12,405	$12,356	$12,602
5/31/2021	$13,195	$12,445	$12,506	$12,737
6/30/2021	$13,294	$12,533	$12,582	$12,816
7/31/2021	$13,761	$12,673	$12,917	$13,256
8/31/2021	$13,722	$12,649	$12,894	$13,228
9/30/2021	$13,558	$12,539	$12,802	$13,073
10/31/2021	$13,666	$12,536	$12,947	$13,220
11/30/2021	$13,811	$12,573	$13,063	$13,326
12/31/2021	$13,970	$12,541	$13,105	$13,411
1/31/2022	$13,506	$12,271	$12,839	$13,103
2/28/2022	$13,577	$12,134	$12,949	$13,226
3/31/2022	$13,368	$11,797	$12,708	$13,016
4/30/2022	$12,930	$11,349	$12,449	$12,608
5/31/2022	$12,697	$11,422	$12,325	$12,504
6/30/2022	$12,106	$11,243	$11,935	$12,049
7/31/2022	$12,878	$11,518	$12,455	$12,752
8/31/2022	$12,393	$11,192	$12,123	$12,348
9/30/2022	$11,109	$10,709	$11,321	$11,294
10/31/2022	$11,362	$10,570	$11,462	$11,420
11/30/2022	$11,699	$10,959	$11,671	$11,718
12/31/2022	$11,554	$10,909	$11,552	$11,537
1/31/2023	$11,830	$11,245	$11,764	$11,845
2/28/2023	$11,554	$10,954	$11,603	$11,569
3/31/2023	$11,961	$11,232	$11,938	$12,043
4/30/2023	$11,972	$11,300	$11,951	$12,046
5/31/2023	$11,740	$11,177	$11,808	$11,854
6/30/2023	$11,703	$11,137	$11,768	$11,765
7/31/2023	$11,747	$11,130	$11,783	$11,791
8/31/2023	$11,538	$11,059	$11,678	$11,598
9/30/2023	$11,234	$10,778	$11,462	$11,299
10/31/2023	$11,095	$10,607	$11,379	$11,165
11/30/2023	$11,549	$11,088	$11,688	$11,544
12/31/2023	$11,907	$11,512	$12,002	$11,924
1/31/2024	$11,996	$11,481	$12,023	$11,990
2/29/2024	$11,832	$11,318	$11,894	$11,784
3/31/2024	$11,937	$11,423	$11,992	$11,890
4/30/2024	$11,642	$11,134	$11,790	$11,625
5/31/2024	$11,943	$11,323	$11,993	$11,853
6/30/2024	$12,039	$11,430	$12,087	$11,967

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series R	2.87%	2.01%	1.87%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. TIPS Index	2.71%	2.07%	1.91%
ICE BofA U.S. Treasury Inflation-Linked 7-10 Year Index	1.72%	1.62%	1.81%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$155,760
# of Portfolio Holdings	254
Portfolio Turnover Rate	157%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	129.5%
U.S. Government Agencies	37.6%
Sovereign Issues	17.1%
Asset-Backed Securities	8.6%
Non-Agency Mortgage-Backed Securities	3.9%
Corporate Bonds & Notes	1.8%
Short-Term Instruments	1.7%
Other Investments	0.7%
Other Assets and Liabilities, Net	(100.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

FXIRX

Fixed Income SHares: Series R

Semi-Annual Shareholder Report | June 30, 2024

FISH2757SARTSR_063024

 FXIEX

Fixed Income SHares: Series TE

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the Fixed Income SHares: Series TE (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/FISH. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fixed Income SHares: Series TE	$0	0.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• A tactical allocation to taxable municipals contributed to performance, as taxable municipals outperformed the broader municipal market.

• Security selection within the special tax sector contributed to performance, as holdings outperformed the broader municipal market.

• Overweight exposure to the housing sector contributed to performance, as the sector outperformed the broader municipal market.

• Overweight exposure to a duration position detracted from performance, as yields broadly rose.

• Security selection within the lease-backed sector detracted from performance, as the sector underperformed the broader municipal market.

• Underweight exposure to the pre-refunded segment detracted from performance, as the segment outperformed the broader municipal market.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-Year Municipal Bond Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Fixed Income SHares: Series TE	Bloomberg Municipal Bond Index	Bloomberg 1-Year Municipal Bond Index	50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index	Bloomberg High Yield Municipal Bond Index
6/30/2014	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2014	$10,020	$10,018	$10,000	$10,045	$10,063
8/31/2014	$10,082	$10,139	$10,007	$10,266	$10,378
9/30/2014	$10,144	$10,149	$10,007	$10,303	$10,461
10/31/2014	$10,135	$10,219	$10,011	$10,322	$10,422
11/30/2014	$10,073	$10,236	$10,017	$10,384	$10,531
12/31/2014	$10,083	$10,288	$10,012	$10,436	$10,587
1/31/2015	$10,084	$10,470	$10,031	$10,635	$10,777
2/28/2015	$10,074	$10,362	$10,034	$10,553	$10,733
3/31/2015	$10,084	$10,392	$10,034	$10,560	$10,705
4/30/2015	$10,085	$10,338	$10,035	$10,507	$10,661
5/31/2015	$10,085	$10,309	$10,034	$10,550	$10,781
6/30/2015	$10,160	$10,300	$10,034	$10,343	$10,384
7/31/2015	$10,165	$10,375	$10,048	$10,354	$10,328
8/31/2015	$10,191	$10,395	$10,064	$10,391	$10,370
9/30/2015	$10,283	$10,470	$10,077	$10,551	$10,591
10/31/2015	$10,363	$10,512	$10,087	$10,636	$10,719
11/30/2015	$10,466	$10,554	$10,074	$10,678	$10,762
12/31/2015	$10,605	$10,628	$10,073	$10,729	$10,779
1/31/2016	$10,674	$10,755	$10,104	$10,840	$10,840
2/29/2016	$10,670	$10,771	$10,120	$10,905	$10,959
3/31/2016	$10,739	$10,806	$10,105	$10,978	$11,074
4/30/2016	$10,841	$10,885	$10,116	$11,056	$11,142
5/31/2016	$10,868	$10,915	$10,122	$11,130	$11,289
6/30/2016	$11,079	$11,088	$10,139	$11,397	$11,640
7/31/2016	$11,076	$11,095	$10,157	$11,438	$11,716
8/31/2016	$11,137	$11,110	$10,142	$11,465	$11,758
9/30/2016	$11,114	$11,054	$10,120	$11,463	$11,789
10/31/2016	$10,967	$10,938	$10,127	$11,323	$11,643
11/30/2016	$10,551	$10,531	$10,083	$10,732	$10,950
12/31/2016	$10,647	$10,654	$10,103	$10,883	$11,101
1/31/2017	$10,729	$10,724	$10,140	$11,000	$11,257
2/28/2017	$10,806	$10,799	$10,173	$11,170	$11,525
3/31/2017	$10,862	$10,822	$10,173	$11,200	$11,552
4/30/2017	$10,982	$10,901	$10,189	$11,292	$11,630
5/31/2017	$11,170	$11,074	$10,208	$11,479	$11,808
6/30/2017	$11,185	$11,034	$10,200	$11,444	$11,782
7/31/2017	$11,305	$11,123	$10,224	$11,535	$11,859
8/31/2017	$11,450	$11,208	$10,247	$11,655	$12,023
9/30/2017	$11,429	$11,151	$10,235	$11,590	$11,958
10/31/2017	$11,472	$11,178	$10,236	$11,619	$11,991
11/30/2017	$11,439	$11,118	$10,190	$11,582	$12,021
12/31/2017	$11,564	$11,235	$10,196	$11,727	$12,177
1/31/2018	$11,484	$11,102	$10,225	$11,582	$12,063
2/28/2018	$11,427	$11,069	$10,242	$11,561	$12,072
3/31/2018	$11,441	$11,110	$10,235	$11,666	$12,249
4/30/2018	$11,441	$11,070	$10,225	$11,679	$12,303
5/31/2018	$11,590	$11,197	$10,259	$11,863	$12,561
6/30/2018	$11,615	$11,207	$10,295	$11,897	$12,623
7/31/2018	$11,673	$11,234	$10,317	$11,940	$12,668
8/31/2018	$11,691	$11,263	$10,313	$12,007	$12,769
9/30/2018	$11,642	$11,190	$10,293	$11,945	$12,719
10/31/2018	$11,552	$11,121	$10,302	$11,836	$12,560
11/30/2018	$11,604	$11,244	$10,335	$11,955	$12,648
12/31/2018	$11,676	$11,379	$10,373	$12,088	$12,757
1/31/2019	$11,761	$11,465	$10,406	$12,194	$12,842
2/28/2019	$11,858	$11,526	$10,429	$12,260	$12,912
3/31/2019	$12,038	$11,708	$10,458	$12,509	$13,245
4/30/2019	$12,088	$11,752	$10,466	$12,561	$13,320
5/31/2019	$12,284	$11,914	$10,505	$12,758	$13,536
6/30/2019	$12,330	$11,958	$10,537	$12,814	$13,606
7/31/2019	$12,414	$12,055	$10,572	$12,910	$13,692
8/31/2019	$12,621	$12,245	$10,587	$13,165	$14,021
9/30/2019	$12,560	$12,147	$10,564	$13,087	$13,993
10/31/2019	$12,585	$12,168	$10,595	$13,111	$14,023
11/30/2019	$12,623	$12,199	$10,613	$13,152	$14,077
12/31/2019	$12,660	$12,236	$10,629	$13,198	$14,119
1/31/2020	$12,881	$12,456	$10,666	$13,488	$14,467
2/29/2020	$13,088	$12,617	$10,688	$13,710	$14,771
3/31/2020	$12,472	$12,159	$10,635	$12,721	$13,147
4/30/2020	$12,312	$12,006	$10,659	$12,442	$12,703
5/31/2020	$12,707	$12,388	$10,765	$12,899	$13,222
6/30/2020	$13,005	$12,490	$10,764	$13,196	$13,746
7/31/2020	$13,255	$12,701	$10,791	$13,493	$14,119
8/31/2020	$13,204	$12,641	$10,793	$13,474	$14,156
9/30/2020	$13,154	$12,644	$10,801	$13,483	$14,170
10/31/2020	$13,129	$12,606	$10,793	$13,474	$14,195
11/30/2020	$13,391	$12,796	$10,806	$13,736	$14,536
12/31/2020	$13,570	$12,874	$10,816	$13,907	$14,809
1/31/2021	$13,705	$12,956	$10,834	$14,092	$15,118
2/28/2021	$13,492	$12,750	$10,830	$13,899	$14,959
3/31/2021	$13,569	$12,829	$10,838	$14,013	$15,121
4/30/2021	$13,700	$12,936	$10,845	$14,171	$15,343
5/31/2021	$13,775	$12,975	$10,850	$14,264	$15,519
6/30/2021	$13,852	$13,010	$10,849	$14,368	$15,716
7/31/2021	$13,956	$13,118	$10,863	$14,522	$15,905
8/31/2021	$13,916	$13,070	$10,861	$14,491	$15,880
9/30/2021	$13,839	$12,976	$10,849	$14,384	$15,776
10/31/2021	$13,813	$12,938	$10,847	$14,327	$15,712
11/30/2021	$13,944	$13,048	$10,850	$14,472	$15,918
12/31/2021	$13,982	$13,069	$10,849	$14,507	$15,959
1/31/2022	$13,640	$12,711	$10,777	$14,094	$15,513
2/28/2022	$13,535	$12,666	$10,763	$14,056	$15,477
3/31/2022	$13,156	$12,255	$10,674	$13,582	$14,917
4/30/2022	$12,807	$11,916	$10,631	$13,160	$14,387
5/31/2022	$12,958	$12,093	$10,712	$13,338	$14,546
6/30/2022	$12,644	$11,895	$10,715	$13,053	$14,081
7/31/2022	$13,049	$12,210	$10,773	$13,488	$14,607
8/31/2022	$12,775	$11,942	$10,687	$13,214	$14,282
9/30/2022	$12,221	$11,484	$10,595	$12,572	$13,402
10/31/2022	$12,064	$11,388	$10,609	$12,410	$13,127
11/30/2022	$12,612	$11,921	$10,731	$13,030	$13,891
12/31/2022	$12,597	$11,955	$10,726	$13,074	$13,868
1/31/2023	$13,011	$12,298	$10,816	$13,541	$14,484
2/28/2023	$12,731	$12,020	$10,725	$13,193	$14,029
3/31/2023	$12,923	$12,287	$10,840	$13,434	$14,247
4/30/2023	$13,053	$12,259	$10,808	$13,458	$14,329
5/31/2023	$13,022	$12,153	$10,797	$13,337	$14,230
6/30/2023	$13,216	$12,274	$10,848	$13,505	$14,483
7/31/2023	$13,266	$12,323	$10,871	$13,580	$14,577
8/31/2023	$13,152	$12,146	$10,883	$13,384	$14,356
9/30/2023	$12,828	$11,790	$10,838	$12,972	$13,868
10/31/2023	$12,627	$11,689	$10,868	$12,829	$13,646
11/30/2023	$13,434	$12,431	$11,026	$13,690	$14,704
12/31/2023	$13,824	$12,720	$11,090	$14,055	$15,145
1/31/2024	$13,923	$12,655	$11,086	$13,987	$15,075
2/29/2024	$14,078	$12,671	$11,103	$14,045	$15,194
3/31/2024	$14,138	$12,671	$11,103	$14,122	$15,374
4/30/2024	$13,996	$12,514	$11,104	$13,984	$15,280
5/31/2024	$14,102	$12,477	$11,131	$13,955	$15,396
6/30/2024	$14,316	$12,669	$11,194	$14,231	$15,772

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Portfolio/Index Name	1 Year	5 Years	10 Years
Fixed Income SHares: Series TE	8.32%	3.03%	3.65%
Bloomberg Municipal Bond Index	3.21%	1.16%	2.39%
Bloomberg 1-Year Municipal Bond Index	3.19%	1.22%	1.13%
50% Bloomberg 10 Year Municipal Bond Index, 50% Bloomberg High Yield Municipal Bond Index	5.37%	2.12%	3.59%
Bloomberg High Yield Municipal Bond Index	8.90%	3.00%	4.66%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.

Key Portfolio StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$126,977
# of Portfolio Holdings	162
Portfolio Turnover Rate	8%
Total Net Advisory Fees Paid During the Reporting PeriodFootnote Reference†	$0
Footnote	Description
Footnote†	No investment management fees or expenses are incurred by the Portfolio. The PIMCO Fixed Income SHares Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Municipal Bonds & Notes	86.7%
Affiliated Investments	8.2%
U.S. Government Agencies	4.8%
Corporate Bonds & Notes	0.8%
Short-Term Instruments	2.4%
Other Assets and Liabilities, Net	(2.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/FISH or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

FXIEX

Fixed Income SHares: Series TE

Semi-Annual Shareholder Report | June 30, 2024

FISH2760SARTSR_063024

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ Financial Statements and Financial Highlights.

(b)	Not applicable.

PIMCO MANAGED ACCOUNTS TRUST

Semiannual Financial and Other Information

June 30, 2024

Fixed Income SHares (FISH)

Fixed Income SHares: Series C (“FISH: Series C”)

Fixed Income SHares: Series LD (“FISH: Series LD”)

Fixed Income SHares: Series M (“FISH: Series M”)

Fixed Income SHares: Series R (“FISH: Series R”)

Fixed Income SHares: Series TE (“FISH: Series TE”)

Important Information About the Portfolios

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. A Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for the

Portfolios’ compliance calculations, including those used in the Portfolios’ prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolios are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolios may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which

2	PIMCO MANAGED ACCOUNTS TRUST

regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolios, or on certain instruments in which the Portfolios invest, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolios or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolios and issuers in which they invest. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which a Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolios and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on a Portfolio and issuers in which it invests.

The dividend rate that a Portfolio pays on its common shares may vary as portfolio and market conditions change, and will depend on a number of factors, including without limit the amount of a Portfolio’s undistributed net investment income and net short- and long-term capital gains, as well as the costs of any leverage obtained by a Portfolio. As portfolio and market conditions change, the rate of distributions on the common shares and a Portfolio’s dividend policy could change. There can be no assurance that a change in market conditions or other factors will not result in a change in a Portfolio’s distribution rate or that the rate will be sustainable in the future.

The following table discloses the commencement of operations and diversification status of each Portfolio:

Portfolio Name	Commencement of Operations	Diversification Status
Fixed Income SHares: Series C	03/17/00	Diversified
Fixed Income SHares: Series LD	12/20/13	Diversified
Fixed Income SHares: Series M	03/17/00	Diversified
Fixed Income SHares: Series R	04/15/04	Diversified
Fixed Income SHares: Series TE	06/25/12	Diversified

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with PIMCO as the Investment Adviser and Administrator, PIMCO Investments LLC and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s prospectus nor a Portfolio’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholders of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand.

The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend its most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the Portfolios	(Cont.)

which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Portfolios at (888) 87-PIMCO, on the Portfolios’ website at www.pimco.com/FISH, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/FISH, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolios have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO MANAGED ACCOUNTS TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights

		Investment Operations			Less Distributions(c)
Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Series C

01/01/2024 - 06/30/2024+	$8.84	$0.23	$(0.05)	$0.18	$(0.22)	$0.00	$0.00	$(0.22)

12/31/2023	8.54	0.40	0.29	0.69	(0.39)	0.00	0.00	(0.39)

12/31/2022	10.77	0.33	(2.12)	(1.79)	(0.44)	0.00	0.00	(0.44)

12/31/2021	11.08	0.34	(0.31)	0.03	(0.34)	0.00	0.00	(0.34)

12/31/2020	10.43	0.34	0.66	1.00	(0.35)	0.00	0.00	(0.35)

12/31/2019	9.94	0.38	0.52	0.90	(0.41)	0.00	0.00	(0.41)

Series LD

01/01/2024 - 06/30/2024+	$8.81	$0.19	$0.05	$0.24	$(0.21)	$0.00	$0.00	$(0.21)

12/31/2023	8.59	0.34	0.17	0.51	(0.17)	0.00	(0.12)	(0.29)

12/31/2022	9.41	0.25	(0.77)	(0.52)	(0.26)	(0.04)	0.00	(0.30)

12/31/2021	9.62	0.28	(0.24)	0.04	(0.25)	0.00	0.00	(0.25)

12/31/2020	9.40	0.35	0.23	0.58	(0.36)	0.00	0.00	(0.36)

12/31/2019	9.40	0.36	0.00	0.36	(0.36)	0.00	0.00	(0.36)

Series M

01/01/2024 - 06/30/2024+	$8.60	$0.25	$(0.07)	$0.18	$(0.26)	$0.00	$0.00	$(0.26)

12/31/2023	8.35	0.47	0.26	0.73	(0.48)	0.00	0.00	(0.48)

12/31/2022	10.33	0.42	(1.95)	(1.53)	(0.45)	0.00	0.00	(0.45)

12/31/2021	10.68	0.42	(0.26)	0.16	(0.42)	(0.09)	0.00	(0.51)

12/31/2020	10.48	0.41	0.53	0.94	(0.41)	(0.33)	0.00	(0.74)

12/31/2019	10.14	0.47	0.37	0.84	(0.50)	0.00	0.00	(0.50)

Series R

01/01/2024 - 06/30/2024+	$7.99	$0.15	$(0.06)	$0.09	$(0.13)	$0.00	$0.00	$(0.13)

12/31/2023	7.94	0.19	0.05	0.24	(0.04)	0.00	(0.15)	(0.19)

12/31/2022	10.79	0.81	(2.59)	(1.78)	(1.07)	0.00	0.00	(1.07)

12/31/2021	10.74	0.72	0.02	0.74	(0.69)	0.00	0.00	(0.69)

12/31/2020	9.40	0.22	1.33	1.55	(0.21)	0.00	0.00	(0.21)

12/31/2019	8.68	0.26	0.70	0.96	(0.24)	0.00	0.00	(0.24)

Series TE

01/01/2024 - 06/30/2024+	$9.67	$0.25	$0.09	$0.34	$(0.24)	$0.00	$0.00	$(0.24)

12/31/2023	9.25	0.47	0.41	0.88	(0.46)	0.00	0.00	(0.46)

12/31/2022	10.71	0.41	(1.47)	(1.06)	(0.40)	0.00	0.00	(0.40)

12/31/2021	10.76	0.38	(0.06)	0.32	(0.37)	0.00	0.00	(0.37)

12/31/2020	10.39	0.36	0.37	0.73	(0.36)	0.00	0.00	(0.36)

12/31/2019	9.94	0.38	0.45	0.83	(0.38)	0.00	0.00	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period of less than one year is not annualized.

(f)

The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios and PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program.

6	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)(e)	Net Assets End of Year or Period (000s)	Expenses(f)		Expenses Excluding Waivers(f)		Expenses Excluding Interest Expense(f)		Expenses Excluding Interest Expense and Waivers(f)		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.80	2.02%	$1,361,781	0.14	%*	0.14	%*	0.00	%*	0.00	%*	5.23	%*	251%

8.84	8.34	1,282,061	0.03		0.03		0.00		0.00		4.69		571

8.54	(16.74)	1,155,312	0.15		0.15		0.00		0.00		3.58		308

10.77	0.34	1,540,072	0.02		0.02		0.00		0.00		3.10		282

11.08	9.77	1,585,611	0.03		0.03		0.00		0.00		3.18		562

10.43	9.18	1,434,199	0.21		0.21		0.00		0.00		3.72		533

$8.84	2.73%	$51,294	1.51	%*	1.51	%*	0.00	%*	0.00	%*	4.33	%*	177%

8.81	6.07	73,673	2.31		2.31		0.00		0.00		3.90		192

8.59	(5.53)	74,964	1.57		1.57		0.00		0.00		2.75		43

9.41	0.38	122,608	0.23		0.23		0.00		0.00		2.94		97

9.62	6.28	108,895	0.66		0.66		0.00		0.00		3.63		69

9.40	3.85	79,806	2.98		2.98		0.00		0.00		3.82		88

$8.52	2.09%	$1,359,318	0.08	%*	0.08	%*	0.00	%*	0.00	%*	6.03	%*	306%

8.60	8.99	1,279,095	0.04		0.04		0.00		0.00		5.62		569

8.35	(14.99)	1,147,875	0.01		0.01		0.00		0.00		4.58		495

10.33	1.45	1,520,815	0.01		0.01		0.00		0.00		3.97		468

10.68	9.12	1,562,661	0.02		0.02		0.00		0.00		3.80		635

10.48	8.40	1,442,194	0.06		0.06		0.00		0.00		4.47		543

$7.95	1.11%	$155,760	4.42	%*	4.42	%*	0.00	%*	0.00	%*	3.93	%*	157%

7.99	3.05	163,970	3.31		3.31		0.00		0.00		2.45		223

7.94	(17.22)	216,389	0.87		0.87		0.00		0.00		8.88		93

10.79	7.09	259,263	0.05		0.05		0.00		0.00		6.71		162

10.74	16.58	157,315	0.26		0.26		0.00		0.00		2.13		295

9.40	11.10	130,421	1.35		1.35		0.00		0.00		2.80		357

$9.77	3.56%	$126,977	0.00	%*	0.00	%*	0.00	%*	0.00	%*	5.11	%*	8%

9.67	9.74	61,959	0.06		0.06		0.00		0.00		5.05		56

9.25	(9.91)	69,553	0.07		0.07		0.00		0.00		4.29		67

10.71	3.04	88,310	0.02		0.02		0.00		0.00		3.50		20

10.76	7.19	91,321	0.04		0.04		0.00		0.00		3.47		57

10.39	8.42	87,423	0.08		0.08		0.00		0.00		3.69		31

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	Series C	Series LD

Assets:

Investments, at value
Investments in securities*	$2,034,876	$64,430
Investments in Affiliates	10,815	845
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,630	152
Over the counter	2,881	302
Cash	0	1
Deposits with counterparty	1,921	896
Foreign currency, at value	1,523	74
Receivable for investments sold	115	138
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for TBA investments sold	447,346	20,148
Receivable for Portfolio shares sold	1,517	0
Interest and/or dividends receivable	11,691	375
Dividends receivable from Affiliates	15	4
Reimbursement receivable from PIMCO	1	1
Other assets	16	0
Total Assets	2,514,347	87,366

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$110,404	$14,375
Payable for sale-buyback transactions	0	918
Payable for short sales	0	10,071
Financial Derivative Instruments
Exchange-traded or centrally cleared	748	29
Over the counter	791	55
Payable for investments purchased	31	0
Payable for investments in Affiliates purchased	20	4
Payable for TBA investments purchased	1,026,383	10,158
Deposits from counterparty	7,840	0
Payable for Portfolio shares redeemed	1,031	270
Distributions payable	5,318	192
Other Liabilities	0	0
Total Liabilities	1,152,566	36,072

Commitments and Contingent Liabilities^

Net Assets	$1,361,781	$51,294

Net Assets Consist of:

Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$155	$6
Paid in capital in excess of par	1,754,564	61,742
Distributable earnings (accumulated loss)	(392,938)	(10,454)

Net Assets	$1,361,781	$51,294

Shares Issued and Outstanding	154,714	5,802

Net Asset Value Per Share Outstanding(a):	$8.80	$8.84

Cost of investments in securities	$2,091,981	$67,001
Cost of investments in Affiliates	$10,815	$845
Cost of foreign currency held	$1,541	$74
Proceeds received on short sales	$0	$10,163
Cost or premiums of financial derivative instruments, net	$(6,891)	$9

* Includes repurchase agreements of:	$559	$239

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

8	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Series M	Series R	Series TE

$1,977,863	$311,790	$120,315
1,481	0	10,336

3,333	585	0
1,616	714	0
1	1	1
24,126	3,130	0
1,517	806	0
3,866	1	31
0	1,178	0
496,490	51,963	0
1,560	0	8
9,551	896	949
22	0	37
1	1	1
17	0	0
2,521,444	371,065	131,678

$25,202	$0	$0
0	112,603	0
0	0	0

1,061	360	0
910	398	0
18,500	0	4,194
23	0	42
1,099,755	100,465	0
9,397	811	1
1,030	0	0
6,248	667	464
0	1	0
1,162,126	215,305	4,701

$1,359,318	$155,760	$126,977

$159	$20	$13
1,588,742	240,225	127,561
(229,583)	(84,485)	(597)

$1,359,318	$155,760	$126,977

159,493	19,587	13,000

$8.52	$7.95	$9.77

$2,068,159	$337,899	$117,372
$1,481	$0	$10,335
$1,527	$1,172	$0
$0	$0	$0
$(1,780)	$(217)	$0

$512	$2,583	$288

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Operations

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)	Series C	Series LD

Investment Income:

Interest	$34,091	$1,673
Dividends from Investments in Affiliates	1,162	107
Miscellaneous income	13	0
Total Income	35,266	1,780

Expenses:

Trustee fees	1	0
Interest expense	896	460
Miscellaneous expense	4	0
Total Expenses	901	460

Net Investment Income (Loss)	34,365	1,320

Net Realized Gain (Loss):

Investments in securities	(11,490)	(98)
Investments in Affiliates	56	7
Exchange-traded or centrally cleared financial derivative instruments	5,630	(631)
Over the counter financial derivative instruments	4,960	175
Short sales	0	0
Foreign currency	(236)	23

Net Realized Gain (Loss)	(1,080)	(524)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(12,845)	646
Investments in Affiliates	(44)	(6)
Exchange-traded or centrally cleared financial derivative instruments	3,792	(65)
Over the counter financial derivative instruments	3,073	344
Foreign currency assets and liabilities	(166)	0

Net Change in Unrealized Appreciation (Depreciation)	(6,190)	919

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,095	$1,715

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M	Series R	Series TE

$38,829	$6,676	$2,227
1,219	0	193
0	0	0
40,048	6,676	2,420

1	0	0
541	3,532	1
8	3	0
550	3,535	1

39,498	3,141	2,419

(4,430)	(4,792)	224
26	0	(1)
7,503	2,067	139
3,739	1,611	0
0	7	0
10	(17)	0

6,848	(1,124)	362

(24,273)	(1,720)	576
(10)	0	2
4,351	(186)	134
1,527	1,565	0
(60)	0	0

(18,465)	(341)	712

$27,881	$1,676	$3,493

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Statements of Changes in Net Assets

	Series C		Series LD

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$34,365	$56,600	$1,320	$3,113
Net realized gain (loss)	(1,080)	(130,212)	(524)	(5,294)
Net change in unrealized appreciation (depreciation)	(6,190)	172,388	919	6,810

Net Increase (Decrease) in Net Assets Resulting from Operations	27,095	98,776	1,715	4,629

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(32,661)	(55,338)	(1,447)	(1,559)
Tax basis return of capital	0	0	0	(1,134)

Total Distributions(a)	(32,661)	(55,338)	(1,447)	(2,693)

Portfolio Share Transactions:

Receipts for shares sold	211,769	399,775	7,273	26,422
Issued as reinvestment of distributions	0	0	0	0
Cost of shares redeemed	(126,483)	(316,464)	(29,920)	(29,649)

Net increase (decrease) resulting from Portfolio share transactions	85,286	83,311	(22,647)	(3,227)

Total Increase (Decrease) in Net Assets	79,720	126,749	(22,379)	(1,291)

Net Assets:

Beginning of period	1,282,061	1,155,312	73,673	74,964
End of period	$1,361,781	$1,282,061	$51,294	$73,673

Shares of Beneficial Interest:

Shares sold	24,165	46,502	824	3,049
Issued as reinvestment of distributions	0	0	0	0
Shares redeemed	(14,454)	(36,774)	(3,387)	(3,406)
Net increase (decrease) in shares outstanding	9,711	9,728	(2,563)	(357)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

12	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Series M		Series R		Series TE

Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

$39,498	$67,899	$3,141	$4,868	$2,419	$3,685
6,848	(43,086)	(1,124)	(36,121)	362	(442)
(18,465)	80,220	(341)	36,235	712	3,182

27,881	105,033	1,676	4,982	3,493	6,425

(39,863)	(68,737)	(2,534)	(865)	(2,355)	(3,556)
0	0	0	(3,844)	0	0

(39,863)	(68,737)	(2,534)	(4,709)	(2,355)	(3,556)

217,200	412,111	17,019	51,752	77,479	23,792
0	1	0	0	0	0
(124,995)	(317,188)	(24,371)	(104,444)	(13,599)	(34,255)

92,205	94,924	(7,352)	(52,692)	63,880	(10,463)

80,223	131,220	(8,210)	(52,419)	65,018	(7,594)

1,279,095	1,147,875	163,970	216,389	61,959	69,553
$1,359,318	$1,279,095	$155,760	$163,970	$126,977	$61,959

25,512	49,178	2,141	6,493	7,988	2,548
0	1	1	0	0	0
(14,716)	(37,897)	(3,068)	(13,228)	(1,396)	(3,659)
10,796	11,282	(926)	(6,735)	6,592	(1,111)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Statements of Cash Flows

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)	Series LD	Series R

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$1,715	$1,676

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(129,634)	(510,092)
Proceeds from sales of long-term securities	151,481	522,600
(Purchases) Proceeds from sales of short-term portfolio investments, net	12,664	8,928
(Increase) decrease in deposits with counterparty	175	(193)
(Increase) decrease in receivable for investments sold	21,898	(584)
(Increase) decrease in interest and/or dividends receivable	160	(110)
(Increase) decrease in dividends receivable from Affiliates	48	0
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	(739)	1,565
Proceeds from (Payments on) over the counter financial derivative instruments	164	1,402
Increase (decrease) in payable for investments purchased	(24,417)	13,438
Increase (decrease) in deposits from counterparty	0	(1,280)
Proceeds from (Payments on) short sales transactions, net	(4,852)	7
Proceeds from (Payments on) foreign currency transactions	23	(17)
Net Realized (Gain) Loss
Investments in securities	98	4,792
Investments in Affiliates	(7)	0
Exchange-traded or centrally cleared financial derivative instruments	631	(2,067)
Over the counter financial derivative instruments	(175)	(1,611)
Short sales	0	(7)
Foreign currency	(23)	17
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	(646)	1,720
Investments in Affiliates	6	0
Exchange-traded or centrally cleared financial derivative instruments	65	186
Over the counter financial derivative instruments	(344)	(1,565)
Net amortization (accretion) on investments	(96)	161

Net Cash Provided by (Used for) Operating Activities	28,195	38,966

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	7,361	17,033
Payments on shares redeemed	(29,650)	(24,392)
Cash distributions paid	(1,558)	(1,867)
Proceeds from reverse repurchase agreements	28,046	0
Payments on reverse repurchase agreements	(33,339)	0
Proceeds from sale-buyback transactions	14,626	1,297,895
Payments on sale-buyback transactions	(13,708)	(1,327,250)

Net Cash Received from (Used for) Financing Activities	(28,222)	(38,581)

Net Increase (Decrease) in Cash and Foreign Currency	(27)	385

Cash and Foreign Currency:

Beginning of period	102	422
End of period	$75	$807

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$546	$3,903

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

14	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series C	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 149.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

American Airlines, Inc.
10.336% due 04/20/2028		$2,720	$2,814

SkyMiles IP Ltd.
9.075% due 10/20/2027		515	528

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		1,383	1,262

Total Loan Participations and Assignments (Cost $4,645)			4,604

CORPORATE BONDS & NOTES 45.1%

BANKING & FINANCE 32.4%

Aircastle Ltd.
5.950% due 02/15/2029		1,600	1,600

American Assets Trust LP
3.375% due 02/01/2031		4,000	3,280

Antares Holdings LP
6.500% due 02/08/2029		2,000	1,971

Ares Finance Co. LLC
3.250% due 06/15/2030		4,950	4,415

Ares Management Corp.
6.375% due 11/10/2028		5,900	6,150

Aviation Capital Group LLC
3.500% due 11/01/2027		1,300	1,218

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		6,141	5,526

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		5,000	4,990

Banco Santander SA
5.538% due 03/14/2030 •		10,000	9,928

Bank of America Corp.
3.419% due 12/20/2028 •		25,728	24,200
5.468% due 01/23/2035 •		5,300	5,297

Barclays PLC
2.894% due 11/24/2032 •		6,900	5,710

BGC Group, Inc.
6.600% due 06/10/2029		3,750	3,733

BNP Paribas SA
1.904% due 09/30/2028 •		8,000	7,149
4.400% due 08/14/2028		14,700	14,122
4.500% due 02/25/2030 •(b)(c)		900	716
4.625% due 02/25/2031 •(b)(c)		1,900	1,526

Brookfield Finance, Inc.
3.500% due 03/30/2051		7,100	4,916
6.350% due 01/05/2034		2,500	2,622

CaixaBank SA
6.037% due 06/15/2035 •		3,000	3,008
6.840% due 09/13/2034 •		5,000	5,283

Cantor Fitzgerald LP
7.200% due 12/12/2028		8,700	8,951

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		4,000	3,699

CI Financial Corp.
3.200% due 12/17/2030		3,200	2,524

Citigroup, Inc.
3.785% due 03/17/2033 •		2,000	1,783

Cooperatieve Rabobank UA
4.655% due 08/22/2028 •		6,300	6,154

Credit Agricole SA
7.500% due 06/23/2026 •(b)(c)	GBP	100	126

Credit Suisse AG AT1 Claim		$10,000	1,200

Crown Castle, Inc.
4.300% due 02/15/2029		3,000	2,867

Deutsche Bank AG
2.129% due 11/24/2026 •		1,400	1,329
2.311% due 11/16/2027 •		9,500	8,773
3.729% due 01/14/2032 •		1,200	1,012
3.961% due 11/26/2025 •		9,000	8,924
5.625% due 05/19/2031 •	EUR	200	217

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Discover Financial Services
7.964% due 11/02/2034 •		$3,000	$3,376

Extra Space Storage LP
5.500% due 07/01/2030		7,500	7,562

Fairfax Financial Holdings Ltd.
4.230% due 06/14/2029	CAD	300	214

First American Financial Corp.
4.000% due 05/15/2030		$3,850	3,461

FleetBoston Financial Corp.
6.875% due 01/15/2028		2,120	2,246

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		400	376
4.950% due 05/28/2027		5,000	4,883
6.125% due 03/08/2034		4,150	4,108

Global Atlantic Fin Co.
3.125% due 06/15/2031		1,200	994

GLP Capital LP
4.000% due 01/15/2030		3,278	3,006
5.250% due 06/01/2025		2,450	2,431
5.300% due 01/15/2029		3,150	3,106

Goldman Sachs Group, Inc.
7.222% (SOFRRATE + 1.850%) due 03/15/2028 ~		20,000	20,468

Golub Capital BDC, Inc.
2.050% due 02/15/2027		4,000	3,598
6.000% due 07/15/2029		1,000	981

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		3,200	3,000

HSBC Holdings PLC
4.583% due 06/19/2029 •		4,000	3,868
5.875% due 09/28/2026 •(b)(c)	GBP	11,800	14,432
6.375% due 09/17/2024 •(b)		$1,200	1,199

Hudson Pacific Properties LP
3.250% due 01/15/2030		100	69
3.950% due 11/01/2027		100	84
4.650% due 04/01/2029		400	308
5.950% due 02/15/2028		200	170

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030		5,000	5,011

JPMorgan Chase & Co.
5.350% due 06/01/2034 •		20,000	19,922
5.571% due 04/22/2028 •		2,800	2,823
5.581% due 04/22/2030 •		1,300	1,321
6.278% (SOFRRATE + 0.920%) due 04/22/2028 ~		2,100	2,109

Kilroy Realty LP
3.050% due 02/15/2030		3,000	2,532
4.750% due 12/15/2028		400	379

KKR Financial Holdings LLC
5.400% due 05/23/2033		9,000	8,577

Liberty Mutual Group, Inc.
4.300% due 02/01/2061		2,000	1,247

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(b)(c)		7,100	7,115

LPL Holdings, Inc.
6.750% due 11/17/2028		5,700	5,988

Maple Grove Funding Trust
4.161% due 08/15/2051		8,000	5,426

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	3,959

Morgan Stanley
0.000% due 04/02/2032 þ(d)		7,000	4,441
0.495% due 10/26/2029 •	EUR	3,588	3,360
4.656% due 03/02/2029 •		4,344	4,800
4.813% due 10/25/2028 •		2,068	2,296
5.652% due 04/13/2028 •		$1,500	1,515
5.656% due 04/18/2030 •		1,600	1,627
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		5,700	5,723

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		3,000	2,676

NMI Holdings, Inc.
6.000% due 08/15/2029		6,000	5,953

Nordea Bank Abp
3.750% due 03/01/2029 •(b)(c)		5,850	4,892
6.625% due 03/26/2026 •(b)(c)		5,000	4,975

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029		$5,900	$5,906

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028		2,400	2,485

Sammons Financial Group, Inc.
3.350% due 04/16/2031		3,000	2,492
6.875% due 04/15/2034		3,800	3,899

SMBC Aviation Capital Finance DAC
5.450% due 05/03/2028		3,600	3,604

Synchrony Financial
3.950% due 12/01/2027		1,100	1,028

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	177	216
5.744% due 04/13/2040		578	729
5.801% due 10/13/2040		6,419	8,108

UBS Group AG
6.301% due 09/22/2034 •		$10,326	10,743
6.537% due 08/12/2033 •		10,000	10,499

VICI Properties LP
5.750% due 04/01/2034		3,000	2,974

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,300	2,250
2.879% due 10/30/2030 •		$10,000	8,873
3.350% due 03/02/2033 •		8,000	6,940
5.499% due 01/23/2035 •(f)		13,400	13,358

			441,630

INDUSTRIALS 10.0%

Air Canada Pass-Through Trust
3.750% due 06/15/2029		1,843	1,734

Aker BP ASA
2.000% due 07/15/2026		1,300	1,210

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		2,467	2,423

American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,760	1,635
3.375% due 11/01/2028		4,716	4,458
3.575% due 07/15/2029		1,737	1,643
3.650% due 08/15/2030		2,319	2,192
3.700% due 04/01/2028		2,096	2,004

American Airlines, Inc.
5.500% due 04/20/2026		2,733	2,712
5.750% due 04/20/2029		1,700	1,655

Ashtead Capital, Inc.
4.250% due 11/01/2029		1,600	1,501

Bayer U.S. Finance LLC
4.375% due 12/15/2028		6,900	6,555
6.875% due 11/21/2053		2,000	2,056

Boeing Co.
6.259% due 05/01/2027		2,200	2,216
6.298% due 05/01/2029		2,000	2,029
6.388% due 05/01/2031		2,300	2,343
6.528% due 05/01/2034		1,900	1,946
6.858% due 05/01/2054		3,200	3,286
7.008% due 05/01/2064		1,700	1,742

British Airways Pass-Through Trust
3.300% due 06/15/2034		2,425	2,186

CDW LLC
2.670% due 12/01/2026		4,200	3,934

Charter Communications Operating LLC
5.125% due 07/01/2049		2,000	1,537

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026		1,147	1,147

Dell International LLC
5.300% due 10/01/2029		1,000	1,006

Elevance Health, Inc.
2.550% due 03/15/2031		2,576	2,197

Energy Transfer LP
3.750% due 05/15/2030		450	414
5.250% due 04/15/2029		11,400	11,359
5.600% due 09/01/2034		4,100	4,075

Eni SpA
5.500% due 05/15/2034		1,600	1,586

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EQM Midstream Partners LP
4.125% due 12/01/2026		$800	$772

Ferguson Finance PLC
3.250% due 06/02/2030		2,500	2,257

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	2,600	2,615

Imperial Brands Finance PLC
3.875% due 07/26/2029		$4,000	3,706

Las Vegas Sands Corp.
3.500% due 08/18/2026		4,750	4,535

Marvell Technology, Inc.
4.875% due 06/22/2028		5,500	5,422

Mileage Plus Holdings LLC
6.500% due 06/20/2027		1,200	1,203

MSCI, Inc.
3.250% due 08/15/2033		300	248
3.625% due 09/01/2030		200	180

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,941
4.345% due 09/17/2027		2,900	2,770
4.810% due 09/17/2030		700	651

Oracle Corp.
2.875% due 03/25/2031		2,100	1,814

Rolls-Royce PLC
5.750% due 10/15/2027	GBP	1,100	1,404

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		$270	253

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,800	3,322

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		383	374

United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,040	3,505
2.875% due 04/07/2030		1,400	1,278
3.450% due 01/07/2030		1,478	1,358
4.000% due 10/11/2027		890	863
5.875% due 04/15/2029		6,667	6,693

United Airlines, Inc.
4.625% due 04/15/2029		1,000	932

Vmed O2 U.K. Financing PLC
4.750% due 07/15/2031		6,000	5,068

Volkswagen Group of America Finance LLC
3.750% due 05/13/2030		1,300	1,201

Warnermedia Holdings, Inc.
4.279% due 03/15/2032		1,600	1,397

Weir Group PLC
2.200% due 05/13/2026		3,400	3,193

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		1,400	1,373

ZF North America Capital, Inc.
6.875% due 04/23/2032		700	724

			135,833

UTILITIES 2.7%

Black Hills Corp.
6.000% due 01/15/2035		3,000	3,020

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030		2,500	2,364

Electricite de France SA
6.000% due 04/22/2064		5,500	5,119

MidAmerican Energy Co.
4.250% due 05/01/2046		600	495

NiSource, Inc.
1.700% due 02/15/2031		8,200	6,524

Pacific Gas & Electric Co.
3.300% due 12/01/2027		2,800	2,611
3.750% due 07/01/2028		1,800	1,691
3.950% due 12/01/2047		2,400	1,721
4.300% due 03/15/2045		700	539
4.500% due 07/01/2040		1,800	1,484
4.550% due 07/01/2030		3,400	3,224
5.250% due 03/01/2052		2,000	1,717

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PacifiCorp
4.150% due 02/15/2050	$1,800	$1,378

Toledo Edison Co.
2.650% due 05/01/2028	4,584	4,135

		36,022

Total Corporate Bonds & Notes (Cost $646,819)		613,485

MUNICIPAL BONDS & NOTES 1.7%

CALIFORNIA 0.7%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,200	919
3.850% due 06/01/2050	3,525	3,309

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.587% due 06/01/2029	2,515	2,234

Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020
3.706% due 05/15/2120	4,000	2,659

		9,121

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	939	1,008

NEW JERSEY 0.2%

Rutgers, The State University of New Jersey Revenue Bonds, Series 2019
3.915% due 05/01/2119	5,000	3,574

VIRGINIA 0.2%

University of Virginia Revenue Bonds, Series 2019
3.227% due 09/01/2119	4,300	2,600

WEST VIRGINIA 0.5%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.875% due 06/01/2049	7,600	7,266

Total Municipal Bonds & Notes (Cost $27,000)		23,569

U.S. GOVERNMENT AGENCIES 53.8%

Freddie Mac
6.500% due 01/01/2038 - 10/01/2038	21	22

Ginnie Mae, TBA
2.500% due 08/01/2054	77,400	65,131

Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 09/01/2052	24,528	22,458
4.500% due 08/01/2039 - 10/01/2053	29,738	28,079
5.000% due 07/01/2053 - 01/01/2054	98,867	95,619
5.500% due 10/01/2053 - 01/01/2054	4,740	4,682

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2054	188,500	160,520
4.000% due 07/01/2054	64,800	59,300
4.500% due 08/01/2054	106,384	100,329
5.000% due 07/01/2054	80,000	77,325
5.500% due 08/01/2054	70,200	69,232
6.000% due 08/01/2054	50,000	50,123

Total U.S. Government Agencies (Cost $737,548)		732,820

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 17.4%

U.S. Treasury Bonds
4.750% due 11/15/2043 (j)		$56,200	$56,964

U.S. Treasury Inflation Protected Securities (a)
0.500% due 01/15/2028 (h)		63,549	59,896
1.750% due 01/15/2034 (f)		123,510	119,908

Total U.S. Treasury Obligations (Cost $239,775)			236,768

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.6%

Angel Oak Mortgage Trust
1.581% due 09/25/2066 ~		2,059	1,661

Atrium Hotel Portfolio Trust
6.556% due 12/15/2036 •		1,587	1,554

Banc of America Funding Trust
5.020% due 01/20/2047 ~		17	14

BANK5
5.769% due 06/15/2057		2,835	2,878
5.788% due 06/15/2057		5,700	5,784

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 «~		6	5
5.892% due 10/25/2033 «~		6	5

Bear Stearns ALT-A Trust
4.531% due 02/25/2036 ~		232	155

Beast Mortgage Trust
6.629% due 02/15/2037 •		300	266

Benchmark Mortgage Trust
6.363% due 07/15/2056 ~		6,500	6,714

BX Trust
6.319% due 01/17/2039 •		5,000	4,945
6.364% due 12/15/2038 •		3,700	3,662

Cascade Funding Mortgage Trust
4.000% due 10/25/2068 ~		739	733

Citigroup Mortgage Loan Trust
6.466% due 09/25/2035 •		12	11
7.560% due 09/25/2035 •		25	25

Commercial Mortgage Trust
6.743% due 12/15/2038 •		7,974	7,593

Countrywide Alternative Loan Trust
5.860% due 05/25/2036 •		28	24
6.000% due 08/25/2034		2,359	2,320

Countrywide Home Loan Mortgage Pass-Through Trust
6.100% due 03/25/2035 •		46	39

Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~		2,280	2,267

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.926% due 07/27/2061 ~		4,525	4,372
4.080% due 03/25/2060 ~		4,958	4,941
4.991% due 08/25/2067 ~		1,505	1,485

DC Commercial Mortgage Trust
6.314% due 09/12/2040		1,100	1,129

Downey Savings & Loan Association Mortgage Loan Trust
5.973% due 08/19/2045 •		299	245
6.146% due 07/19/2044 ~		159	144

Eurosail PLC
6.303% due 06/13/2045 •	GBP	602	759

GreenPoint Mortgage Funding Trust
5.920% due 06/25/2045 •		$691	493

GreenPoint Mortgage Funding Trust Pass-Through Certificates
6.724% due 10/25/2033 «~		1	1

GS Mortgage Securities Corp. Trust
6.576% due 07/15/2035 •		1,298	977

GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		39	36
6.455% due 09/25/2035 «~		18	17
6.455% due 09/25/2035 ~		6	6
6.750% due 03/25/2033 «•		3	2

HarborView Mortgage Loan Trust
5.833% due 01/19/2038 •		66	56
6.133% due 06/20/2035 •		111	101

16	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HomeBanc Mortgage Trust
5.980% due 01/25/2036 •		$149	$139

JP Morgan Chase Commercial Mortgage Securities Trust
5.925% due 04/15/2037 •		976	933
6.793% due 12/15/2036 •		100	78

JP Morgan Mortgage Trust
5.514% due 07/25/2035 ~		72	70
5.571% due 11/25/2033 «~		9	9
5.643% due 02/25/2035 «~		4	4

Legacy Mortgage Asset Trust
4.892% due 10/25/2066 þ		2,325	2,287

Lux Trust
8.019% due 08/15/2040 •		4,500	4,533

MFA Trust
1.381% due 04/25/2065 ~		1,013	939
1.947% due 04/25/2065 ~		1,029	955

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		5,000	4,066

Morgan Stanley Mortgage Loan Trust
5.477% due 08/25/2034 «~		126	116

Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~		1,301	1,178
6.393% due 08/15/2038 •		1,200	1,133

New York Mortgage Trust
1.670% due 08/25/2061 þ		4,517	4,414

OBX Trust
6.567% due 06/25/2063 þ		2,039	2,056

OPEN Trust
8.418% due 10/15/2028 •		10,112	10,252

RCKT Mortgage Trust
6.808% due 09/25/2043 ~		869	876

Residential Accredit Loans, Inc. Trust
5.649% due 04/25/2046 •		700	183

SMRT Commercial Mortgage Trust
6.329% due 01/15/2039 •		2,900	2,866

Structured Adjustable Rate Mortgage Loan Trust
7.282% due 02/25/2034 «~		9	8

Structured Asset Mortgage Investments Trust
6.080% due 09/25/2045 «•		242	211

Towd Point Mortgage Funding
6.583% due 07/20/2045 •	GBP	6,579	8,323

Towd Point Mortgage Trust
6.460% due 10/25/2059 •		$2,981	3,032

Verus Securitization Trust
6.665% due 09/25/2068 þ		8,720	8,794

WaMu Mortgage Pass-Through Certificates Trust
6.080% due 01/25/2045 •		19	19
6.153% due 02/25/2046 •		226	196
6.200% due 11/25/2034 •		313	292

Warwick Finance Residential Mortgages PLC
6.153% due 12/21/2049	GBP	494	626

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039		$2,600	2,363

Wells Fargo Mortgage-Backed Securities Trust
6.119% due 10/25/2037 ~		1,409	1,319

Total Non-Agency Mortgage-Backed Securities (Cost $119,467)			117,689

ASSET-BACKED SECURITIES 20.7%

AASET Trust
2.798% due 01/15/2047		5,082	4,553

ACE Securities Corp. Home Equity Loan Trust
6.240% due 04/25/2034 •		204	189

ACREC Ltd.
6.596% due 10/16/2036 •		1,383	1,374

AGL CLO Ltd.
6.786% due 07/20/2034 •		1,500	1,504

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.375% due 01/25/2035 •		1,736	1,688
6.480% due 01/25/2035 •		1,269	1,147

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apidos CLO
6.689% due 07/16/2031 •		$4,743	$4,745

APL Finance DAC
7.000% due 07/21/2031		10,317	10,303

Aqueduct European CLO DAC
4.537% due 07/20/2030 •	EUR	3,001	3,218

Arbor Realty Commercial Real Estate Notes Ltd.
6.793% due 11/15/2036 •		$7,600	7,594

Atlas Senior Loan Fund Ltd.
6.765% due 10/24/2031 •		5,144	5,150

Aurium CLO DAC
4.593% due 04/16/2030 •	EUR	6,779	7,260

Avis Budget Rental Car Funding AESOP LLC
6.020% due 02/20/2030		$7,500	7,700

Bear Stearns Asset-Backed Securities Trust
6.195% due 09/25/2035 •		3,333	3,311

Birch Grove CLO Ltd.
6.912% due 07/17/2037 •		6,200	6,222

BlueMountain Fuji EUR CLO DAC
4.736% due 04/15/2034 •	EUR	6,000	6,398
4.816% due 01/15/2033 •		7,550	8,053

BNPP AM Euro CLO DAC
4.506% due 04/15/2031 •		1,799	1,923

Cairn CLO DAC
4.535% due 01/31/2030 •		4,655	4,986

Capital Automotive LLC
5.750% due 09/15/2053		$6,790	6,727

Cedar Funding CLO Ltd.
6.566% due 04/20/2031 •		8,260	8,267
6.586% due 01/20/2031 •		1,531	1,533

Centex Home Equity Loan Trust
6.420% due 10/25/2035 •		3,839	3,796

Conseco Finance Corp.
6.530% due 02/01/2031 ~		732	633

Crestline Denali CLO Ltd.
6.728% due 10/23/2031 •		9,914	9,923

CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •	EUR	4,237	4,529

CVC Cordatus Opportunity Loan Fund DAC
5.289% due 08/15/2033 •		4,500	4,819

ECAF Ltd.
3.473% due 06/15/2040		$93	61
4.947% due 06/15/2040		270	182

ECMC Group Student Loan Trust
6.200% due 02/27/2068 •		4,095	4,082

Gallatin CLO Ltd.
6.680% due 07/15/2031 •		8,407	8,410

GoldenTree Loan Management EUR CLO DAC
4.797% due 01/20/2032 •	EUR	2,909	3,119

Greywolf CLO Ltd.
6.745% due 01/27/2031 •		$3,608	3,611

GSAMP Trust
6.240% due 07/25/2045 •		986	958

Harvest CLO DAC
4.546% due 10/15/2031 •	EUR	7,102	7,572

Home Partners of America Trust
2.200% due 01/17/2041		$2,375	2,085

LCCM Trust
6.893% due 11/15/2038 •		4,467	4,405

MACH Cayman Ltd.
3.474% due 10/15/2039		1,344	1,228

Man GLG Euro CLO DAC
4.409% due 12/15/2031 •	EUR	6,418	6,872
4.586% due 10/15/2030 •		964	1,032

Marble Point CLO Ltd.
6.630% due 10/15/2030 •		$1,907	1,909

Merrill Lynch Mortgage Investors Trust
5.700% due 02/25/2037 •		136	39

METAL LLC
4.581% due 10/15/2042		1,601	1,053

Morgan Stanley ABS Capital, Inc. Trust
6.710% due 07/25/2037 •		7,000	5,922

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
6.180% due 04/25/2037 •		$87	$23

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		2,197	2,061

Navient Student Loan Trust
6.500% due 12/27/2066 •		9,165	9,204

OCP Euro CLO DAC
4.777% due 09/22/2034 •	EUR	7,200	7,683

OZLM Ltd.
6.525% due 10/20/2031 •		$3,103	3,104

Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		868	872

Palmer Square CLO Ltd.
6.875% due 10/20/2033 •		10,700	10,725

Palmer Square European Loan Funding DAC
4.626% due 10/15/2031 •	EUR	4,504	4,799

Palmer Square Loan Funding Ltd.
6.390% due 10/15/2029 •		$3,930	3,932

PRET LLC
1.868% due 07/25/2051 þ		3,643	3,579
4.992% due 02/25/2061 þ		1,787	1,773

Progress Residential Trust
2.393% due 12/17/2040		2,026	1,801

PRPM LLC
3.720% due 02/25/2027 þ		2,952	2,904

Residential Asset Securities Corp. Trust
6.150% due 11/25/2035 •		250	249
6.180% due 01/25/2036 •		1,428	1,395
6.420% due 08/25/2035 •		3,635	3,573

Santander Drive Auto Receivables Trust
5.930% due 07/17/2028		2,300	2,317
5.980% due 04/16/2029		2,300	2,327
6.400% due 03/17/2031		2,300	2,363

Securitized Asset-Backed Receivables LLC Trust
6.240% due 02/25/2034 •		5,611	5,565

Segovia European CLO DAC
4.674% due 01/18/2031 •	EUR	744	798

SMB Private Education Loan Trust
7.133% due 10/16/2056 •		$1,843	1,885

Sound Point CLO Ltd.
6.565% due 07/25/2030 •		3,807	3,810

Starwood Commercial Mortgage Trust
6.646% due 04/18/2038 •		6,832	6,703

Stonepeak ABS
2.301% due 02/28/2033		842	782

Structured Asset Investment Loan Trust
6.165% due 03/25/2034 •		1,188	1,179

Toro European CLO DAC
4.832% due 01/12/2032 •	EUR	2,500	2,674

Venture CLO Ltd.
6.470% due 04/15/2027 •		$70	70
6.486% due 10/20/2028 •		1,687	1,689

Verizon Master Trust
5.350% due 09/22/2031		8,000	8,121

Vertical Bridge Holdings LLC
3.706% due 02/15/2057		2,000	1,738

WAVE LLC
3.597% due 09/15/2044		1,654	1,500

Total Asset-Backed Securities (Cost $290,738)			281,283

		SHARES
PREFERRED SECURITIES 1.8%

BANKING & FINANCE 1.8%

Capital Farm Credit ACA
5.000% due 03/15/2026 •(b)		4,700,000	4,668

Charles Schwab Corp.
4.000% due 12/01/2030 •(b)		5,000,000	4,275
5.000% due 12/01/2027 •(b)		5,000,000	4,571

CoBank ACB
4.250% due 01/01/2027 •(b)		2,000,000	1,732

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

	SHARES	MARKET VALUE (000S)
6.450% due 10/01/2027 •(b)	5,500,000	$5,472
Farm Credit Bank
7.750% due 06/15/2029 •(b)	2,700	2,737

MetLife Capital Trust
7.875% due 12/15/2067	600,000	644

Total Preferred Securities (Cost $25,430)		24,099

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (e) 0.0%
		559

Total Short-Term Instruments (Cost $559)		559

Total Investments in Securities (Cost $2,091,981)		2,034,876

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.8%

SHORT-TERM INSTRUMENTS 0.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%

PIMCO Short-Term Floating NAV Portfolio III	1,111,619	$10,815

Total Short-Term Instruments (Cost $10,815)		10,815

Total Investments in Affiliates (Cost $10,815)		10,815

Total Investments 150.2% (Cost $2,102,796)		$2,045,691

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $(6,891))		2,972

Other Assets and Liabilities, net (50.4)%		(686,882)

Net Assets 100.0%		$1,361,781

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Contingent convertible security.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.000%	04/02/2032	02/11/2020	$6,193	$4,441	0.33%

				$6,193	$4,441	0.33%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$559	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(570)	$559	$559

Total Repurchase Agreements						$(570)	$559	$559

18	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	5.300%	02/26/2024	TBD	(3)	$(8,578)	$(8,738)
DEU	5.430	06/13/2024	07/11/2024		(6,208)	(6,225)
	5.460	06/18/2024	07/02/2024		(74,430)	(74,576)
	5.470	06/21/2024	07/02/2024		(1,206)	(1,208)
	5.480	06/20/2024	07/02/2024		(19,624)	(19,657)

Total Reverse Repurchase Agreements						$(110,404)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(8,738)	$0	$(8,738)	$8,972	$234
DEU	0	(101,666)	0	(101,666)	100,402	(1,264)
FICC	559	0	0	559	(570)	(11)

Total Borrowings and Other Financing Transactions	$559	$(110,404)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(8,738)	$(8,738)
U.S. Treasury Obligations	0	(101,666)	0	0	(101,666)

Total Borrowings	$0	$(101,666)	$0	$(8,738)	$(110,404)

Payable for reverse repurchase agreements					$(110,404)

(f)	Securities with an aggregate market value of $109,374 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(24,264) at a weighted average interest rate of 5.393%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	16	$16	$(4)	$(6)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	16	16	(5)	(2)

Total Written Options					$(9)	$(8)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond September Futures	09/2024	680	$59,682	$372	$0	$(154)
U.S. Treasury 10-Year Note September Futures	09/2024	1,755	193,023	1,894	0	(466)

				$2,266	$0	$(620)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	1,029	$(210,141)	$(645)	$24	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	3,051	(346,384)	(2,164)	1,478	0

				$(2,809)	$1,502	$0

Total Futures Contracts				$(543)	$1,502	$(620)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
											Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.314%	$		3,700	$21	$5	$26	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.451			700	5	4	9	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946			1,500	16	(14)	2	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.483		EUR	2,000	25	12	37	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.312	$		3,500	35	1	36	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236			1,800	8	(1)	7	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.404			1,400	12	8	20	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523			3,900	24	45	69	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580			1,000	5	12	17	0	0

								$151	$72	$223	$3	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/18/2025		$175,700	$130	$1,586	$1,716	$0	$(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		5,400	(23)	90	67	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		8,000	(28)	(2)	(30)	0	(48)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		10,100	(31)	(2)	(33)	0	(33)
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	619,500	(6,153)	4,455	(1,698)	13	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		76,900	(577)	226	(351)	112	0

							$(6,682)	$6,353	$(329)	$125	$(119)

Total Swap Agreements							$(6,531)	$6,425	$(106)	$128	$(120)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,502	$128	$1,630	$(8)	$(620)	$(120)	$(748)

(h)

Securities with an aggregate market value of $20,937 and cash of $1,921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

20	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	AUD	217		$144	$0	$0

BOA	07/2024	EUR	79,345		86,145	1,170	0
	07/2024		$41	KRW	56,088	0	0

BPS	07/2024	GBP	27,899		$35,638	371	0
	07/2024		$145	AUD	217	0	0
	07/2024		41	KRW	55,668	0	0
	07/2024		334	PLN	1,353	2	0
	08/2024	AUD	217		$145	0	0
	09/2024		$222	TWD	7,146	0	0

BRC	07/2024	TRY	275,583		$8,359	0	(81)
	07/2024		$8,340	TRY	281,694	282	0
	08/2024		3,065		107,440	23	0
	09/2024		1	MXN	14	0	0
	09/2024		8,359	TRY	297,148	59	0

CBK	07/2024		1,068	GBP	839	0	(8)
	09/2024	INR	5,084		$61	0	0
	09/2024		$85	TWD	2,725	0	0

DUB	07/2024		22	KRW	30,426	0	0

GLM	07/2024		67	ZAR	1,217	0	0

JPM	07/2024	IDR	9,770,450		$602	6	0
	07/2024		$6,677	GBP	5,271	0	(14)
	07/2024		27	KRW	37,551	0	0
	07/2024		7,627	TRY	259,381	238	0
	07/2024		125	ZAR	2,305	1	0
	08/2024		2,033	TRY	72,981	114	0
	09/2024	MXN	12,366		$683	16	0
	09/2024		$144	TWD	4,636	0	0

MBC	07/2024	CAD	9,993		$7,339	35	0
	07/2024		$6,231	CAD	8,531	5	0
	07/2024		27,567	GBP	21,789	0	(24)
	08/2024	CAD	8,525		$6,231	0	(5)
	08/2024	GBP	21,789		27,572	24	0

MYI	07/2024		$1,072	CAD	1,467	0	0
	09/2024	INR	516		$6	0	0
	09/2024		$58	TWD	1,844	0	0

SCX	07/2024		85,010	EUR	79,345	0	(36)
	07/2024		21	KRW	28,249	0	0
	08/2024	EUR	79,345		$85,135	37	0
	09/2024	INR	4,864		58	0	0
	09/2024		$85	TWD	2,756	0	0

TOR	08/2024	COP	2,959,913		$738	30	0

Total Forward Foreign Currency Contracts						$2,413	$(168)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	239,600	$0	$121
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	112,550	0	54
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	78,400	0	42
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	59,850	0	34
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	79,900	0	53
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	79,850	0	57
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	59,850	0	47
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	25,000	0	25

Total Purchased Options							$0	$433

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	10,200	$(46)	$(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	10,200	(46)	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	8,700	(29)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	8,700	(29)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	5,800	(23)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	5,800	(23)	(30)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	26,600	0	(131)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	12,500	0	(61)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	8,700	0	(44)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	6,650	0	(34)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	8,850	0	(53)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	8,850	0	(54)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	6,650	0	(42)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	2,850	0	(20)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	2,800	(11)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	2,800	(11)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	2,900	(11)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	2,900	(12)	(19)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	5,800	(15)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	5,800	(21)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	5,800	(21)	(33)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	5,800	(15)	(25)

Total Written Options							$(313)	$(623)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	1.011%	$400	$(4)	$4	$0	$0

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.503	600	(5)	11	6	0

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.443	200	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	2,000	6	13	19	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	700	(2)	8	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890	500	(10)	12	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	1,900	(20)	20	0	0

Total Swap Agreements							$(38)	$73	$35	$0

22	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$1,170	$0	$0	$1,170	$0	$(14)	$0	$(14)	$1,156	$(1,330)	$(174)
BPS	373	0	0	373	0	0	0	0	373	(260)	113
BRC	364	0	0	364	(81)	0	0	(81)	283	(290)	(7)
CBK	0	0	0	0	(8)	0	0	(8)	(8)	0	(8)
GLM	0	433	0	433	0	(496)	0	(496)	(63)	319	256
JPM	375	0	6	381	(14)	(28)	0	(42)	339	(260)	79
MBC	64	0	0	64	(29)	0	0	(29)	35	(10)	25
MYC	0	0	29	29	0	(85)	0	(85)	(56)	0	(56)
MYI	0	0	0	0	0	0	0	0	0	(13)	(13)
SCX	37	0	0	37	(36)	0	0	(36)	1	0	1
TOR	30	0	0	30	0	0	0	0	30	0	30

Total Over the Counter	$2,413	$433	$35	$2,881	$(168)	$(623)	$0	$(791)

(j)

Securities with an aggregate market value of $319 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,502	$1,502
Swap Agreements	0	3	0	0	125	128

	$0	$3	$0	$0	$1,627	$1,630

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,413	$0	$2,413
Purchased Options	0	0	0	0	433	433
Swap Agreements	0	35	0	0	0	35

	$0	$35	$0	$2,413	$433	$2,881

	$0	$38	$0	$2,413	$2,060	$4,511

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO Fixed Income SHares: Series C	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	0	0	620	620
Swap Agreements	0	1	0	0	119	120

	$0	$1	$0	$0	$747	$748

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$168	$0	$168
Written Options	0	0	0	0	623	623

	$0	$0	$0	$168	$623	$791

	$0	$1	$0	$168	$1,370	$1,539

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$109	$109
Futures	0	0	0	0	6,840	6,840
Swap Agreements	0	135	0	0	(1,454)	(1,319)

	$0	$135	$0	$0	$5,495	$5,630

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,772	$0	$2,772
Purchased Options	0	0	0	0	1,034	1,034
Written Options	0	0	0	0	1,067	1,067
Swap Agreements	0	87	0	0	0	87

	$0	$87	$0	$2,772	$2,101	$4,960

	$0	$222	$0	$2,772	$7,596	$10,590

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	4,091	4,091
Swap Agreements	0	(6)	0	0	(294)	(300)

	$0	$(6)	$0	$0	$3,798	$3,792

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,971	$0	$2,971
Purchased Options	0	0	0	0	433	433
Written Options	0	0	0	0	(241)	(241)
Swap Agreements	0	(90)	0	0	0	(90)

	$0	$(90)	$0	$2,971	$192	$3,073

	$0	$(96)	$0	$2,971	$3,990	$6,865

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,604	$0	$4,604
Corporate Bonds & Notes
Banking & Finance	0	441,630	0	441,630
Industrials	0	135,833	0	135,833
Utilities	0	36,022	0	36,022
Municipal Bonds & Notes
California	0	9,121	0	9,121
Illinois	0	1,008	0	1,008
New Jersey	0	3,574	0	3,574
Virginia	0	2,600	0	2,600

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
West Virginia	$0	$7,266	$0	$7,266
U.S. Government Agencies	0	732,820	0	732,820
U.S. Treasury Obligations	0	236,768	0	236,768
Non-Agency Mortgage-Backed Securities	0	117,311	378	117,689
Asset-Backed Securities	0	281,283	0	281,283
Preferred Securities
Banking & Finance	0	24,099	0	24,099
Short-Term Instruments
Repurchase Agreements	0	559	0	559

	$0	$2,034,498	$378	$2,034,876

24	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,815	$0	$0	$10,815

Total Investments	$10,815	$2,034,498	$378	$2,045,691

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,630	0	1,630
Over the counter	0	2,881	0	2,881

	$0	$4,511	$0	$4,511

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(154)	$(594)	$0	$(748)
Over the counter	0	(791)	0	(791)

	$(154)	$(1,385)	$0	$(1,539)

Total Financial Derivative Instruments	$(154)	$3,126	$0	$2,972

Totals	$10,661	$2,037,624	$378	$2,048,663

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO Fixed Income SHares: Series LD

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.6%

CORPORATE BONDS & NOTES 47.1%

BANKING & FINANCE 22.6%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$300	$303

Athene Global Funding
5.684% due 02/23/2026		800	802

Barclays PLC
5.304% due 08/09/2026 •		600	596

BPCE SA
6.612% due 10/19/2027 •		400	406

Ford Motor Credit Co. LLC
4.134% due 08/04/2025		400	393
8.321% (SOFRRATE + 2.950%) due 03/06/2026 ~		500	518

FS KKR Capital Corp.
1.650% due 10/12/2024 (d)		1,200	1,185

HSBC Holdings PLC
6.985% (US0003M + 1.380%) due 09/12/2026 ~(d)		2,070	2,093

LeasePlan Corp. NV
2.875% due 10/24/2024 (d)		2,100	2,081

Lloyds Banking Group PLC
4.716% due 08/11/2026 •(d)		1,000	989
5.754% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	1,000	669

Synchrony Financial
4.250% due 08/15/2024 (d)		$600	599

UBS Group AG
4.488% due 05/12/2026 •(d)		700	692

VICI Properties LP
4.375% due 05/15/2025		300	296

			11,622

INDUSTRIALS 19.8%

Berry Global, Inc.
1.570% due 01/15/2026 (d)		600	564
4.875% due 07/15/2026 (d)		280	275

Boeing Co.
2.196% due 02/04/2026		300	282

Broadcom, Inc.
3.459% due 09/15/2026 (d)		900	866

DAE Funding LLC
1.550% due 08/01/2024		600	598

Hyundai Capital America
5.500% due 03/30/2026		800	800

Imperial Brands Finance PLC
3.125% due 07/26/2024 (d)		650	649

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025 (d)		1,000	946

Las Vegas Sands Corp.
5.900% due 06/01/2027		500	503

Renesas Electronics Corp.
1.543% due 11/26/2024 (d)		1,700	1,670

TD SYNNEX Corp.
1.250% due 08/09/2024 (d)		1,000	995

Transurban Queensland Finance Pty. Ltd.
6.421% (BBSW3M + 2.050%) due 12/16/2024 ~	AUD	1,500	1,004

Warnermedia Holdings, Inc.
3.638% due 03/15/2025		$700	689

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		300	294

			10,135

UTILITIES 4.7%

AES Corp.
1.375% due 01/15/2026 (d)		1,300	1,219

Israel Electric Corp. Ltd.
5.000% due 11/12/2024		500	497

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
2.950% due 03/01/2026 (d)		$100	$96
4.950% due 06/08/2025		500	495

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025 (d)		100	98

			2,405

Total Corporate Bonds & Notes (Cost $24,679)			24,162

U.S. GOVERNMENT AGENCIES 2.1%

Freddie Mac
1.000% due 09/15/2044		1,277	1,081

Ginnie Mae
5.903% due 10/20/2037 •		16	16
6.117% due 08/20/2061 •		1	1

Total U.S. Government Agencies (Cost $1,299)			1,098

U.S. TREASURY OBLIGATIONS 6.9%

U.S. Treasury Inflation Protected Securities (b)
2.125% due 04/15/2029 (d)		3,548	3,553

Total U.S. Treasury Obligations (Cost $3,557)			3,553

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.9%

Banc of America Funding Trust
6.496% due 09/20/2034 «~		7	6

Bear Stearns Adjustable Rate Mortgage Trust
5.700% due 01/25/2034 ~		3	3
6.253% due 04/25/2033 «~		8	8
6.414% due 11/25/2034 ~		14	13

BWAY Mortgage Trust
6.693% due 09/15/2036 •		1,000	955

BX Trust
6.143% due 01/15/2034 •		920	912

Citigroup Mortgage Loan Trust
5.000% due 05/25/2051 •		856	793
7.780% due 10/25/2035 •		2	2

Credit Suisse First Boston Mortgage Securities Corp.
5.729% due 06/25/2033 «~		5	4
6.500% due 04/25/2033 «		11	10

DROP Mortgage Trust
6.593% due 10/15/2043 •		1,000	954

Extended Stay America Trust
6.523% due 07/15/2038 •		1,180	1,176

GCAT Trust
1.348% due 05/25/2066 ~		487	406
1.503% due 05/25/2066 ~		487	408

GCT Commercial Mortgage Trust
6.243% due 02/15/2038 •		200	165

Gemgarto PLC
5.823% due 12/16/2067 •	GBP	494	623

GS Mortgage Securities Corp. Trust
8.729% due 08/15/2039 •		$1,200	1,203

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		404	374
5.000% due 02/25/2052 •		1,198	1,110

GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		2	1
7.693% due 08/25/2033 «•		24	22

Impac CMB Trust
6.100% due 03/25/2035 •		111	104
6.460% due 07/25/2033 «•		14	14

InTown Mortgage Trust
7.818% due 08/15/2039 •		400	401

JP Morgan Chase Commercial Mortgage Securities Trust
6.826% due 12/15/2031 •		286	258

JP Morgan Mortgage Trust
5.575% due 09/25/2034 «~		4	3
5.643% due 02/25/2035 «~		1	1
6.394% due 04/25/2035 «~		6	6
6.490% due 02/25/2034 «~		8	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.923% due 06/15/2030 •		$3	$3
6.009% due 10/20/2029 •		3	3

Merrill Lynch Mortgage Investors Trust
5.783% due 02/25/2035 ~		45	42
5.920% due 04/25/2029 •		1	1
6.100% due 10/25/2028 «•		1	1

MFA Trust
1.131% due 07/25/2060 ~		492	435
1.381% due 04/25/2065 ~		101	94
6.105% due 12/25/2068 þ		182	182

Morgan Stanley Mortgage Loan Trust
6.027% due 11/25/2034 «~		1	1

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		160	148

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		245	225
3.500% due 12/25/2057 ~		477	453

NYO Commercial Mortgage Trust
6.538% due 11/15/2038 •		1,000	962

OBX Trust
6.520% due 07/25/2063 þ		328	329

Prime Mortgage Trust
5.860% due 02/25/2034 •		2	2

RESIMAC Premier
6.094% due 02/03/2053 •		264	263

Sequoia Mortgage Trust
6.153% due 10/19/2026 «•		19	18
6.213% due 10/20/2027 «•		2	2

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		3	2
6.033% due 07/19/2034 «•		10	9
6.113% due 09/19/2032 •		2	2

Thornburg Mortgage Securities Trust
5.589% due 04/25/2045 «~		7	6
6.100% due 09/25/2043 •		2	2

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		251	235
3.750% due 05/25/2058 ~		478	463
6.460% due 05/25/2058 •		307	314
6.460% due 10/25/2059 •		273	278

Verus Securitization Trust
5.712% due 01/25/2069 þ		279	278

WaMu Mortgage Pass-Through Certificates Trust
6.000% due 12/25/2045 •		61	59
6.040% due 10/25/2045 •		9	9
6.200% due 11/25/2034 •		25	24
6.260% due 06/25/2044 •		9	9
6.553% due 06/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $15,595)			14,799

ASSET-BACKED SECURITIES 37.3%

522 Funding CLO Ltd.
6.626% due 10/20/2031 •		473	473

Amortizing Residential Collateral Trust
6.460% due 10/25/2034 •		115	113

Apidos CLO
6.509% due 07/17/2030 •		219	219

Bear Stearns Asset-Backed Securities Trust
6.260% due 10/27/2032 «•		10	10
6.585% due 03/25/2035 •		288	285

Blackrock European CLO DAC
4.526% due 10/15/2031 •	EUR	1,940	2,072

BXMT Ltd.
6.843% due 11/15/2037 •		$850	834

Carlyle Euro CLO DAC
4.606% due 01/15/2031 •	EUR	696	746

Carlyle Global Market Strategies Euro CLO DAC
4.578% due 11/15/2031		649	692

Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •		$824	825

26	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Funding Trust
6.200% due 10/25/2032 •		$31	$31

Countrywide Asset-Backed Certificates Trust
5.199% due 05/25/2036 •		193	190

Delta Funding Home Equity Loan Trust
6.263% due 09/15/2029 «•		4	3

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		830	714

Finance America Mortgage Loan Trust
6.285% due 08/25/2034 •		85	80

First Franklin Mortgage Loan Trust
5.780% due 04/25/2036 •		819	789

GM Financial Consumer Automobile Receivables Trust
5.953% due 03/16/2026 •		194	195

GSAMP Trust
5.980% due 06/25/2036 •		387	368

Halseypoint CLO Ltd.
6.686% due 07/20/2031 •		536	536

Harvest CLO DAC
1.040% due 07/15/2031	EUR	397	405

HERA Commercial Mortgage Ltd.
6.496% due 02/18/2038 •		$651	644

Jubilee CLO DAC
4.516% due 04/15/2030 •	EUR	480	515

LCM Ltd.
6.666% due 04/20/2031 •		$250	250

MF1 Ltd.
6.526% due 10/16/2036 •		83	82
7.143% due 11/15/2035 •		213	213

MF1 Multifamily Housing Mortgage Loan Trust
6.293% due 07/15/2036 •		207	206

MidOcean Credit CLO
6.616% due 01/29/2030 •		15	15

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		387	350
1.690% due 05/15/2069		681	624

New Century Home Equity Loan Trust
6.390% due 11/25/2034 •		476	468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NovaStar Mortgage Funding Trust
6.120% due 01/25/2036 •		$218	$216

OCP Euro CLO DAC
4.777% due 09/22/2034 •	EUR	500	534

Palmer Square European Loan Funding DAC
4.686% due 04/15/2031 •		176	188

PFP Ltd.
6.444% due 08/09/2037 •		$225	222

PRET LLC
2.487% due 07/25/2051 þ		334	329
4.992% due 02/25/2061 þ		268	266

RAAC Trust
6.010% due 01/25/2046 •		323	320

Securitized Asset-Backed Receivables LLC Trust
6.135% due 01/25/2035 •		262	226

SLM Student Loan Trust
6.359% due 04/25/2049		68	68

SMB Private Education Loan Trust
6.043% due 03/17/2053 •		90	89
6.310% due 09/15/2054 •		1,325	1,323

SoFi Professional Loan Program LLC
3.020% due 02/25/2040		45	43

TCW CLO Ltd.
6.555% due 04/25/2031 •		756	758

Toro European CLO DAC
4.832% due 01/12/2032 •	EUR	500	535

Towd Point Asset Trust
6.153% due 11/20/2061 •		$191	190

Venture CLO Ltd.
6.686% due 01/20/2029 •		85	85

Voya CLO Ltd.
6.590% due 10/15/2030 •		792	793

Total Asset-Backed Securities (Cost $20,155)			19,132

SOVEREIGN ISSUES 2.8%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (a)	BRL	6,900	1,142

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029	$300	$305

Total Sovereign Issues (Cost $1,477)		1,447

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (c) 0.5%

		239

Total Short-Term Instruments (Cost $239)		239

Total Investments in Securities (Cost $67,001)		64,430

	SHARES
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%

PIMCO Short-Term Floating NAV Portfolio III	86,885	845

Total Short-Term Instruments (Cost $845)		845

Total Investments in Affiliates (Cost $845)		845

Total Investments 127.3% (Cost $67,846)		$65,275

Financial Derivative Instruments (e)(f) 0.7% (Cost or Premiums, net $9)		370

Other Assets and Liabilities, net (28.0)%		(14,351)

Net Assets 100.0%		$51,294

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Zero coupon security.

(b)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$239	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(244)	$239	$239

Total Repurchase Agreements						$(244)	$239	$239

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
NOM	5.500%	07/28/2023	TBD	(3)	$(1,215)	$(1,278)
RDR	5.500	07/28/2023	TBD	(3)	(92)	(96)
	5.500	04/02/2024	TBD	(3)	(907)	(915)
SOG	5.570	07/28/2023	TBD	(3)	(462)	(487)
	5.570	05/29/2024	TBD	(3)	(230)	(231)
	5.710	06/05/2024	07/10/2024		(1,549)	(1,555)
TDM	5.490	07/28/2023	TBD	(3)	(2,597)	(2,732)
	5.500	03/13/2024	TBD	(3)	(1,886)	(1,918)
	5.510	07/28/2023	TBD	(3)	(1,253)	(1,318)
	5.510	04/12/2024	TBD	(3)	(3,799)	(3,845)

Total Reverse Repurchase Agreements						$(14,375)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
BCY	5.520%	06/27/2024	07/01/2024	$(917)	$(918)

Total Sale-Buyback Transactions					$(918)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (19.6)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2054	$11,000	$(10,163)	$(10,071)

Total Short Sales (19.6)%				$(10,163)	$(10,071)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$239	$0	$0	$239	$(244)	$(5)
NOM	0	(1,278)	0	(1,278)	1,274	(4)
RDR	0	(1,011)	0	(1,011)	1,094	83
SOG	0	(2,273)	0	(2,273)	2,509	236
TDM	0	(9,813)	0	(9,813)	10,139	326

Master Securities Forward Transaction Agreement
BCY	0	0	(918)	(918)	914	(4)

Total Borrowings and Other Financing Transactions	$239	$(14,375)	$(918)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(1,555)	$0	$(12,820)	$(14,375)

Total	$0	$(1,555)	$0	$(12,820)	$(14,375)

Sale-Buyback Transactions
U.S. Treasury Obligations	(918)	0	0	0	(918)

Total	$(918)	$0	$0	$0	$(918)

Total Borrowings	$(918)	$(1,555)	$0	$(12,820)	$(15,293)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(15,293)

28	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(d)	Securities with an aggregate market value of $15,929 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(16,868) at a weighted average interest rate of 5.502%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2024	22	$1,667	$(4)	$13	$(13)
U.S. Treasury 2-Year Note September Futures	09/2024	445	90,877	226	0	(8)
United Kingdom Long Gilt September Futures	09/2024	9	1,110	5	0	(5)

				$227	$13	$(26)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2024	47	$(5,009)	$17	$9	$0
U.S. Treasury 10-Year Note September Futures	09/2024	27	(2,970)	(23)	11	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	97	(11,013)	(78)	70	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	16	(2,006)	(10)	39	0

				$(94)	$129	$0

Total Futures Contracts				$133	$142	$(26)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(1)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	1,900	$16	$(7)	$9	$0	$(3)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$2,400	10	7	17	5	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(28)	37	9	4	0

Total Swap Agreements							$(2)	$37	$35	$9	$(3)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$143	$9	$152	$0	$(26)	$(3)	$(29)

Cash of $896 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2024	EUR	5,581		$6,059	$82	$0
	07/2024		$54	AUD	82	1	0

BPS	07/2024	CAD	990		$723	0	0
	07/2024	GBP	542		692	7	0
	07/2024		$1,203	AUD	1,805	1	0
	07/2024		599	GBP	474	0	0
	08/2024	AUD	1,805		$1,204	0	(1)
	08/2024	GBP	474		600	0	0

BRC	07/2024	AUD	555		367	0	(3)
	07/2024		$317	AUD	476	1	0

DUB	07/2024		52		79	1	0

GLM	07/2024	BRL	6,400		$1,253	108	0
	07/2024		$1,183	BRL	6,400	0	(38)
	04/2025	BRL	6,900		$1,237	40	0

JPM	07/2024	AUD	476		317	0	0
	07/2024	BRL	1,800		362	40	0
	07/2024	CHF	223		247	0	(1)
	07/2024	EUR	752		810	5	0
	07/2024	GBP	17		22	0	0
	07/2024		$324	BRL	1,800	0	(2)
	07/2024		541	CHF	485	0	(1)
	07/2024		108	GBP	85	0	0
	08/2024	CHF	483		$540	1	0
	08/2024	GBP	23		29	0	0
	08/2024		$318	AUD	476	0	0

MYI	07/2024	BRL	24		$5	0	0
	07/2024		$4	BRL	24	0	0
	08/2024	AUD	54		$36	0	0

SCX	07/2024		$6,785	EUR	6,333	0	(3)
	08/2024	CAD	988		$722	0	(1)
	08/2024	EUR	6,333		6,795	3	0

TOR	07/2024	AUD	1,411		939	0	(3)
	07/2024	CHF	262		290	0	(2)

Total Forward Foreign Currency Contracts						$290	$(55)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.900%	09/09/2024	12,500	$11	$12

Total Purchased Options							$11	$12

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$83	$0	$0	$83	$0	$0	$0	$0	$83	$0	$83
BPS	8	0	0	8	(1)	0	0	(1)	7	0	7
BRC	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
DUB	1	0	0	1	0	0	0	0	1	0	1
FAR	0	12	0	12	0	0	0	0	12	0	12
GLM	148	0	0	148	(38)	0	0	(38)	110	0	110
JPM	46	0	0	46	(4)	0	0	(4)	42	0	42
SCX	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
TOR	0	0	0	0	(5)	0	0	(5)	(5)	0	(5)

Total Over the Counter	$290	$12	$0	$302	$(55)	$0	$0	$(55)

30	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$143	$143
Swap Agreements	0	0	0	0	9	9

	$0	$0	$0	$0	$152	$152

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$290	$0	$290
Purchased Options	0	0	0	0	12	12

	$0	$0	$0	$290	$12	$302

	$0	$0	$0	$290	$164	$454

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$26	$26
Swap Agreements	0	0	0	0	3	3

	$0	$0	$0	$0	$29	$29

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$55	$0	$55

	$0	$0	$0	$55	$29	$84

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(561)	$(561)
Swap Agreements	0	(71)	0	0	1	(70)

	$0	$(71)	$0	$0	$(560)	$(631)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$64	$0	$64
Purchased Options	0	0	0	0	67	67
Written Options	0	0	0	0	44	44

	$0	$0	$0	$64	$111	$175

	$0	$(71)	$0	$64	$(449)	$(456)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(86)	$(86)
Swap Agreements	0	73	0	0	(52)	21

	$0	$73	$0	$0	$(138)	$(65)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$343	$0	$343
Purchased Options	0	0	0	0	1	1

	$0	$0	$0	$343	$1	$344

	$0	$73	$0	$343	$(137)	$279

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	31

Schedule of Investments	PIMCO Fixed Income SHares: Series LD	(Cont.)	June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,622	$0	$11,622
Industrials	0	10,135	0	10,135
Utilities	0	2,405	0	2,405
U.S. Government Agencies	0	1,098	0	1,098
U.S. Treasury Obligations	0	3,553	0	3,553
Non-Agency Mortgage-Backed Securities	0	14,678	121	14,799
Asset-Backed Securities	0	19,119	13	19,132
Sovereign Issues	0	1,447	0	1,447
Short-Term Instruments
Repurchase Agreements	0	239	0	239

	$0	$64,296	$134	$64,430

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$845	$0	$0	$845

Total Investments	$845	$64,296	$134	$65,275

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,071)	$0	$(10,071)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	138	0	151
Over the counter	0	302	0	302

	$13	$440	$0	$453

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18)	(11)	0	(29)
Over the counter	0	(55)	0	(55)

	$(18)	$(66)	$0	$(84)

Total Financial Derivative Instruments	$(5)	$374	$0	$369

Totals	$840	$54,599	$134	$55,573

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

32	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series M	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 145.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

Castlelake LP
8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~		$7,813	$7,276

Total Loan Participations and Assignments (Cost $7,805)			7,276

CORPORATE BONDS & NOTES 27.5%

BANKING & FINANCE 20.6%

Ally Financial, Inc.
6.848% due 01/03/2030 •		3,600	3,701

American Tower Corp.
5.250% due 07/15/2028		2,600	2,596
5.550% due 07/15/2033		1,100	1,099

Antares Holdings LP
7.950% due 08/11/2028		7,550	7,827

Aviation Capital Group LLC
6.750% due 10/25/2028		5,250	5,474

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		243	219
4.250% due 04/15/2026		4,600	4,470

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		5,000	4,990

Banco Santander SA
5.538% due 03/14/2030 •		6,800	6,751
5.552% due 03/14/2028 •		2,000	1,997

Bank of America Corp.
5.288% due 04/25/2034 •		15,000	14,851

Barclays PLC
4.972% due 05/16/2029 •		3,100	3,035

BGC Group, Inc.
8.000% due 05/25/2028		4,300	4,532

Blue Owl Capital Corp.
2.875% due 06/11/2028 (j)		9,700	8,583

BPCE SA
6.714% due 10/19/2029 •		7,500	7,778
7.003% due 10/19/2034 •		7,500	8,023

Capital One Financial Corp.
7.624% due 10/30/2031 •		5,000	5,506

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		4,000	3,699

CI Financial Corp.
4.100% due 06/15/2051		5,000	3,236

Citigroup, Inc.
2.976% due 11/05/2030 •		15,000	13,365
3.785% due 03/17/2033 •		5,000	4,457
6.270% due 11/17/2033 •(j)		10,000	10,478

Constellation Insurance, Inc.
6.800% due 01/24/2030		6,300	6,165

Credit Suisse AG AT1 Claim		5,500	660

Deutsche Bank AG
5.625% due 05/19/2031 •	EUR	900	979

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		$2,000	1,587

Essex Portfolio LP
5.500% due 04/01/2034		5,000	4,958

F&G Annuities & Life, Inc.
6.500% due 06/04/2029		2,600	2,593

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		4,000	3,930

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		200	194
4.134% due 08/04/2025		1,000	982
6.125% due 03/08/2034		4,000	3,959
6.800% due 05/12/2028		10,000	10,307
6.950% due 03/06/2026		4,500	4,575
7.350% due 11/04/2027		5,000	5,212

FS KKR Capital Corp.
2.625% due 01/15/2027		9,000	8,127
6.875% due 08/15/2029		3,200	3,174

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GA Global Funding Trust
5.500% due 01/08/2029		$3,000	$3,002

Global Atlantic Fin Co.
6.750% due 03/15/2054		400	396

Goldman Sachs Group, Inc.
6.561% due 10/24/2034 •		5,000	5,377

Hannon Armstrong Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034 (a)		3,200	3,136

HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,384
4.583% due 06/19/2029 •		3,400	3,287

ING Groep NV
4.500% due 05/23/2029 •	EUR	400	439

Invitation Homes Operating Partnership LP
4.150% due 04/15/2032		$1,101	1,005

Jane Street Group
7.125% due 04/30/2031		2,000	2,053

Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		6,700	6,277
4.300% due 02/01/2061		4,000	2,494

Lloyds Banking Group PLC
7.500% due 09/27/2025 •(f)(g)		6,000	6,013

Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		4,500	3,959

Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,000	5,075
5.250% due 04/21/2034 •		20,000	19,696

Nomura Holdings, Inc.
5.783% due 07/03/2034 (a)		750	748
6.590% due 07/02/2027 (a)		3,300	3,318

Sabra Health Care LP
3.900% due 10/15/2029		4,600	4,155

Santander Holdings USA, Inc.
3.244% due 10/05/2026		2,000	1,896

Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	93	116
5.744% due 04/13/2040		578	729
5.801% due 10/13/2040		633	799

Trustage Financial Group, Inc.
4.625% due 04/15/2032		$5,300	4,664

UBS Group AG
5.699% due 02/08/2035 •		9,000	8,994

Wells Fargo & Co.
3.350% due 03/02/2033 •		7,000	6,073

			279,154

INDUSTRIALS 4.8%

Air Canada
4.625% due 08/15/2029	CAD	900	639

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		$2,540	2,494

American Airlines Pass-Through Trust
3.150% due 08/15/2033		4,698	4,199
3.375% due 11/01/2028		4,344	4,107
3.500% due 08/15/2033		470	413
4.000% due 01/15/2027		847	829

Bacardi Ltd.
4.700% due 05/15/2028		1,000	973

Bayer U.S. Finance LLC
6.875% due 11/21/2053		2,300	2,364

Bowdoin College
4.693% due 07/01/2112		6,600	5,473

Cheniere Energy, Inc.
5.650% due 04/15/2034		2,000	2,003

CVS Pass-Through Trust
7.507% due 01/10/2032		4,155	4,324

Elevance Health, Inc.
2.550% due 03/15/2031		3,300	2,815

Energy Transfer LP
4.200% due 04/15/2027		300	291
5.600% due 09/01/2034		6,000	5,964

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		$2,800	$2,331
4.317% due 12/30/2039		2,800	2,038

Marvell Technology, Inc.
4.875% due 06/22/2028		6,650	6,555

Mondelez International, Inc.
4.625% due 07/03/2031 (a)	CAD	5,000	3,646

Mundys SpA
1.875% due 02/12/2028	EUR	400	394

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		$3,100	2,881

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028		1,700	1,623

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	100	98
3.375% due 06/18/2026	GBP	100	121
5.750% due 10/15/2027		200	255

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		$3,800	3,322

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		2,338	2,219

Warnermedia Holdings, Inc.
4.279% due 03/15/2032		1,500	1,310

ZF North America Capital, Inc.
6.750% due 04/23/2030		1,200	1,223

			64,904

UTILITIES 2.1%

Appalachian Power Co.
5.650% due 04/01/2034		1,900	1,883

Black Hills Corp.
6.000% due 01/15/2035		4,100	4,127

Electricite de France SA
5.950% due 04/22/2034		5,500	5,535

FORESEA Holding SA
7.500% due 06/15/2030		27	25

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,600	2,415

Pacific Gas & Electric Co.
4.500% due 07/01/2040		1,500	1,237
4.550% due 07/01/2030		1,300	1,233
4.750% due 02/15/2044		3,000	2,458
4.950% due 07/01/2050		700	579

System Energy Resources, Inc.
6.000% due 04/15/2028		1,900	1,934

Texas Electric Market Stabilization Funding N LLC
5.167% due 02/01/2052		7,700	7,491

			28,917

Total Corporate Bonds & Notes (Cost $392,004)			372,975

MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 1.1%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050		11,230	10,540

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040		3,500	3,944

			14,484

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039		600	656

Total Municipal Bonds & Notes (Cost $14,463)			15,140

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	33

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 54.3%

Fannie Mae
4.744% due 05/25/2042 ~	$6	$6
5.161% due 03/25/2041 ~	4	4
5.923% due 12/01/2034 •	19	19
5.965% due 09/01/2032 •	1	1
5.973% due 11/01/2032 •	4	4
6.220% due 09/01/2027 •	8	8
6.335% due 01/01/2033 •	8	8
6.500% due 07/18/2027	2	2
6.971% due 05/01/2033 •	12	12

Freddie Mac
3.955% due 08/01/2032 •	13	13
4.000% due 11/01/2047	7	6
5.898% due 08/15/2029 - 12/15/2031 •	4	5
5.948% due 09/15/2030 •	1	1
5.998% due 03/15/2032 •	1	1
6.000% due 12/15/2028	44	44
6.125% due 08/01/2029 •	1	1
6.276% due 02/01/2033 •	7	7
6.375% due 01/01/2032 - 10/01/2032 •	16	16
6.625% due 10/01/2032 •	34	34
7.000% due 04/01/2029 - 03/01/2030	4	5
7.500% due 08/15/2030	10	10

Ginnie Mae
3.625% (H15T1Y + 1.500%) due 09/20/2025 - 08/20/2026 ~	1	1
3.625% due 07/20/2027 - 07/20/2029 •	8	7
3.750% (H15T1Y + 1.500%) due 10/20/2025 - 10/20/2026 ~	1	0
3.750% due 10/20/2027 •	1	2
3.875% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2026 ~	1	1
3.875% due 04/20/2027 - 06/20/2032 •	11	12
4.000% due 09/20/2027 •	1	1
4.625% due 01/20/2027 - 03/20/2032 •	23	22

Ginnie Mae, TBA
2.500% due 08/01/2054	350,900	295,277

Uniform Mortgage-Backed Security
3.000% due 01/01/2046 - 11/01/2051	46,884	40,094
3.500% due 05/01/2047	99	90
4.000% due 12/01/2044 - 09/01/2052	70,287	64,348
5.000% due 11/01/2033 - 07/01/2053	23,515	22,745
5.500% due 09/01/2053 - 12/01/2053	1,876	1,852
6.500% due 12/01/2028	1	1

Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2054	8,500	7,238
4.500% due 07/01/2054 - 08/01/2054	140,000	132,023
5.000% due 07/01/2054	79,000	76,358
5.500% due 08/01/2054	48,100	47,437
6.500% due 08/01/2054	50,000	50,863

Vendee Mortgage Trust
6.500% due 09/15/2024	16	16

Total U.S. Government Agencies (Cost $744,994)		738,595

U.S. TREASURY OBLIGATIONS 6.0%

U.S. Treasury Inflation Protected Securities (e)
1.250% due 04/15/2028 (l)	52,260	50,486
1.750% due 01/15/2034 (j)(n)	32,433	31,487

Total U.S. Treasury Obligations (Cost $83,179)		81,973

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 18.4%

Adjustable Rate Mortgage Trust
4.094% due 01/25/2036 «~		$5	$5
4.727% due 11/25/2035 ~		62	43
4.767% due 02/25/2036 ~		76	47

American Home Mortgage Assets Trust
5.670% due 10/25/2046 •		334	183
5.840% due 09/25/2046 •		306	270
6.073% due 11/25/2046 •		473	118

Arroyo Mortgage Trust
4.950% due 07/25/2057 þ		2,246	2,213

Banc of America Alternative Loan Trust
6.000% due 07/25/2046		66	55

Banc of America Funding Trust
4.333% due 09/20/2047 ~		64	52
4.789% due 09/20/2046 ~		31	27
4.981% due 08/27/2036 ~		5,874	5,508
5.434% due 04/20/2035 ~		44	39
5.500% due 03/25/2036 «		6	5
5.831% due 04/25/2037 ~		365	290
5.833% due 10/20/2036 •		71	52
5.880% due 04/25/2037 •		57	44
6.023% due 02/20/2036 ~		74	68
6.053% due 05/20/2047 •		24	22
6.260% due 05/25/2037 •		54	45

Banc of America Mortgage Trust
5.447% due 05/25/2035 ~		191	164
5.500% due 09/25/2035 «		140	115
5.500% due 05/25/2037 «		66	46
5.546% due 07/25/2035 ~		5	5
5.624% due 02/25/2034 «~		59	56

BCAP LLC Trust
3.964% due 07/26/2036 ~		15	13
4.564% due 03/26/2037 ~		49	39
4.795% due 03/27/2037 ~		203	165
5.760% due 05/25/2047 •		26	24
5.900% due 05/25/2047 •		169	164
6.760% due 09/25/2047 •		49	41
7.860% due 10/25/2047 •		8,285	6,082

Bear Stearns Adjustable Rate Mortgage Trust
4.328% due 05/25/2034 «~		17	15
4.406% due 05/25/2047 ~		84	73
4.743% due 11/25/2034 ~		34	32
4.809% due 03/25/2035 ~		22	19
4.819% due 02/25/2036 ~		31	27
4.968% due 01/25/2035 «~		5	5
5.035% due 02/25/2034 «~		25	22
5.487% due 08/25/2035 «~		4	4
6.008% due 01/25/2034 ~		26	25
6.228% due 10/25/2035 ~		21	20
6.330% due 06/25/2035 «~		1	1
7.670% due 10/25/2035 •		138	126
8.065% due 12/25/2046 •		277	220

Bear Stearns ALT-A Trust
4.266% due 11/25/2036 ~		72	32
4.324% due 08/25/2036 ~		216	145
4.531% due 02/25/2036 ~		165	111
4.597% due 02/25/2036 ~		17	14
4.610% due 05/25/2036 ~		293	138
5.041% due 01/25/2036 ~		1,902	1,688
5.240% due 07/25/2035 ~		307	207
5.310% due 05/25/2035 ~		37	34
5.702% due 06/25/2034 ~		800	687
5.900% due 04/25/2036 •		60	52

Bear Stearns Asset-Backed Securities Trust
5.554% due 03/25/2036 •		183	60

Bear Stearns Mortgage Funding Trust
5.840% due 01/25/2037 •		46	42

Bear Stearns Structured Products, Inc. Trust
5.159% due 01/26/2036 ~		282	208

Benchmark Mortgage Trust
2.952% due 08/15/2057		4,565	4,080

Bruegel DAC
4.622% due 05/22/2031	EUR	5,079	5,290

BX Trust
6.426% due 05/15/2035 •		$4,000	3,984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cascade Funding Mortgage Trust
2.800% due 06/25/2069 ~	$212	$210

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	6,265	5,540
3.250% due 09/25/2063 ~	3,810	3,387

Chase Mortgage Finance Trust
4.360% due 09/25/2036 ~	547	423
4.520% due 03/25/2037 ~	18	17
4.675% due 03/25/2037 ~	33	31
6.000% due 05/25/2037	96	41

ChaseFlex Trust
5.000% due 07/25/2037	67	21
6.060% due 07/25/2037 •	114	96

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.247% due 08/25/2037 þ	21	16

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.690% due 10/25/2035 •	514	473

CIM Trust
5.500% due 08/25/2064 ~	16,522	16,544

Citigroup Mortgage Loan Trust
4.046% due 09/25/2037 «~	11	11
4.186% due 12/25/2035 ~	63	38
4.284% due 10/25/2046 ~	74	62
4.560% due 09/25/2037 ~	212	188
4.564% due 03/25/2037 ~	34	28
5.149% due 07/25/2037 ~	361	309
5.500% due 12/25/2035	109	56
5.731% due 08/25/2035 ~	5	5
5.853% due 08/25/2035 «~	140	133
5.900% due 01/25/2037 •	1,331	1,121
6.250% due 11/25/2037 ~	93	41
7.780% due 10/25/2035 •	38	36
7.860% due 11/25/2035 «•	10	9

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	6,474	5,348
6.500% due 06/25/2037	68	58

Commercial Mortgage Trust
2.315% due 02/10/2037 ~	450	437
3.545% due 02/10/2036	1,667	1,576

Community Program Loan Trust
4.500% due 04/01/2029	3	3

Countrywide Alternative Loan Resecuritization Trust
5.010% due 08/25/2037 ~	46	21
6.000% due 08/25/2037 ~	49	23

Countrywide Alternative Loan Trust
4.206% due 08/25/2035 ~	107	96
4.441% due 06/25/2037 ~	39	36
4.490% due 05/25/2036 «~	10	8
4.625% due 11/25/2035 ~	44	38
4.786% due 07/25/2035 •	22	19
5.500% due 05/25/2035 •	1,220	1,038
5.500% due 11/25/2035	69	40
5.500% due 02/25/2036	45	26
5.633% due 02/20/2047 •	751	576
5.663% due 07/20/2046 •	22	18
5.740% due 08/25/2037 •	308	263
5.750% due 07/25/2037	13	7
5.750% due 04/25/2047	94	50
5.810% due 11/25/2036 •	3,271	2,724
5.820% due 11/25/2036 •	24	28
5.820% due 05/25/2047 •	578	524
5.840% due 07/25/2046 •	30	30
5.840% due 09/25/2046 •	168	155
5.898% due 05/25/2035 •	597	538
5.960% due 06/25/2035 •	64	55
5.980% due 07/25/2035 •	65	56
5.980% due 12/25/2035 •	472	410
6.000% due 12/25/2034	40	35
6.000% due 03/25/2036	143	62
6.000% due 08/25/2036 •	44	25
6.000% due 08/25/2036	430	242
6.000% due 02/25/2037	376	158
6.000% due 04/25/2037	6,473	5,294
6.000% due 05/25/2037	329	145
6.000% due 08/25/2037 •	334	167
6.080% due 08/25/2035 •	73	66

34	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.153% due 02/25/2036 •		$239	$212
6.250% due 11/25/2036		54	40
6.403% due 11/25/2047 •		443	356
6.443% due 11/20/2035 •		4,004	3,398
6.444% due 03/25/2037 •		81	43
6.500% due 05/25/2036		1,240	590
6.500% due 12/25/2036		59	26
6.500% due 08/25/2037		340	137
6.533% due 11/25/2047 •		1,229	988
6.920% due 11/25/2035 •		582	521

Countrywide Asset-Backed Certificates Trust
5.960% due 03/25/2036 •		664	664

Countrywide Home Loan Mortgage Pass-Through Trust
3.681% due 10/20/2035 «~		2	2
3.959% due 05/20/2036 ~		76	70
4.059% due 02/20/2036 ~		103	91
4.340% due 11/25/2037 ~		71	62
4.545% due 05/20/2036 ~		26	23
4.712% due 11/25/2034 ~		32	29
4.721% due 01/25/2036 ~		23	21
5.500% due 07/25/2037		226	92
5.586% due 06/25/2034 «~		350	309
5.750% due 12/25/2035		59	28
5.761% due 08/25/2034 ~		1,762	1,679
5.920% due 05/25/2035 •		41	34
6.000% due 02/25/2035 «•		4	4
6.000% due 02/25/2037		203	90
6.000% due 03/25/2037		77	32
6.000% due 07/25/2037		161	68
6.080% due 03/25/2035 •		135	114
6.140% due 03/25/2036 «•		9	2
6.200% due 02/25/2035 •		176	147
6.240% due 02/25/2035 •		149	125
6.247% due 08/25/2034 ~		18	16
6.500% due 11/25/2036		525	166
7.884% due 02/20/2036 •		8	7

Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035 «		28	26

Credit Suisse First Boston Mortgage Securities Corp.
6.056% due 03/25/2032 ~		6	5
6.610% due 09/25/2034 •		17	26

Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.756% due 10/25/2066 ~		8,361	7,104
3.431% due 11/10/2032		1,200	1,019
3.500% due 04/26/2038 ~		105	101
4.052% due 12/27/2060 ~		3,035	2,979
4.535% due 04/28/2037 ~		141	128

DBGS Mortgage Trust
6.838% due 10/15/2036 •		1,000	970

Deephaven Residential Mortgage Trust
0.899% due 04/25/2066 ~		2,868	2,477

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.840% due 08/25/2047 •		172	150

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.760% due 04/25/2037 •		180	122

Deutsche Mortgage & Asset Receiving Corp.
4.587% due 11/27/2036 •		36	36

Downey Savings & Loan Association Mortgage Loan Trust
6.093% due 07/19/2045 «•		3	0

Eurosail PLC
6.303% due 06/13/2045 •	GBP	1,260	1,588

First Horizon Alternative Mortgage Securities Trust
4.725% due 01/25/2036 ~		$124	60
6.121% due 04/25/2036 ~		47	39

First Horizon Mortgage Pass-Through Trust
5.664% due 11/25/2037 ~		15	11

GCT Commercial Mortgage Trust
6.243% due 02/15/2038 •		5,120	4,225

GMAC Mortgage Corp. Loan Trust
3.643% due 11/19/2035 «~		81	63

GreenPoint Mortgage Funding Trust
5.860% due 05/25/2037 •		1,546	1,452
5.860% due 12/25/2046 •		181	169

GS Mortgage Securities Corp. Trust
8.729% due 08/15/2039 •		2,600	2,606

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Trust
3.722% due 10/10/2049 ~	$5,000	$4,403

GSC Capital Corp. Mortgage Trust
5.820% due 05/25/2036 •	55	52

GSR Mortgage Loan Trust
4.334% due 04/25/2035 «~	15	13
5.057% due 09/25/2035 ~	63	58
5.098% due 04/25/2035 «~	14	12
5.546% due 09/25/2035 «~	22	19
5.780% due 11/25/2035 ~	84	43
5.970% due 09/25/2034 ~	22	22

HarborView Mortgage Loan Trust
4.231% due 06/19/2036 ~	119	49
4.537% due 12/19/2035 ~	69	35
5.833% due 01/19/2038 •	22	19
5.863% due 12/19/2036 •	4,658	3,582
5.893% due 05/19/2035 •	1,126	1,047
5.933% due 12/19/2036 •	2,572	2,410
5.953% due 01/19/2036 •	74	45
5.953% due 01/19/2038 «•	24	35
6.133% due 01/19/2035 «•	17	16
6.257% due 07/19/2045 •	23	19
6.575% due 12/19/2035 ~	9	9

IndyMac IMSC Mortgage Loan Trust
5.820% due 07/25/2047 •	180	116

IndyMac INDA Mortgage Loan Trust
3.696% due 08/25/2036 ~	1,278	975
6.060% due 11/25/2035 •	120	69

IndyMac INDX Mortgage Loan Trust
3.285% due 06/25/2037 ~	50	38
3.537% due 06/25/2036 ~	701	588
3.675% due 06/25/2036 ~	3,442	2,292
3.705% due 10/25/2035 ~	473	370
3.804% due 08/25/2035 ~	479	346
3.979% due 09/25/2035 ~	48	38
3.979% due 11/25/2035 ~	76	70
4.770% due 06/25/2035 «~	16	14
5.840% due 09/25/2046 •	75	63
6.020% due 03/25/2035 «•	26	24

InTown Mortgage Trust
7.818% due 08/15/2039 •	4,500	4,516

JP Morgan Alternative Loan Trust
4.600% due 12/25/2036 «~	4	3
5.780% due 10/25/2036 •	2,634	2,278
5.939% due 06/27/2037 •	1,351	883

JP Morgan Chase Commercial Mortgage Securities Trust
1.974% due 01/05/2040	2,940	2,491
7.235% due 10/05/2040	3,200	3,368

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	9,289	7,747
4.987% due 11/25/2035 ~	37	29
5.021% due 11/25/2035 ~	25	20
5.480% due 04/25/2035 «~	1	1
5.483% due 01/25/2037 «~	7	6
5.483% due 06/25/2037 «~	58	43
5.514% due 07/25/2035 ~	90	87
5.770% due 07/25/2035 «~	41	39
6.000% due 01/25/2036 «	95	43
6.394% due 04/25/2035 «~	1	1
6.915% due 09/25/2034 «~	57	53

Lavender Trust
6.250% due 10/26/2036	208	95

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	4,075	4,048
4.750% due 07/25/2061 þ	1,672	1,629

Lehman Mortgage Trust
4.505% due 12/25/2035 ~	172	29
5.096% due 01/25/2036 ~	39	36
6.000% due 07/25/2036	55	27

Lehman XS Trust
5.730% due 02/25/2036 •	3,679	3,249
5.840% due 11/25/2046 •	8,035	6,805
5.860% due 08/25/2046 •	26	25
5.920% due 04/25/2046 «•	1	2
5.940% due 11/25/2046 «•	8	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luminent Mortgage Trust
5.800% due 12/25/2036 •	$358	$305
5.860% due 10/25/2046 •	99	86

MASTR Adjustable Rate Mortgages Trust
5.940% due 05/25/2037 •	85	35

MASTR Reperforming Loan Trust
7.000% due 05/25/2035	634	426
8.000% due 07/25/2035	627	451

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.009% due 10/20/2029 •	12	12

Merrill Lynch Alternative Note Asset Trust
5.780% due 01/25/2037 •	104	29
6.000% due 05/25/2037	117	88
6.060% due 03/25/2037 •	743	180

Merrill Lynch Mortgage Investors Trust
5.531% due 11/25/2035 •	23	22
5.679% due 02/25/2036 ~	15	15
5.920% due 04/25/2029 •	10	9
6.120% due 09/25/2029 «•	3	3
6.120% due 11/25/2029 •	20	18
6.250% due 10/25/2036	1,094	430
6.704% due 07/25/2029 «•	8	8

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	5,000	4,066
3.912% due 09/09/2032	3,180	2,787

Morgan Stanley Dean Witter Capital, Inc. Trust
6.222% due 03/25/2033 «~	15	13

Morgan Stanley Mortgage Loan Trust
3.583% due 07/25/2035 ~	992	848
5.780% due 01/25/2035 •	13	12
6.000% due 10/25/2037	67	35
7.211% due 06/25/2036 ~	21	19

Morgan Stanley Re-REMIC Trust
3.479% due 03/26/2037 þ	48	46
4.303% due 02/26/2037 •	91	79
5.500% due 10/26/2035 ~	5,280	3,316

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	263	233

New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ	11,472	11,613

New York Mortgage Trust
5.250% due 07/25/2062 þ	3,909	3,834

NLT Trust
1.162% due 08/25/2056 ~	3,609	2,986

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.324% due 02/25/2036 «~	200	156

Nomura Resecuritization Trust
6.500% due 10/26/2037	4,331	1,824

NYO Commercial Mortgage Trust
6.538% due 11/15/2038 •	1,200	1,155

OBX Trust
6.120% due 11/25/2062 ~	2,807	2,807
7.045% due 09/25/2063 þ	1,991	2,027
7.159% due 10/25/2063 þ	4,725	4,820

Residential Accredit Loans, Inc. Trust
0.000% due 02/25/2036 ~	91	75
4.745% due 02/25/2035 ~	144	122
5.760% due 08/25/2035 •	69	50
5.800% due 12/25/2036 •	167	161
5.860% due 05/25/2047 •	58	50
5.880% due 06/25/2037 •	49	43
5.960% due 08/25/2037 •	122	109
6.000% due 09/25/2035	554	449
6.000% due 06/25/2036	2,401	1,807
6.260% due 10/25/2045 «•	53	41
8.000% due 04/25/2036 «•	63	51

Residential Asset Securitization Trust
6.000% due 06/25/2036	166	66
6.000% due 11/25/2036	121	42
6.000% due 03/25/2037	97	30
6.250% due 11/25/2036	83	30
6.500% due 04/25/2037	1,137	295

Residential Funding Mortgage Securities, Inc. Trust
5.113% due 03/25/2035 ~	742	434
6.000% due 09/25/2036 «	95	71

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	35

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	$1,227	$1,120

Structured Adjustable Rate Mortgage Loan Trust
4.216% due 09/25/2036 ~	1,541	1,049
4.512% due 10/25/2036 ~	79	38
4.623% due 07/25/2037 «~	3	2
4.890% due 02/25/2036 ~	150	108
5.780% due 10/25/2035 •	562	512
5.913% due 10/25/2034 «~	6	5
6.195% due 06/25/2034 •	174	164
6.553% due 05/25/2035 •	204	153

Structured Asset Mortgage Investments Trust
5.650% due 09/25/2047 •	325	284
5.720% due 03/25/2037 •	70	27
5.820% due 09/25/2047 •	33	29
5.840% due 06/25/2036 •	1,822	1,754
5.840% due 07/25/2046 •	292	200
5.860% due 05/25/2036 •	415	321
5.880% due 09/25/2047 •	664	543
5.900% due 05/25/2046 •	685	233
5.980% due 05/25/2046 «•	47	27
6.153% due 03/19/2034 «•	104	93
6.153% due 02/19/2035 •	49	44
6.193% due 12/19/2033 «•	85	80
6.538% due 02/25/2036 •	211	174

SunTrust Adjustable Rate Mortgage Loan Trust
6.037% due 02/25/2037 ~	79	68

SunTrust Alternative Loan Trust
6.000% due 12/25/2035 «	168	148

TBW Mortgage-Backed Trust
5.965% due 07/25/2037 ~	2,739	799

Thornburg Mortgage Securities Trust
4.046% due 09/25/2037 ~	8	8
6.100% due 09/25/2043 •	81	76
6.200% due 09/25/2034 •	12	11

Towd Point Mortgage Trust
3.750% due 02/25/2059 ~	5,665	5,435

VASA Trust
6.343% due 07/15/2039 •	1,000	927

Verus Securitization Trust
1.824% due 11/25/2066 ~	3,495	3,068

Wachovia Mortgage Loan Trust LLC
6.322% due 10/20/2035 ~	9	9

WaMu Mortgage Pass-Through Certificates Trust
4.062% due 12/25/2036 ~	66	56
4.209% due 12/25/2036 ~	608	526
4.483% due 08/25/2036 ~	48	43
5.594% due 08/25/2033 «~	89	82
5.853% due 02/25/2047 •	1,131	942
5.903% due 06/25/2047 •	29	23
5.963% due 07/25/2047 •	8,706	6,835
6.000% due 12/25/2045 •	2	2
6.100% due 01/25/2045 •	86	82
6.153% due 08/25/2046 •	527	480
6.200% due 11/25/2034 •	78	73
6.240% due 10/25/2044 •	385	362
6.280% due 11/25/2045 «•	98	86
6.353% due 11/25/2042 •	7	7
6.440% due 11/25/2034 •	215	197
6.653% due 11/25/2046 •	138	120

Washington Mutual Mortgage Pass-Through Certificates Trust
4.048% due 09/25/2036 þ	123	33
5.500% due 05/25/2035 •	192	155
5.853% due 04/25/2047 •	209	160
5.923% due 04/25/2047 •	306	235

Wells Fargo Alternative Loan Trust
6.863% due 07/25/2037 ~	20	18

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2037	24	21
6.363% due 10/25/2036 ~	124	109

Total Non-Agency Mortgage-Backed Securities (Cost $273,647)		249,463

ASSET-BACKED SECURITIES 35.8%

Aames Mortgage Investment Trust
6.240% due 10/25/2035 •	67	66

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AASET Trust
3.844% due 01/16/2038		$1,220	$881

ABFC Trust
5.680% due 01/25/2037 •		309	171
5.740% due 11/25/2036 •		8,257	5,162
5.780% due 01/25/2037 •		195	108
5.900% due 01/25/2037 •		117	65
6.460% due 06/25/2037 •		138	109

Accredited Mortgage Loan Trust
5.720% due 09/25/2036 •		1,806	1,780

ACE Securities Corp. Home Equity Loan Trust
5.680% due 12/25/2036 •		289	75
5.740% due 07/25/2036 •		97	77
5.770% due 08/25/2036 •		231	219
6.060% due 02/25/2036 •		16	16
6.075% due 12/25/2035 •		1,743	1,606
6.120% due 11/25/2035 •		23	24
6.360% due 12/25/2034 •		97	86
6.390% due 02/25/2036 •		56	52
6.435% due 06/25/2034 •		312	288

Aegis Asset-Backed Securities Trust
6.105% due 12/25/2035 •		168	153
6.160% due 03/25/2035 •		90	87
6.180% due 06/25/2035 •		97	91
6.460% due 03/25/2035 •		36	34

AGL CLO Ltd.
6.786% due 07/20/2034 •		4,300	4,311

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.165% due 11/25/2035 •		43	42
6.240% due 09/25/2035 •		2,772	2,726
6.570% due 03/25/2035 •		159	155

Amortizing Residential Collateral Trust
6.460% due 10/25/2034 •		78	77

Apidos CLO
6.670% due 04/15/2031 •		4,264	4,266

Argent Securities Trust
5.610% due 09/25/2036 •		744	226
5.840% due 03/25/2036 •		273	147

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.920% due 01/25/2036 •		69	64
6.100% due 01/25/2036 •		2,779	2,480

Asset-Backed Securities Corp. Home Equity Loan Trust
4.289% due 12/25/2036 •		6,300	5,563
6.360% due 06/25/2035 •		67	65

Aurium CLO DAC
4.593% due 04/16/2030 •	EUR	5,245	5,618

Ballyrock CLO Ltd.
6.716% due 07/20/2034 •		$6,500	6,507

BDS Ltd.
7.475% due 08/19/2038 •		3,200	3,218

Bear Stearns Asset-Backed Securities Trust
4.992% due 10/25/2036 ~		30	14
5.021% due 07/25/2036 «~		14	13
5.268% due 11/25/2035 •		81	79
5.690% due 02/25/2037 •		11,884	11,257
5.850% due 03/25/2034 •		1,615	1,607
6.135% due 08/25/2036 •		43	43
6.195% due 09/25/2035 •		3,242	3,221
6.260% due 09/25/2046 •		68	63
6.510% due 08/25/2037 •		4,440	3,870
6.640% due 06/25/2043 •		562	562
6.660% due 06/25/2036 •		600	597
6.710% due 08/25/2037 •		16	15

Betony CLO Ltd.
6.671% due 04/30/2031 •		4,615	4,619

BPCRE Ltd.
7.732% due 01/16/2037 •		818	817

BSPRT Issuer Ltd.
7.625% due 07/15/2039 •		7,000	7,025

Carlyle Euro CLO DAC
4.458% due 08/15/2030 •	EUR	544	583

Carrington Mortgage Loan Trust
5.680% due 01/25/2037 •		$1,200	861
5.720% due 02/25/2037 •		3,300	3,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.510% due 05/25/2035 •		$220	$208

Carvana Auto Receivables Trust
5.330% due 07/10/2029		1,000	1,002
5.630% due 11/10/2027		2,000	2,001
5.900% due 08/10/2027		1,700	1,701

Cendant Mortgage Corp.
6.000% due 07/25/2043 «~		7	6

CIT Mortgage Loan Trust
6.960% due 10/25/2037 •		5,326	5,333

Citigroup Mortgage Loan Trust
5.630% due 05/25/2037 •		10,797	9,153
5.860% due 11/25/2046 •		77	74
6.195% due 09/25/2035 •		339	334
6.851% due 05/25/2036 þ		124	46
7.140% due 07/25/2035 •		1,000	820

Citizens Auto Receivables Trust
5.840% due 01/18/2028		2,075	2,085

Conseco Finance Corp.
7.060% due 02/01/2031 ~		229	201

Countrywide Asset-Backed Certificates Trust
3.645% due 03/25/2036 •		644	627
4.146% due 04/25/2035 •		51	50
4.338% due 10/25/2046 ~		6,485	6,285
4.795% due 01/25/2037 •		296	294
5.559% due 02/25/2035 •		93	92
5.600% due 07/25/2037 •		290	285
5.660% due 09/25/2037 •		2,530	2,220
5.660% due 06/25/2047 •		11,062	9,429
5.680% due 09/25/2037 •		196	201
5.690% due 10/25/2047 •		46	46
5.710% due 06/25/2047 •		145	139
5.720% due 04/25/2046 •		2,943	2,696
5.740% due 06/25/2035 •		6,535	5,782
5.740% due 02/25/2037 •		5,439	5,059
5.760% due 09/25/2046 •		228	227
5.760% due 03/25/2047 •		46	45
5.900% due 09/25/2047 •		532	514
5.960% due 01/25/2046 •		3,246	3,034
6.060% due 06/25/2036 •		21	21
6.150% due 05/25/2036 •		19	18
6.180% due 07/25/2034 •		23	23
6.360% due 10/25/2034 •		29	29
6.360% due 03/25/2047 •		51	38
6.555% due 07/25/2035 •		92	92

Credit-Based Asset Servicing & Securitization LLC
2.837% due 01/25/2036 þ		41	33
5.559% due 07/25/2037 •		8	5
5.659% due 07/25/2037 •		169	108

Delta Funding Home Equity Loan Trust
6.083% due 08/15/2030 «•		18	17

Dryden Euro CLO DAC
4.566% due 04/15/2033 •	EUR	9,957	10,646

ECMC Group Student Loan Trust
6.200% due 02/27/2068 •		$4,095	4,082

Elmwood CLO Ltd.
6.947% due 01/17/2034 •		4,800	4,812

EMC Mortgage Loan Trust
6.200% due 05/25/2040 •		5	5

First Franklin Mortgage Loan Trust
5.740% due 12/25/2036 •		207	84
5.780% due 04/25/2036 •		106	102
5.940% due 04/25/2036 •		400	360
5.940% due 08/25/2036 •		104	98
6.180% due 11/25/2035 •		94	85
6.405% due 03/25/2035 •		36	36
6.645% due 12/25/2034 •		886	866
6.660% due 01/25/2035 •		58	57
6.885% due 10/25/2034 •		259	257

First NLC Trust
2.853% due 05/25/2035 •		620	534
5.530% due 08/25/2037 •		41	20

Ford Auto Securitization Trust
4.972% due 03/15/2030	CAD	2,400	1,770

Fremont Home Loan Trust
5.610% due 01/25/2037 •		$205	92
5.780% due 08/25/2036 •		179	56
5.800% due 02/25/2036 •		25	23

36	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.800% due 02/25/2037 •		$681	$221
6.000% due 02/25/2036 •		300	258
6.000% due 04/25/2036 •		2,712	2,451
6.250% due 12/25/2029 «•		5	5

Galaxy CLO Ltd.
6.560% due 10/15/2030 •		1,889	1,890

Gallatin CLO Ltd.
6.680% due 07/15/2031 •		4,762	4,764

Golden Credit Card Trust
4.310% due 09/15/2027		2,630	2,594

GSAA Home Equity Trust
5.700% due 04/25/2047 •		58	52

GSAMP Trust
5.550% due 01/25/2037 •		2,023	1,195
5.580% due 12/25/2036 •		1,520	719
5.600% due 12/25/2036 •		6,509	3,312
5.600% due 01/25/2037 •		36,582	21,026
5.660% due 11/25/2036 •		386	183
5.760% due 09/25/2036 •		2,708	949
5.760% due 12/25/2046 •		443	215
5.920% due 12/25/2046 •		133	65
5.940% due 06/25/2036 •		185	101
6.000% due 04/25/2036 •		224	147
7.110% due 10/25/2034 «•		12	12

Home Equity Asset Trust
6.555% due 05/25/2035 •		39	39

Home Equity Loan Trust
5.690% due 04/25/2037 •		427	403
5.800% due 04/25/2037 •		500	415

Home Equity Mortgage Loan Asset-Backed Trust
5.600% due 11/25/2036 •		229	210
5.620% due 11/25/2036 •		189	165
5.780% due 04/25/2037 •		186	159

HSI Asset Securitization Corp. Trust
5.680% due 12/25/2036 •		193	49
5.800% due 12/25/2036 •		878	221
5.900% due 12/25/2036 •		585	148
6.240% due 11/25/2035 •		2,380	2,246

Invesco Euro CLO DAC
4.556% due 07/15/2031 •	EUR	900	959

JP Morgan Mortgage Acquisition Trust
5.720% due 03/25/2037 •		$90	88
5.865% due 07/25/2036 •		127	124
6.337% due 08/25/2036 þ		87	51

KKR CLO Ltd.
6.540% due 07/15/2030 •		7,905	7,916

LCM LP
6.586% due 07/20/2030 •		4,347	4,352

Lehman ABS Mortgage Loan Trust
5.550% due 06/25/2037 •		151	99
5.660% due 06/25/2037 •		122	80

Lehman XS Trust
5.630% due 02/25/2037 •		838	634

Long Beach Mortgage Loan Trust
6.510% due 06/25/2035 •		291	279
6.735% due 02/25/2035 •		7,354	7,176
6.885% due 03/25/2032 «•		96	97

MACH Cayman Ltd.
3.474% due 10/15/2039		1,344	1,228

Madison Park Euro Funding DAC
4.706% due 07/15/2032 •	EUR	5,698	6,065

Magnetite Ltd.
6.874% due 10/25/2033 •		$11,500	11,524

Man GLG Euro CLO DAC
4.716% due 10/15/2032 •	EUR	8,575	9,159

MAPS Ltd.
4.212% due 05/15/2043		$702	667

MASTR Asset-Backed Securities Trust
5.680% due 08/25/2036 •		138	51
5.760% due 08/25/2036 •		227	85
5.820% due 02/25/2036 •		289	107
5.900% due 11/25/2036 •		3,502	2,056
5.940% due 06/25/2036 •		123	44
5.940% due 08/25/2036 •		136	51
5.960% due 11/25/2035 •		7,196	4,107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.030% due 01/25/2036 •	$110	$109
6.210% due 12/25/2034 •	11	10
6.210% due 10/25/2035 •	181	170

Merrill Lynch Mortgage Investors Trust
5.940% due 08/25/2037 •	653	336
6.180% due 05/25/2036 •	35	34
6.360% due 02/25/2047 •	762	438

METAL LLC
4.581% due 10/15/2042	2,745	1,805

MF1 Ltd.
6.689% due 02/19/2037 •	2,228	2,214

MidOcean Credit CLO
6.637% due 02/20/2031 •	2,538	2,544

Morgan Stanley ABS Capital, Inc. Trust
5.530% due 10/25/2036 •	70	31
5.570% due 10/25/2036 •	573	305
5.600% due 10/25/2036 •	2,070	907
5.600% due 11/25/2036 •	181	85
5.610% due 10/25/2036 •	168	89
5.610% due 11/25/2036 •	903	515
5.640% due 03/25/2037 •	311	131
5.660% due 02/25/2037 •	104	49
5.680% due 11/25/2036 •	1,083	507
5.710% due 03/25/2037 •	311	131
5.760% due 06/25/2036 •	488	356
5.760% due 09/25/2036 •	318	109
6.040% due 01/25/2036 •	442	422
6.060% due 12/25/2035 •	10,000	9,134
6.080% due 12/25/2035 •	96	92
6.360% due 05/25/2034 •	60	58
6.450% due 06/25/2035 •	135	132
6.510% due 04/25/2035 •	154	146
6.710% due 07/25/2037 •	400	338

Morgan Stanley Dean Witter Capital, Inc. Trust
6.810% due 02/25/2033 •	209	213

Morgan Stanley Home Equity Loan Trust
5.630% due 04/25/2037 •	441	227
5.690% due 04/25/2037 •	147	76
5.780% due 04/25/2036 •	75	52

Morgan Stanley Mortgage Loan Trust
5.920% due 02/25/2037 •	99	21
6.180% due 04/25/2037 •	203	54
6.465% due 09/25/2046 þ	283	92
7.004% due 11/25/2036 •	216	72

Navient Private Education Loan Trust
4.100% due 12/16/2058 ~	424	414

Navient Student Loan Trust
7.230% due 03/15/2072	2,200	2,280

Nelnet Student Loan Trust
7.533% due 02/20/2041 •	4,004	4,012

New Century Home Equity Loan Trust
6.435% due 10/25/2033 •	746	730

Newcastle Mortgage Securities Trust
5.690% due 04/25/2037 •	1,089	1,060
5.800% due 04/25/2037 •	4,292	3,803

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ	143	31

NovaStar Mortgage Funding Trust
5.760% due 06/25/2036 •	78	56
6.165% due 01/25/2036 •	1,006	995

Octane Receivables Trust
6.440% due 03/20/2029	3,175	3,194

Option One Mortgage Loan Trust
5.600% due 01/25/2037 •	47	27
5.630% due 05/25/2037 •	9,280	4,975
5.680% due 01/25/2037 •	190	110
5.790% due 04/25/2037 •	95	46
6.000% due 01/25/2036 •	300	273
6.225% due 08/25/2035 •	319	305

Option One Mortgage Loan Trust Asset-Backed Certificates
6.150% due 11/25/2035 •	1,580	1,489

Ownit Mortgage Loan Trust
6.360% due 10/25/2036 •	115	109

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pagaya AI Debt Selection Trust
9.099% due 04/15/2031		$500	$511

Park Place Securities, Inc.
6.195% due 09/25/2035 •		148	143

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.195% due 08/25/2035 •		133	129
6.195% due 09/25/2035 •		210	203
6.255% due 07/25/2035 •		50	50
6.285% due 07/25/2035 •		950	882
6.510% due 10/25/2034 •		191	187
6.585% due 03/25/2035 •		175	171
6.705% due 01/25/2036 •		37	36
7.260% due 12/25/2034 •		3,726	3,671

People’s Financial Realty Mortgage Securities Trust
5.600% due 09/25/2036 •		345	88

Popular ABS Mortgage Pass-Through Trust
6.045% due 02/25/2036 «•		10	10

PRET LLC
1.744% due 07/25/2051 þ		1,379	1,345
5.240% due 09/27/2060 þ		1,069	1,066

PRPM LLC
3.720% due 02/25/2027 þ		2,160	2,125

Purple Finance CLO DAC
4.682% due 01/25/2031 •	EUR	156	167

RAAC Trust
6.060% due 06/25/2044 •		$21	18
6.060% due 09/25/2045 •		865	839
6.160% due 11/25/2046 •		289	275
6.960% due 09/25/2047 •		447	427

Ready Capital Mortgage Financing LLC
7.897% due 10/25/2039 •		3,973	3,992

Regatta Funding Ltd.
6.523% due 10/25/2031 •		16,500	16,526

Renaissance Home Equity Loan Trust
5.545% due 01/25/2037 þ		7,350	2,405
5.608% due 05/25/2036 þ		9,550	4,028
5.812% due 11/25/2036 þ		513	174
6.254% due 08/25/2036 þ		9,184	3,738
7.238% due 09/25/2037 þ		207	84

Residential Asset Mortgage Products Trust
6.020% due 09/25/2036 •		67	61
6.060% due 05/25/2036 •		599	497
6.100% due 01/25/2036 •		353	326
6.150% due 10/25/2035 •		21	20

Residential Asset Securities Corp. Trust
5.720% due 11/25/2036 •		209	191
5.800% due 11/25/2036 •		259	237
5.800% due 04/25/2037 •		1,066	1,010
6.090% due 12/25/2035 «•		16	16
6.120% due 12/25/2035 •		90	79
6.150% due 11/25/2035 •		22	22
6.300% due 12/25/2034 •		2	2

Securitized Asset-Backed Receivables LLC Trust
5.640% due 07/25/2036 •		185	64
5.740% due 05/25/2036 •		3,996	2,073
5.780% due 07/25/2036 •		181	63
5.940% due 07/25/2036 •		621	216
5.960% due 05/25/2036 •		830	431
6.000% due 03/25/2036 •		102	91
6.120% due 08/25/2035 •		104	83
6.135% due 01/25/2035 •		17	15
6.420% due 01/25/2036 •		28	25

SG Mortgage Securities Trust
5.780% due 07/25/2036 •		27,465	5,853
6.135% due 10/25/2035 «•		438	414

Shackleton CLO Ltd.
6.476% due 04/20/2029 •		1,067	1,068

SLM Private Education Loan Trust
10.193% due 10/15/2041 •		1,636	1,712

SMB Private Education Loan Trust
3.500% due 12/16/2041		500	471

Sound Point CLO Ltd.
6.796% due 07/20/2032 •		5,900	5,915

Soundview Home Loan Trust
5.540% due 06/25/2037 •		37	24

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	37

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.570% due 02/25/2037 •		$269	$75
5.640% due 02/25/2037 •		377	106
5.640% due 07/25/2037 •		1,312	1,159
5.960% due 06/25/2036 •		4,814	4,685
5.985% due 03/25/2036 •		74	73
6.410% due 10/25/2037 •		215	159

Specialty Underwriting & Residential Finance Trust
5.411% due 12/25/2036 •		914	867
5.730% due 04/25/2037 •		110	80
5.760% due 09/25/2037 •		7,465	4,999
5.760% due 11/25/2037 •		611	338
6.435% due 12/25/2035 •		61	60

Starwood Commercial Mortgage Trust
6.523% due 07/15/2038 •		315	314

Structured Asset Investment Loan Trust
5.610% due 09/25/2036 •		26	26
5.840% due 03/25/2036 •		67	66
6.060% due 01/25/2036 •		69	67
6.360% due 05/25/2035 •		305	297
6.390% due 09/25/2034 «•		211	189
6.585% due 07/25/2033 •		18	18
6.735% due 12/25/2034 •		1,138	1,101

Structured Asset Securities Corp. Mortgage Loan Trust
5.610% due 09/25/2036 •		38	36
5.690% due 01/25/2037 •		1,721	984
5.730% due 07/25/2036 •		483	480
5.800% due 12/25/2036 «•		40	38
5.880% due 02/25/2037 •		203	196
7.260% due 08/25/2037 •		26	26
7.460% due 08/25/2037 •		72	71

Structured Asset Securities Corp. Trust
6.150% due 09/25/2035 •		324	304

Symphony CLO Ltd.
6.914% due 04/25/2034 •		12,500	12,560

TPG Real Estate Finance Issuer Ltd.
6.643% due 03/15/2038 •		8,254	8,202

Trestles CLO Ltd.
6.756% due 10/20/2034 •		4,500	4,511

Trinitas CLO Ltd.
6.663% due 01/25/2034 •		26,000	26,070

Trinitas Euro CLO DAC
4.827% due 10/20/2032 •	EUR	1,900	2,037

Verdelite Static CLO Ltd.
0.000% due 07/20/2032 •(a)		$7,600	7,600

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		7,000	6,709

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.706% due 02/15/2057	$1,400	$1,217

Vibrant CLO Ltd.
6.626% due 09/15/2030 •	4,347	4,351

WaMu Asset-Backed Certificates WaMu Trust
5.685% due 05/25/2037 •	5,315	4,916
5.700% due 05/25/2037 •	996	877

WAVE LLC
3.597% due 09/15/2044	1,654	1,500

Wells Fargo Home Equity Asset-Backed Securities Trust
5.955% due 05/25/2036 •	44	44

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
6.060% due 04/25/2034 •	84	81

Whitehorse Ltd.
6.840% due 10/15/2031 •	8,619	8,628

Total Asset-Backed Securities (Cost $525,662)		486,780

SOVEREIGN ISSUES 0.8%

Brazil Government International Bond
6.125% due 03/15/2034	11,500	11,072

Total Sovereign Issues (Cost $11,313)		11,072

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(b)(h)	1,575	37

Forsea Holding SA «(b)	623	14

Total Common Stocks (Cost $32)		51

PREFERRED SECURITIES 1.0%

BANKING & FINANCE 1.0%

American AgCredit Corp.
5.250% due 06/15/2026 •(f)	6,000,000	5,707

Charles Schwab Corp.
5.000% due 12/01/2027 •(f)	4,200,000	3,840

Farm Credit Bank
7.750% due 06/15/2029 •(f)	2,500	2,534

	SHARES	MARKET VALUE (000S)

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(f)	1,700,000	$1,684

Total Preferred Securities (Cost $14,287)		13,765

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (i) 0.0%
		512

U.S. TREASURY BILLS 0.0%
5.391% due 07/25/2024 (c)(d)(n)	$262	261

Total Short-Term Instruments (Cost $773)		773

Total Investments in Securities (Cost $2,068,159)		1,977,863

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	152,218	1,481

Total Short-Term Instruments (Cost $1,481)		1,481

Total Investments in Affiliates (Cost $1,481)		1,481

Total Investments 145.6% (Cost $2,069,640)		$1,979,344

Financial Derivative Instruments (k)(m) 0.2% (Cost or Premiums, net $(1,780))		2,978

Other Assets and Liabilities, net (45.8)%		(623,004)

Net Assets 100.0%		$1,359,318

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Security did not produce income within the last twelve months.

(c)	Zero coupon security.

(d)	Coupon represents a yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Contingent convertible security.

38	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(h) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA			06/08/2023	$32	$37	0.00%
Morgan Stanley	0.000%	04/02/2032	02/11/2020	7,078	5,075	0.37

				$7,110	$5,112	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$512	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(522)	$512	$512

Total Repurchase Agreements						$(522)	$512	$512

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.200%	06/14/2024	07/11/2024	$(5,652)	$(5,666)
DEU	5.440	07/01/2024	07/08/2024	(3,600)	(3,600)
	5.470	06/21/2024	07/02/2024	(6,231)	(6,240)
JPS	5.250	06/14/2024	08/02/2024	(2,432)	(2,438)
	5.300	06/14/2024	08/02/2024	(7,240)	(7,258)

Total Reverse Repurchase Agreements					$(25,202)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(5,666)	$0	$(5,666)	$5,929	$263
DEU	0	(9,840)	0	(9,840)	6,139	(3,701)
FICC	512	0	0	512	(522)	(10)
JPS	0	(9,696)	0	(9,696)	10,223	527

Total Borrowings and Other Financing Transactions	$512	$(25,202)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(5,666)	$(9,696)	$0	$(15,362)
U.S. Treasury Obligations	0	(6,240)	0	0	(6,240)

Total Borrowings	$0	$(11,906)	$(9,696)	$0	$(21,602)

Payable for reverse repurchase agreements(4)					$(21,602)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	39

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

(j)	Securities with an aggregate market value of $22,355 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(10,774) at a weighted average interest rate of 5.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(3,600) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond September Futures	09/2024	384	$33,703	$209	$0	$(87)
U.S. Treasury 10-Year Note September Futures	09/2024	310	34,095	307	0	(124)

				$516	$0	$(211)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note September Futures	09/2024	229	$(24,406)	$(156)	$38	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	698	(79,245)	(460)	507	0
U.S. Treasury Long-Term Bond September Futures	09/2024	48	(5,679)	31	70	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	1,055	(132,238)	(724)	2,588	0

				$(1,309)	$3,203	$0

Total Futures Contracts				$(793)	$3,203	$(211)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2026	0.451%	$	7,000	$52	$40	$92	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.946		2,100	23	(20)	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	0.266		1,000	43	(19)	24	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.844		7,000	899	164	1,063	4	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.276		1,200	108	(25)	83	0	0
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.595		500	1	4	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236		7,800	35	(4)	31	1	0

							$1,161	$140	$1,301	$6	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.940%	Annual	02/22/2029	$	18,500	$(44)	$(179)	$(223)	$0	$(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		6,200	(15)	(50)	(65)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		3,200	(13)	(89)	(102)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		6,300	(26)	(158)	(184)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034		3,000	(13)	(90)	(103)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		2,400	(12)	(37)	(49)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		12,400	(56)	(111)	(167)	0	(73)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		6,200	(26)	(162)	(188)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		3,100	(12)	(69)	(81)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		6,200	(23)	(134)	(157)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		6,100	(23)	(27)	(50)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		6,000	(17)	61	44	0	(37)

40	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.090%	Annual	04/30/2034	$	10,400	$(29)	$117	$88	$0	$(63)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		10,300	(28)	150	122	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		4,900	(20)	(25)	(45)	31	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		2,900	(9)	(1)	(10)	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		10,100	(33)	(54)	(87)	0	(87)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		2,000	(80)	81	1	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		2,000	(66)	82	16	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		2,500	(21)	(81)	(102)	0	(44)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	202,400	(118)	856	738	0	(85)
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	02/15/2034		131,300	(272)	(121)	(393)	0	(59)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	64,000	(1,401)	1,109	(292)	93	0

							$(2,357)	$1,068	$(1,289)	$124	$(850)

Total Swap Agreements							$(1,196)	$1,208	$12	$130	$(850)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$3,203	$130	$3,333	$0	$(211)	$(850)	$(1,061)

(l)

Securities with an aggregate market value of $4,705 and cash of $24,126 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	AUD	847		$564	$0	$(1)

BOA	07/2024	EUR	35,750		38,814	527	0
	07/2024		$59	KRW	80,858	0	0

BPS	07/2024	AUD	2,724		$1,806	0	(11)
	07/2024		$1,069	CAD	1,459	0	(3)
	07/2024		59	KRW	80,254	0	0
	08/2024		532	AUD	798	1	0

BRC	07/2024	CAD	299		$217	0	(1)
	07/2024	NOK	1,943		185	3	0
	07/2024	TRY	6,175		182	0	(3)
	08/2024	AUD	2,792		1,860	0	(4)
	08/2024		$3,065	TRY	107,437	23	0
	09/2024		1	MXN	15	0	0

CBK	07/2024	GBP	1,596		$2,030	12	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	41

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2024		$1,122	AUD	1,699	$11	$0
	09/2024	INR	9,986		$119	0	0

DUB	07/2024		$32	KRW	43,862	0	0

GLM	07/2024		1,245	AUD	1,872	3	0

JPM	07/2024		39	KRW	54,135	0	0
	07/2024		15,790	TRY	534,795	500	0
	08/2024		2,033		72,978	114	0
	09/2024	MXN	13,561		$749	17	0

MBC	07/2024	CAD	1,161		848	0	(1)
	07/2024		$2,019	GBP	1,596	0	(2)
	07/2024		142	NOK	1,511	0	(1)
	08/2024	GBP	1,596		$2,019	2	0
	08/2024	NOK	1,510		142	0	0
	08/2024		$848	CAD	1,160	1	0

MYI	07/2024		41	NOK	432	0	0
	08/2024	NOK	431		$40	0	0
	09/2024	INR	909		11	0	0

SCX	07/2024		$38,303	EUR	35,750	0	(16)
	07/2024		30	KRW	40,724	0	0
	08/2024	EUR	35,750		$38,359	17	0
	09/2024	INR	7,534		90	0	0

UAG	07/2024	ILS	1,785		482	9	0

Total Forward Foreign Currency Contracts						$1,240	$(43)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	119,600	$0	$60
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	112,550	0	54
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	78,400	0	42
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	59,850	0	34
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	79,900	0	53
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	79,850	0	57
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	59,850	0	47
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	25,000	0	25

Total Purchased Options							$0	$372

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710%	07/26/2024	4,000	$(15)	$(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	4,000	(15)	(20)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	11,600	(44)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	11,600	(44)	(75)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	10,200	(43)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	20,500	(74)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	20,500	(74)	(134)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	10,200	(43)	(66)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	5,800	(19)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	5,800	(19)	(20)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	13,300	0	(65)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	12,500	0	(61)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	8,700	0	(44)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	6,650	0	(34)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	8,850	0	(53)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	8,850	0	(54)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	6,650	0	(42)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	2,850	0	(20)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	11,500	(28)	(4)

42	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250%	07/05/2024	11,500	$(28)	$(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	5,800	(23)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	5,800	(23)	(31)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	10,100	(43)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	10,100	(43)	(11)

Total Written Options							$(578)	$(867)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
GST	Mexico Government International Bond	1.000%	Quarterly	12/20/2028	1.011%	$	100	$(1)	$1	$0	$0

MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613		300	1	2	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685		100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890		100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011		300	(3)	3	0	0

Total Swap Agreements								$(6)	$10	$4	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BOA	527	0	0	527	0	0	0	0	527	(570)	(43)
BPS	1	0	0	1	(14)	0	0	(14)	(13)	0	(13)
BRC	26	0	0	26	(8)	0	0	(8)	18	0	18
CBK	23	0	0	23	0	(31)	0	(31)	(8)	0	(8)
GLM	3	372	0	375	0	(743)	0	(743)	(368)	261	(107)
JPM	631	0	0	631	0	(50)	0	(50)	581	(290)	291
MBC	3	0	0	3	(4)	0	0	(4)	(1)	0	(1)
MYC	0	0	4	4	0	(43)	0	(43)	(39)	59	20
SCX	17	0	0	17	(16)	0	0	(16)	1	0	1
UAG	9	0	0	9	0	0	0	0	9	0	9

Total Over the Counter	$1,240	$372	$4	$1,616	$(43)	$(867)	$0	$(910)

(n)

Securities with an aggregate market value of $320 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

Schedule of Investments	PIMCO Fixed Income SHares: Series M	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,203	$3,203
Swap Agreements	0	6	0	0	124	130

	$0	$6	$0	$0	$3,327	$3,333

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,240	$0	$1,240
Purchased Options	0	0	0	0	372	372
Swap Agreements	0	4	0	0	0	4

	$0	$4	$0	$1,240	$372	$1,616

	$0	$10	$0	$1,240	$3,699	$4,949

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$211	$211
Swap Agreements	0	0	0	0	850	850

	$0	$0	$0	$0	$1,061	$1,061

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$43	$0	$43
Written Options	0	0	0	0	867	867

	$0	$0	$0	$43	$867	$910

	$0	$0	$0	$43	$1,928	$1,971

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$739	$739
Futures	0	0	0	0	5,360	5,360
Swap Agreements	0	356	0	0	1,048	1,404

	$0	$356	$0	$0	$7,147	$7,503

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,788	$0	$1,788
Written Options	0	0	0	0	1,940	1,940
Swap Agreements	0	11	0	0	0	11

	$0	$11	$0	$1,788	$1,940	$3,739

	$0	$367	$0	$1,788	$9,087	$11,242

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,305	$6,305
Swap Agreements	0	(63)	0	0	(1,891)	(1,954)

	$0	$(63)	$0	$0	$4,414	$4,351

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,464	$0	$1,464
Purchased Options	0	0	0	0	372	372
Written Options	0	0	0	0	(297)	(297)
Swap Agreements	0	(12)	0	0	0	(12)

	$0	$(12)	$0	$1,464	$75	$1,527

	$0	$(75)	$0	$1,464	$4,489	$5,878

44	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$7,276	$7,276
Corporate Bonds & Notes
Banking & Finance	0	279,154	0	279,154
Industrials	0	64,904	0	64,904
Utilities	0	28,917	0	28,917
Municipal Bonds & Notes
California	0	14,484	0	14,484
Pennsylvania	0	656	0	656
U.S. Government Agencies	0	738,595	0	738,595
U.S. Treasury Obligations	0	81,973	0	81,973
Non-Agency Mortgage-Backed Securities	0	247,422	2,041	249,463
Asset-Backed Securities	0	485,963	817	486,780
Sovereign Issues	0	11,072	0	11,072
Common Stocks
Industrials	0	0	51	51
Preferred Securities
Banking & Finance	0	13,765	0	13,765
Short-Term Instruments
Repurchase Agreements	0	512	0	512
U.S. Treasury Bills	0	261	0	261

	$0	$1,967,678	$10,185	$1,977,863

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,481	$0	$0	$1,481

Total Investments	$1,481	$1,967,678	$10,185	$1,979,344

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,333	0	3,333
Over the counter	0	1,616	0	1,616

	$0	$4,949	$0	$4,949

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(87)	(974)	0	(1,061)
Over the counter	(36)	(874)	0	(910)

	$(123)	$(1,848)	$0	$(1,971)

Total Financial Derivative Instruments	$(123)	$3,101	$0	$2,978

Totals	$1,358	$1,970,779	$10,185	$1,982,322

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Schedule of Investments	PIMCO Fixed Income SHares: Series R

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 200.2%

CORPORATE BONDS & NOTES 1.8%

BANKING & FINANCE 1.8%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	1,880	$206

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		24	3
1.500% due 10/01/2053		805	90
2.000% due 10/01/2053		500	58

Nykredit Realkredit AS
1.000% due 10/01/2050		12	1
1.500% due 10/01/2052		6,024	688
1.500% due 10/01/2053		100	10
2.500% due 10/01/2047		16	2
3.000% due 10/01/2053		5,071	673

Realkredit Danmark AS
1.500% due 10/01/2053		2,308	263
2.000% due 10/01/2053		368	40
2.500% due 04/01/2047		11	1
3.000% due 10/01/2053		4,502	598

UBS Group AG
7.750% due 03/01/2029 •	EUR	100	121

Total Corporate Bonds & Notes (Cost $3,252)			2,754

U.S. GOVERNMENT AGENCIES 37.6%

Fannie Mae
5.895% due 02/25/2037 •		$9	9
6.314% due 10/01/2044 •		1	1

Freddie Mac
5.751% due 09/01/2036 •		6	6
7.588% due 07/01/2036 •		18	18

Ginnie Mae
6.246% due 08/20/2068 •		263	260
6.283% due 09/20/2073 - 10/20/2073 •		5,765	5,804
6.313% due 09/20/2073 •		3,840	3,866

Ginnie Mae, TBA
3.500% due 08/01/2054		13,300	11,950

Uniform Mortgage-Backed Security
3.500% due 12/01/2045		7	6

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054		2,600	2,381
4.500% due 08/01/2054		10,400	9,808
5.000% due 08/01/2054		4,600	4,445
5.500% due 08/01/2054		5,300	5,227
6.000% due 08/01/2054		8,300	8,320
6.500% due 08/01/2054		6,300	6,409

Total U.S. Government Agencies (Cost $58,669)			58,510

U.S. TREASURY OBLIGATIONS 129.5%

U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025 (h)		362	351
0.125% due 04/15/2026		5,188	4,957
0.125% due 07/15/2026		4,957	4,739
0.125% due 04/15/2027		2,998	2,821
0.125% due 01/15/2030 (e)		19,411	17,477
0.125% due 07/15/2030		2,079	1,861
0.125% due 01/15/2031		6,901	6,094
0.125% due 07/15/2031 (e)		23,476	20,624
0.125% due 01/15/2032 (e)		8,482	7,347
0.125% due 02/15/2051		4,094	2,371
0.125% due 02/15/2052		4,280	2,434
0.250% due 07/15/2029 (e)		11,645	10,696
0.250% due 02/15/2050		4,085	2,497
0.375% due 01/15/2027		1,038	987

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 07/15/2027 (e)		$10,304	$9,780
0.500% due 01/15/2028 (e)		7,295	6,876
0.625% due 01/15/2026		4,935	4,775
0.625% due 07/15/2032 (e)		13,704	12,293
0.625% due 02/15/2043		3,845	2,891
0.750% due 07/15/2028		874	831
0.750% due 02/15/2042		3,455	2,702
0.750% due 02/15/2045		2,490	1,867
0.875% due 01/15/2029		3,476	3,294
0.875% due 02/15/2047		708	532
1.000% due 02/15/2046		7,396	5,778
1.000% due 02/15/2048		1,635	1,253
1.000% due 02/15/2049		3,401	2,586
1.125% due 01/15/2033		4,105	3,799
1.375% due 07/15/2033 (e)		15,278	14,433
1.375% due 02/15/2044		619	531
1.500% due 02/15/2053 (h)		316	266
1.625% due 10/15/2027		6,879	6,768
1.750% due 01/15/2028		4,422	4,353
2.000% due 01/15/2026		2,390	2,361
2.125% due 02/15/2040		1,683	1,667
2.125% due 02/15/2041		2,820	2,799
2.125% due 02/15/2054		1,839	1,790
2.375% due 10/15/2028 (e)		17,400	17,633
2.500% due 01/15/2029		1,342	1,366
3.375% due 04/15/2032		450	492
3.625% due 04/15/2028		2,539	2,669

Total U.S. Treasury Obligations (Cost $223,766)			201,641

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%

Banc of America Funding Trust
4.347% due 01/20/2047 ~		306	253

Countrywide Alternative Loan Trust
5.648% due 12/20/2046 •		500	428

Ginnie Mae
6.233% due 11/20/2073 •		1,214	1,218
6.433% due 11/20/2073 •		1,833	1,862

Grifonas Finance PLC
4.181% due 08/28/2039 •	EUR	63	66

GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		$6	6

HarborView Mortgage Loan Trust
6.353% due 06/20/2035 •		195	172

IndyMac INDX Mortgage Loan Trust
6.300% due 05/25/2034 •		485	428

MortgageIT Mortgage Loan Trust
6.465% due 12/25/2034 «•		6	5

OPEN Trust
8.418% due 10/15/2028 •		1,625	1,647

Residential Accredit Loans, Inc. Trust
5.619% due 06/25/2046 •		198	45

Total Non-Agency Mortgage-Backed Securities (Cost $6,133)			6,130

ASSET-BACKED SECURITIES 8.6%

Atlas Senior Loan Fund Ltd.
6.739% due 01/16/2030 •		100	100

Avoca Static CLO DAC
5.506% due 10/15/2030 •	EUR	963	1,035

Carlyle Euro CLO DAC
4.601% due 08/28/2031 •		943	1,010

Carlyle Global Market Strategies Euro CLO DAC
4.578% due 11/15/2031		835	890

Citigroup Mortgage Loan Trust
5.540% due 01/25/2037 •		$128	91
5.750% due 09/25/2036 •		216	205
6.150% due 10/25/2035 •		500	447

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elmwood CLO Ltd.
7.033% due 12/11/2033 •		$1,800	$1,806

Home Equity Asset Trust
6.315% due 08/25/2034 •		26	25

MAN Euro CLO DAC
5.656% due 10/15/2036 •	EUR	1,800	1,932

Man GLG Euro CLO DAC
4.409% due 12/15/2031 •		879	942
4.716% due 10/15/2032 •		277	296

Marathon Static CLO Ltd.
6.475% due 07/20/2030 •		$911	911

Massachusetts Educational Financing Authority
6.559% due 04/25/2038 •		13	13

Morgan Stanley ABS Capital, Inc. Trust
6.120% due 01/25/2035 •		184	177

Neuberger Berman Loan Advisers CLO Ltd.
6.913% due 10/24/2032 •		900	897

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.225% due 05/25/2035 •		940	923

Palmer Square European Loan Funding DAC
5.328% due 05/15/2033 •	EUR	1,613	1,726

Saxon Asset Securities Trust
1.979% due 05/25/2035 •		$26	24

Structured Asset Securities Corp. Mortgage Loan Trust
7.460% due 08/25/2037 •		5	5

Total Asset-Backed Securities (Cost $13,272)			13,455

SOVEREIGN ISSUES 17.1%

Canada Government Bond
4.250% due 12/01/2026 (c)	CAD	1,097	850

France Government International Bond
0.100% due 03/01/2026 (c)	EUR	2,747	2,876
0.100% due 07/25/2031 (c)		1,076	1,086
0.250% due 07/25/2024 (c)		3,819	4,087

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		243	239
1.400% due 05/26/2025 (c)		9,194	9,739
1.800% due 05/15/2036 (c)		101	104

Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	431,166	2,804
0.100% due 03/10/2029 (c)		754,992	4,930

Total Sovereign Issues (Cost $30,222)			26,715

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS (d) 1.7%
			2,583

U.S. TREASURY BILLS 0.0%
5.378% due 07/11/2024 (a)(b)		$2	2

Total Short-Term Instruments (Cost $2,585)			2,585

Total Investments in Securities (Cost $337,899)			311,790

Total Investments 200.2% (Cost $337,899)			$311,790

Financial Derivative Instruments (f)(g) 0.3% (Cost or Premiums, net $(217))			541

Other Assets and Liabilities, net (100.5)%			(156,571)

Net Assets 100.0%			$155,760

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

46	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Zero coupon security.

(b)	Coupon represents a yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$1,181	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,205)	$1,181	$1,181
JPS	5.330	06/14/2024	07/25/2024	1,402	U.S. Treasury Inflation Protected Securities 1.750% due 01/15/2034	(1,398)	1,402	1,406

Total Repurchase Agreements						$(2,603)	$2,583	$2,587

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	5.440%	06/12/2024	07/24/2024	$(57,378)	$(57,543)
	5.460	06/18/2024	07/16/2024	(20,307)	(20,347)
BPG	5.450	06/13/2024	07/25/2024	(11,011)	(11,041)
	5.460	06/25/2024	08/06/2024	(23,651)	(23,672)

Total Sale-Buyback Transactions					$(112,603)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$1,181	$0	$0	$1,181	$(1,205)	$(24)
JPS	1,406	0	0	1,406	(1,398)	8

Master Securities Forward Transaction Agreement
BCY	0	0	(77,890)	(77,890)	77,574	(316)
BPG	0	0	(34,713)	(34,713)	34,457	(256)

Total Borrowings and Other Financing Transactions	$2,587	$0	$(112,603)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(88,931)	$(23,672)	$0	$(112,603)

Total Borrowings	$0	$(88,931)	$(23,672)	$0	$(112,603)

Payable for sale-buyback financing transactions					$(112,603)

(e)	Securities with an aggregate market value of $112,581 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(128,612) at a weighted average interest rate of 5.421%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

(3)	Payable for sale-buyback transactions includes $(415) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Euro-Schatz July 2024 Futures	106.200	07/26/2024	127	$127	$(22)	$(9)

Total Written Options					$(22)	$(9)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Australia Government 10-Year Bond September Futures	09/2024	59	$	4,470	$(10)	$34	$(34)
Euro-BTP Future September Futures	09/2024	57		7,038	(71)	0	(40)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	123		13,964	115	0	(59)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	7		877	6	0	(12)

					$40	$34	$(145)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Euro-BOBL Future September Futures	09/2024	4	$	(499)	$(5)	$1	$0
Euro-BTP Italy Government Bond September Futures	09/2024	64		(7,197)	(1)	5	0
Euro-Bund September Futures	09/2024	18		(2,537)	6	8	0
Euro-Buxl 30-Year Bond September Futures	09/2024	9		(1,255)	(30)	13	(2)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	44		(5,802)	49	31	0
Euro-Schatz September Futures	09/2024	74		(8,377)	(36)	3	(1)
U.S. Treasury 2-Year Note September Futures	09/2024	185		(37,780)	(25)	4	0
U.S. Treasury 5-Year Note September Futures	09/2024	81		(8,633)	(49)	9	0
U.S. Treasury 10-Year Note September Futures	09/2024	222		(24,417)	(249)	59	0
U.S. Treasury Long-Term Bond September Futures	09/2024	156		(18,457)	(153)	156	0

					$(493)	$289	$(3)

Total Futures Contracts					$(453)	$323	$(148)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	172,740	$(3)	$13	$10	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		160,000	(2)	1	(1)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		607,000	55	35	90	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	18,280	122	137	259	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026		1,400	(7)	12	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026		4,800	(22)	37	15	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		14,780	(186)	(1,081)	(1,267)	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		11,200	(96)	(780)	(876)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		3,050	189	781	970	44	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		7,000	134	1,026	1,160	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,000	53	31	84	35	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	2,000	(11)	(140)	(151)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(7)	(60)	(67)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,800	(7)	(108)	(115)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		800	(3)	(48)	(51)	0	0

48	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month EUR-EURIBOR	2.879%	Annual	08/15/2032	EUR	5,600	$0	$90	$90	$0	$(10)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		28,900	410	(530)	(120)	0	(61)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		1,000	62	442	504	2	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		1,100	1	552	553	2	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,900	118	836	954	3	0
Receive(1)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		10,600	(486)	495	9	25	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		800	(2)	(5)	(7)	2	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		200	0	5	5	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,000	1	20	21	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		300	0	4	4	0	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		1,600	10	33	43	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		3,900	(28)	(774)	(802)	1	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,400	7	26	33	1	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		900	0	9	9	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,100	(6)	(8)	(14)	1	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		800	0	16	16	1	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		300	(1)	48	47	1	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,300	(2)	25	23	0	(1)
Pay	CPTFEMU	2.363	Maturity	11/15/2033		800	0	15	15	0	(1)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		700	1	14	15	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		10	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	(13)	(13)	0	(2)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		400	(10)	(6)	(16)	0	(2)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		170	0	(13)	(13)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		300	0	8	8	0	(2)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,100	7	74	81	0	(8)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		700	2	65	67	0	(5)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	0	14	14	0	(1)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	31	35	0	(3)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		200	(1)	(4)	(5)	1	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		200	0	(10)	(10)	1	0
Pay	CPURNSA	2.500	Maturity	09/07/2024	$	7,700	0	(43)	(43)	3	0
Pay	CPURNSA	2.510	Maturity	09/08/2024		3,900	0	(22)	(22)	2	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		300	0	32	32	0	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		1,800	0	155	155	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		800	0	67	67	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		830	0	73	73	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	53	53	1	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		2,200	0	(220)	(220)	0	(4)
Pay	CPURNSA	2.165	Maturity	04/16/2029		2,000	0	(253)	(253)	0	(4)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,000	0	(146)	(146)	0	(2)
Pay	CPURNSA	1.998	Maturity	07/25/2029		1,300	0	(181)	(181)	0	(2)
Pay	CPURNSA	1.883	Maturity	11/20/2029		500	1	(78)	(77)	0	(1)
Receive	CPURNSA	2.311	Maturity	02/24/2031		1,500	1	176	177	3	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	66,500	14	108	122	2	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		300	0	(70)	(70)	0	(1)

Total Swap Agreements							$312	$966	$1,278	$262	$(203)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$323	$262	$585	$(9)	$(148)	$(203)	$(360)

Cash of $3,130 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	AUD	185		$123	$0	$0
	07/2024		$146	NZD	238	0	(1)

BOA	07/2024	EUR	25,167		$27,324	371	0

BPS	07/2024	CAD	1,023		749	2	0
	07/2024	JPY	1,238,539		7,923	225	0
	07/2024	NZD	229		141	2	0
	07/2024	PLN	397		98	0	(1)
	07/2024		$123	AUD	185	0	0
	07/2024		508	EUR	468	0	(7)
	08/2024	AUD	185		$123	0	0

BRC	07/2024	DKK	7,281		1,060	14	0
	07/2024	NOK	325		31	0	0
	09/2024	MXN	2		0	0	0

CBK	07/2024	JPY	25,600		162	3	0

DUB	09/2024	PEN	449		120	3	0

GLM	08/2024	BRL	636		124	11	0

JPM	07/2024		$1,577	DKK	10,989	1	0
	08/2024	DKK	10,969		$1,577	0	(1)
	09/2024		$88	MXN	1,590	0	(2)

MBC	07/2024		748	CAD	1,024	1	0
	07/2024		127	EUR	118	0	0
	07/2024		24	NOK	253	0	0
	08/2024	CAD	1,023		$748	0	(1)
	08/2024	NOK	253		24	0	0

MYI	07/2024		$1,080	DKK	7,542	3	0
	08/2024	DKK	7,528		$1,080	0	(2)

SCX	07/2024		$26,462	EUR	24,699	0	(11)
	08/2024	EUR	24,699		$26,501	11	0

TOR	07/2024		$7,906	JPY	1,264,218	0	(49)
	08/2024	JPY	1,258,290		$7,906	49	0

UAG	07/2024	DKK	11,271		1,637	18	0

Total Forward Foreign Currency Contracts						$714	$(75)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(43)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	2,700	$(35)	$(26)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	2,700	(35)	(16)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	15,200	(192)	(131)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	15,200	(191)	(107)

							$(453)	$(280)

Total Written Options							$(507)	$(323)

50	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$0	$0	$0	$0	$(1)	$0	$0	$(1)	$(1)	$0	$(1)
BOA	371	0	0	371	0	0	0	0	371	(260)	111
BPS	229	0	0	229	(8)	0	0	(8)	221	0	221
BRC	14	0	0	14	0	0	0	0	14	0	14
CBK	3	0	0	3	0	0	0	0	3	0	3
DUB	3	0	0	3	0	0	0	0	3	0	3
GLM	11	0	0	11	0	(85)	0	(85)	(74)	0	(74)
GST	0	0	0	0	0	(238)	0	(238)	(238)	398	160
JPM	1	0	0	1	(3)	0	0	(3)	(2)	0	(2)
MBC	1	0	0	1	(1)	0	0	(1)	0	0	0
MYI	3	0	0	3	(2)	0	0	(2)	1	0	1
SCX	11	0	0	11	(11)	0	0	(11)	0	0	0
TOR	49	0	0	49	(49)	0	0	(49)	0	0	0
UAG	18	0	0	18	0	0	0	0	18	0	18

Total Over the Counter	$714	$0	$0	$714	$(75)	$(323)	$0	$(398)

(h)

Securities with an aggregate market value of $398 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$323	$323
Swap Agreements	0	0	0	0	262	262

	$0	$0	$0	$0	$585	$585

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$714	$0	$714

	$0	$0	$0	$714	$585	$1,299

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$9	$9
Futures	0	0	0	0	148	148
Swap Agreements	0	0	0	0	203	203

	$0	$0	$0	$0	$360	$360

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$75	$0	$75
Written Options	0	0	0	0	323	323

	$0	$0	$0	$75	$323	$398

	$0	$0	$0	$75	$683	$758

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	51

Schedule of Investments	PIMCO Fixed Income SHares: Series R	(Cont.)	June 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$88	$88
Futures	(100)	0	0	0	1,818	1,718
Swap Agreements	0	0	0	0	261	261

	$(100)	$0	$0	$0	$2,167	$2,067

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,334	$0	$1,334
Written Options	0	0	0	0	277	277

	$0	$0	$0	$1,334	$277	$1,611

	$(100)	$0	$0	$1,334	$2,444	$3,678

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	(1)	0	0	0	637	636
Swap Agreements	0	0	0	0	(835)	(835)

	$(1)	$0	$0	$0	$(185)	$(186)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,216	$0	$1,216
Written Options	0	0	0	0	349	349

	$0	$0	$0	$1,216	$349	$1,565

	$(1)	$0	$0	$1,216	$164	$1,379

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,754	$0	$2,754
U.S. Government Agencies	0	58,510	0	58,510
U.S. Treasury Obligations	0	201,641	0	201,641
Non-Agency Mortgage-Backed Securities	0	6,125	5	6,130
Asset-Backed Securities	0	13,455	0	13,455
Sovereign Issues	0	26,715	0	26,715
Short-Term Instruments
Repurchase Agreements	0	2,583	0	2,583
U.S. Treasury Bills	0	2	0	2

Total Investments	$0	$311,785	$5	$311,790

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$95	$490	$0	$585
Over the counter	0	714	0	714

	$95	$1,204	$0	$1,299

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(86)	(274)	0	(360)
Over the counter	0	(398)	0	(398)

	$(86)	$(672)	$0	$(758)

Total Financial Derivative Instruments	$9	$532	$0	$541

Totals	$9	$312,317	$5	$312,331

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

52	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.7%

CORPORATE BONDS & NOTES 0.8%

BANKING & FINANCE 0.1%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	$200	$199

INDUSTRIALS 0.7%

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	700	695

Toledo Hospital
6.015% due 11/15/2048	200	171

		866

Total Corporate Bonds & Notes (Cost $1,039)		1,065

MUNICIPAL BONDS & NOTES 86.7%

ALABAMA 3.4%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 10/01/2054	2,000	2,192

Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024
5.250% due 07/01/2054	1,000	1,070

Southeast Alabama Gas Supply District Revenue Bonds, Series 2024
5.000% due 06/01/2049	1,000	1,055

		4,317

ARIZONA 0.2%

Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018
5.000% due 07/01/2028	250	259

ARKANSAS 0.4%

Arkansas Development Finance Authority Revenue Bonds, Series 2023
7.375% due 07/01/2048	500	549

CALIFORNIA 9.3%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
5.300% due 10/01/2047 (d)	1,000	574

California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	500	534

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	500	437

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	217

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	1,000	182

California Health Facilities Financing Authority Revenue Bonds, Series 2024
5.250% due 12/01/2044	1,000	1,096

California Housing Finance Revenue Bonds, Series 2024
6.000% due 03/01/2053	800	799
7.000% due 03/01/2053	250	249

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	2,250	174

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (e)	1,000	846

California Municipal Finance Authority Revenue Bonds, Series 2024
6.000% due 01/01/2039	1,000	1,053

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	$250	$264

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	500	486

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	250	271

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	200	176

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	395	331

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	203
3.500% due 10/01/2046	750	618

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (d)	500	277

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	12,500	1,395

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	300	311

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	500	513

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	2,500	410

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	2,000	391

		11,807

COLORADO 6.2%

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2017
5.000% due 12/01/2037	250	245

Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018
5.250% due 12/01/2048	500	477

Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020
5.000% due 12/01/2047	500	485

Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021
5.250% due 12/01/2051 (d)	750	455

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	1,000	969

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	1,000	966

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	1,000	1,009

Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2050	500	439

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	500	493

Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021
4.000% due 12/01/2036	750	694

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	550	489

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020
6.000% due 12/01/2050 (d)	$1,000	$725

Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2049	500	464

		7,910

DELAWARE 1.2%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	995	853
7.120% due 10/01/2038	175	168

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	500	475

		1,496

DISTRICT OF COLUMBIA 0.8%

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
5.000% due 10/01/2046	1,000	1,042

FLORIDA 9.1%

Antillia Community Development District, Florida Special Assessment Bonds, Series 2024
5.600% due 05/01/2044	710	721

Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.625% due 05/01/2054	405	414

Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2022
5.000% due 05/01/2042	300	301
5.000% due 05/01/2053	750	734

Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022
4.250% due 05/01/2032	390	389

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.250% due 08/01/2049	1,000	1,049

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
4.700% due 10/01/2042	2,000	2,000

Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,000	1,012

Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024
5.550% due 05/01/2054	530	534

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	992

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024
5.250% due 10/01/2054	1,000	1,105

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	750	750

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2028 (c)	475	400

St Johns County, Florida Industrial Development Authority Revenue Notes, Series 2021
4.000% due 12/15/2029	225	217
4.000% due 12/15/2030	200	191
4.000% due 12/15/2031	210	199

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
4.850% due 05/01/2038	500	511

		11,519

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	53

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GEORGIA 0.6%

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	$400	$424

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	300	321

		745

IDAHO 0.4%

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	500	459

ILLINOIS 8.3%

Chicago, Illinois General Obligation Bonds, Series 2017
5.750% due 01/01/2034	1,000	1,039

Illinois Finance Authority Revenue Bonds, Series 2020
4.700% due 08/15/2049	2,800	2,800

Illinois State General Obligation Bonds, Series 2018
5.000% due 10/01/2033	1,000	1,051

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037	1,000	1,113

Illinois State General Obligation Notes, Series 2017
5.000% due 12/01/2026	2,000	2,068

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	850	905

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2034	1,180	1,080

Village of Gilberts, Illinois Special Service Area No 24, Special Tax Bonds, Series 2014
5.375% due 03/01/2034	480	452

		10,508

INDIANA 0.4%

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	495

IOWA 0.2%

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	250	241

KANSAS 0.8%

Colby, Kansas Revenue Notes, Series 2024
5.500% due 07/01/2026	1,000	999

LOUISIANA 1.5%

Louisiana Public Facilities Authority Revenue Bonds, Series 2020
4.000% due 04/01/2050	660	640

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	650	650

Plaquemines Port Harbor & Terminal District, Louisiana Revenue Bonds, Series 2024
9.000% due 12/01/2044	650	644

		1,934

MICHIGAN 1.3%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	290	309

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	500	394

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.328% (TSFR3M) due 07/01/2032 ~	$1,000	$955

		1,658

MINNESOTA 1.8%

Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.500% due 01/01/2055 (a)	2,000	2,254

MULTI-STATE 0.8%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.141% due 01/25/2040	495	485
4.549% due 08/25/2040	498	503

		988

NEVADA 0.4%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	395	383

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	1,000	134

		517

NEW HAMPSHIRE 0.2%

New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2030	280	276

NEW JERSEY 1.1%

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	1,000	1,018

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	435	439

		1,457

NEW MEXICO 1.9%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	500	444

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008
4.700% due 08/01/2034	2,000	2,000

		2,444

NEW YORK 9.3%

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.617% due 08/25/2041 ~	500	512

Freddie Mac Structured Pass-Through Certificates, Revenue Bonds, Series 2024
4.683% due 10/25/2040	500	516

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.700% due 06/15/2050	2,500	2,500

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053	200	221

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
4.700% due 11/01/2036	2,500	2,500

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2046	1,000	1,098

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	1,000	1,001

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2051	$500	$481

New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	750	758

Onondaga Civic Development Corp., New York Revenue Bonds, Series 2024
5.000% due 08/01/2044 (a)	1,000	1,016

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,068

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	2,000	198

		11,869

OHIO 3.2%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	11,300	1,060
5.000% due 06/01/2055	2,000	1,847

Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.500% due 02/15/2057	510	519

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	750	701

		4,127

OREGON 0.3%

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2038 (c)	750	413

PENNSYLVANIA 2.7%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	480	479

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	1,045	1,083

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	500	513

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	200	207

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
6.000% due 06/30/2061	1,000	1,098

		3,380

PUERTO RICO 8.1%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	894	549
0.000% due 11/01/2051	5,239	3,028

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	1,068	1,039

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.245% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,010	988

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	5,000	1,617
0.000% due 07/01/2051 (c)	11,000	2,588

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	500	502

		10,311

54	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 1.8%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	$1,000	$1,006
5.000% due 06/01/2050	1,250	1,252

		2,258

TENNESSEE 0.2%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	200

TEXAS 5.5%

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	200	203

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (c)	1,000	552

Corpus Christi Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2054	1,000	952

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	250	252

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.600% due 10/01/2041	2,500	2,500

Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001
2.600% due 11/01/2029	500	461

Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020
4.000% due 01/01/2050	500	420

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.203% (TSFR3M) due 12/15/2026 ~	500	500

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2042	1,000	1,114

		6,954

UTAH 1.6%

City of Salt Lake, Utah Revenue Bonds, Series 2023
5.250% due 07/01/2048	1,000	1,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	$1,000	$946

		2,016

VIRGINIA 0.4%

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	590	558

WASHINGTON 0.7%

Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019
4.000% due 04/01/2044	1,000	925

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	1,000	92

WISCONSIN 2.5%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	1,950	128
4.500% due 06/01/2056	225	182

Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (c)	500	346

Public Finance Authority, Wisconsin Revenue Notes, Series 2024
5.500% due 12/15/2028	500	501

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
4.650% due 04/01/2048	2,000	2,000

		3,157

Total Municipal Bonds & Notes (Cost $107,347)		110,134

U.S. GOVERNMENT AGENCIES 4.8%

Freddie Mac
3.083% due 04/25/2043 ~	199	162
3.720% due 01/01/2041	997	932
3.800% due 01/01/2040	998	948

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 07/01/2039 - 01/01/2040	$1,495	$1,415
4.250% due 08/01/2038	998	985
4.370% due 03/01/2040	497	495
4.900% due 02/01/2040	498	521
5.210% due 08/01/2040	299	324
5.927% due 07/15/2040 •	248	258

Total U.S. Government Agencies (Cost $5,910)		6,040

SHORT-TERM INSTRUMENTS 2.4%

REPURCHASE AGREEMENTS (f) 0.2%
		288

U.S. TREASURY BILLS 2.2%
5.367% due 07/30/2024 - 08/01/2024 (b)(c)	2,800	2,788

Total Short-Term Instruments (Cost $3,076)		3,076

Total Investments in Securities (Cost $117,372)		120,315

	SHARES
INVESTMENTS IN AFFILIATES 8.2%

SHORT-TERM INSTRUMENTS 8.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%

PIMCO Short-Term Floating NAV Portfolio III	1,062,419	10,336

Total Short-Term Instruments (Cost $10,335)		10,336

Total Investments in Affiliates (Cost $10,335)		10,336

Total Investments 102.9% (Cost $127,707)		$130,651

Other Assets and Liabilities, net (2.9)%		(3,674)

Net Assets 100.0%		$126,977

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	08/03/2022	$908	$846	0.67%

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	55

Schedule of Investments	PIMCO Fixed Income SHares: Series TE	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$288	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(294)	$288	$288

Total Repurchase Agreements						$(294)	$288	$288

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$288	$0	$0	$288	$(294)	$(6)

Total Borrowings and Other Financing Transactions	$288	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$139	$139

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$134	$134

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$199	$199
Industrials	0	866	0	866
Municipal Bonds & Notes
Alabama	0	4,317	0	4,317
Arizona	0	259	0	259
Arkansas	0	549	0	549
California	0	11,807	0	11,807
Colorado	0	7,910	0	7,910
Delaware	0	1,496	0	1,496
District of Columbia	0	1,042	0	1,042
Florida	0	11,519	0	11,519

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Georgia	$0	$745	$0	$745
Idaho	0	459	0	459
Illinois	0	10,508	0	10,508
Indiana	0	495	0	495
Iowa	0	241	0	241
Kansas	0	999	0	999
Louisiana	0	1,934	0	1,934
Michigan	0	1,658	0	1,658
Minnesota	0	2,254	0	2,254
Multi-State	0	988	0	988
Nevada	0	517	0	517
New Hampshire	0	276	0	276
New Jersey	0	1,457	0	1,457

56	PIMCO MANAGED ACCOUNTS TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
New Mexico	$0	$2,444	$0	$2,444
New York	0	11,869	0	11,869
Ohio	0	4,127	0	4,127
Oregon	0	413	0	413
Pennsylvania	0	3,380	0	3,380
Puerto Rico	0	10,311	0	10,311
Rhode Island	0	2,258	0	2,258
Tennessee	0	200	0	200
Texas	0	6,954	0	6,954
Utah	0	2,016	0	2,016
Virginia	0	558	0	558
Washington	0	925	0	925
West Virginia	0	92	0	92
Wisconsin	0	3,157	0	3,157

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
U.S. Government Agencies	$0	$6,040	$0	$6,040
Short-Term Instruments
Repurchase Agreements	0	288	0	288
U.S. Treasury Bills	0	2,788	0	2,788

	$0	$120,116	$199	$120,315

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,336	$0	$0	$10,336

Total Investments	$10,336	$120,116	$199	$130,651

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	57

Notes to Financial Statements

1. ORGANIZATION

PIMCO Managed Accounts Trust (the “Trust”), was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares (“FISH”): Series C, Series LD, Series M, Series R and Series TE (each, a “Portfolio” or “Series” and collectively, the “Portfolios” or “Series”). Each Portfolio has authorized an unlimited number of shares of beneficial interest with $0.001 par value. Pacific Investment Management Company LLC (“PIMCO” or the “Adviser”) serves as the Portfolios’ investment adviser and administrator.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss)

on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders Each Portfolio distributes substantially all of its net investment income to shareholders in the form of dividends. Dividends are declared daily and distributed

58	PIMCO MANAGED ACCOUNTS TRUST

June 30, 2024	(Unaudited)

monthly, generally on the last business day of the month. In addition, each Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where a Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolios’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolios’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolios’ financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	59

Notes to Financial Statements	(Cont.)

as of July 2024. As such, the Portfolios have made significant updates to the content of their shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolios’ annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolios’ financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolios’ financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that a Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

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Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by a Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted

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Notes to Financial Statements	(Cont.)

prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from these affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III
Portfolio Name	Market Value 12/31/2023	Purchases at Cost	Proceeds From Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Fixed Income SHares: Series C	$125,012	$240,191	$(354,400)	$56	$(44)	$10,815	$1,162	$0

PIMCO Fixed Income SHares: Series LD	11,264	34,986	(45,406)	7	(6)	845	107	0

PIMCO Fixed Income SHares: Series M	63,382	269,583	(331,500)	26	(10)	1,481	1,219	0

PIMCO Fixed Income SHares: Series TE	3,139	50,197	(43,001)	(1)	2	10,336	193	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks.

When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Portfolios may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Additionally, because loans are not ordinarily registered with the SEC or any state securities commission or listed on any securities exchange, there is usually less publicly available information about such instruments. In addition, loans may not be considered “securities” for purposes of the anti-fraud provisions under the federal securities laws and, as a result, as a purchaser of these instruments, a Portfolio may not be entitled to the anti-fraud protections of the federal securities laws. In the course of investing in such instruments, a Portfolio may come into possession of material nonpublic information and, because of prohibitions on trading in securities of issuers while in possession of such information, the Portfolio may be unable to enter into a transaction in a publicly-traded security of that issuer when it would otherwise be advantageous for the Portfolio to do so. Alternatively, a Portfolio may choose not to receive material nonpublic information about an issuer of such loans, with the result that the Portfolio may have less information about such issuers than other investors who transact in such assets.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

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Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

As CMOs have evolved, some classes of CMO bonds have become more common. For example, a Portfolio may invest in parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass-through certificates. Parallel-pay CMOs and multi-class pass-through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date

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Notes to Financial Statements	(Cont.)

or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass-through structure that includes PAC securities must also have support tranches — known as support bonds, companion bonds or non-PAC bonds — which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. A Portfolio may invest in various tranches of CMO bonds, including support bonds and equity or “first loss” tranches (see “Collateralized Debt Obligations” above).

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of June 30, 2024, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National

Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

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When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by PIMCO or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow

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Notes to Financial Statements	(Cont.)

the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of

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the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within the centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent

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Notes to Financial Statements	(Cont.)

premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of each Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by each Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or

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entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront

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Notes to Financial Statements	(Cont.)

fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	FISH: Series C	FISH: Series LD	FISH: Series M	FISH: Series R	FISH: Series TE

Small Portfolio	—	X	—	—	X

Interest Rate	X	X	X	X	X

Credit	X	X	X	X	X

Market	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	—

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	—

Emerging Markets	X	X	X	X	—

Focused Investment	X	X	X	X	X

Derivatives	X	X	X	X	X

Liquidity	X	X	X	X	X

Management	X	X	X	X	X

High Yield	X	X	X	X	X

Currency	X	X	X	X	—

Leveraging	X	X	X	X	X

Issuer	X	X	X	X	X

Turnover	X	X	X	X	X

Municipal Securities	X	X	X	X	X

Municipal Project-Specific	—	—	—	—	X

Municipal Bond Market	—	—	—	—	X

California State-Specific	—	—	—	—	X

New York State-Specific	—	—	—	—	X

Puerto Rico-Specific Risk	—	—	—	—	X

AMT Bonds	—	—	—	—	X

Sovereign Debt	—	—	—	X	—

Inflation/Deflation	X	X	X	X	X

Contingent Convertible Securities	X	—	X	—	—

LIBOR Transition	X	X	X	—	—

Collateralized Loan Obligations	X	X	X	—	—

Please see “Description of Principal Risks” in a Portfolio’s prospectus for a more detailed description of the risks of investing in a Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Credit Risk is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Focused Investment Risk is the risk that, to the extent that a Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, a Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. A Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region.

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Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

Municipal Securities Risk is the risk that investing in municipal securities subjects a Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue.

Municipal Project-Specific Risk is the risk that a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Market Risk is the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds,

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Notes to Financial Statements	(Cont.)

legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation.

California State-Specific Risk is the risk that by concentrating its investments in California municipal bonds, the Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by concentrating its investments in New York municipal bonds, the Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in municipal bonds issued by Puerto Rico or its instrumentalities, the Portfolio may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Inflation/Deflation Risk is the risk that the value of assets or income from a Portfolio’s investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Portfolio’s investments could decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio’s investments.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of a Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to a Portfolio.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effected related to the transition away from LIBOR or the continued use of a LIBOR on a Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to a Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a

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Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors,

human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default

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Notes to Financial Statements	(Cont.)

with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

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9. FEES AND EXPENSES

(a) Investment Advisory Fee The Trust entered into an Investment Advisory Contract with the Adviser (the “Advisory Contract”) pursuant to which the Adviser serves as the investment adviser to each Portfolio. The Adviser does not receive investment advisory or other fees from the Portfolios or the Trust (although PIMCO may receive compensation under the Advisory Contract with respect to future series of the Trust). The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios.

Each Portfolio is an integral part of one or more “wrap-fee” programs, including those sponsored by investment advisers and/or broker-dealers unaffiliated with the Portfolios or PIMCO. Participants in these programs pay a “wrap” fee to the sponsor of the program. PIMCO may receive fees or other benefits from or through its relationships with the sponsors of such wrap-fee programs for which the Portfolios are an investment option.

(b) Supervisory and Administration Fee Pursuant to the Supervision and Administration Agreement with PIMCO (the “Administration Agreement”), PIMCO also serves as administrator to the Portfolios (in this capacity, PIMCO is referred to as the “Administrator”). Under the Administration Agreement, the Administrator, at its expense, is required to procure most supervisory and administrative services required by the Portfolios including, but not limited to, expenses of most third-party service providers (e.g., audit, custodial, legal, transfer agency, printing) and other expenses, such as those associated with insurance, proxy solicitations and mailings for shareholder meetings, tax services, valuation services and other services required for the Portfolios’ daily operations. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear the expenses associated with these services at no charge to the Portfolios. In addition, PIMCO has entered into an expense limitation agreement with the Trust pursuant to which it has agreed to pay or reimburse certain other expenses of the Portfolios, as discussed in more detail below. The Administrator does not receive any administration or other fees from the Portfolios or the Trust for serving as administrator to the Portfolios (although the Administrator may receive compensation under the Administration Agreement with respect to future series of the Trust). The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

The Trust is responsible for the following expenses: (i) salaries and other compensation or expenses, including travel expenses, of any of the Trust’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners or employees of the Administrator or its subsidiaries or affiliates; (ii) taxes and governmental fees, if any, levied against the Trust or any of its Portfolios; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred for any of the Portfolios; (iv) expenses of each Portfolio’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (v) costs, including interest expenses, of borrowing money or engaging in other types of leverage financing including, without limitation, through the use by a Portfolio of reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities; (vi) fees and expenses of any underlying funds or other pooled vehicles in which a Portfolio invests; (vii) dividend and interest expenses on short positions taken by the Portfolios; (viii) fees and expenses, including travel expenses, and fees and expenses of legal counsel retained for their benefit, of Trustees who are not officers, employees, partners, shareholders or members of PIMCO or its subsidiaries or affiliates; (ix) extraordinary expenses, including extraordinary legal expenses, as may arise including expenses incurred in connection with litigation, proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors, and agents with respect thereto; (x) to the extent permitted by the Board, organizational and offering expenses of the Trust and the Portfolios and any expenses which are capitalized in accordance with generally accepted accounting principles; and (xi) any expenses allocated or allocable to a specific class of shares of a Portfolio, including fees paid pursuant to an administrative services or distribution plan.

(c) Distribution Contract The Trust has entered into a distribution contract with PIMCO Investments LLC (the “Distributor”), a wholly-owned subsidiary of PIMCO, pursuant to which the Distributor serves as the distributor and principal underwriter of the Portfolios’ shares (the “Distribution Contract”). The Distributor does not receive any distribution or other fees from the Portfolios or the Trust for serving as the distributor and principal underwriter of the Portfolios’ shares (although the Distributor may receive compensation under the Distribution Contract with respect to future series of the Trust).

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Agreement The Adviser has contractually agreed pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) to bear the expenses of or make payments to each Portfolio to the extent that, for any calendar month, “Specified

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Notes to Financial Statements	(Cont.)

Expenses”, as defined in the Expense Limitation Agreement of such Portfolio would exceed 0.00%. “Specified Expenses” of a Portfolio means all expenses incurred by the Portfolio, including organizational and offering expenses and expenses associated with obtaining or maintaining a Legal Entity Identifier, but excluding any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, including, without limitation, through reverse repurchase agreements, tender option bonds, bank borrowings and credit facilities, fees and expenses of any underlying Portfolios or other pooled vehicles in which the Portfolio invests, taxes, governmental fees, dividends and interest on short positions, and extraordinary expenses, including extraordinary legal expenses. This Expense Limitation Agreement shall continue in effect, unless sooner terminated by the Board, for so long as the Adviser serves as the investment adviser to the applicable Portfolio pursuant to the Advisory Contract. The waivers, if any, are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended June 30, 2024, were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/(Loss)

Fixed Income SHares: Series C	$5,609	$17,814	$(2,843)

Fixed Income SHares: Series M	0	11,266	(5,069)

Fixed Income SHares: Series TE	2,613	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee and officer is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

Fixed Income SHares: Series C	$4,921,528	$4,661,342	$224,145	$87,125

Fixed Income SHares: Series LD	118,684	121,309	10,935	23,231

Fixed Income SHares: Series M	5,726,520	5,566,521	237,792	69,546

Fixed Income SHares: Series R	503,440	514,617	1,098	5,429

Fixed Income SHares: Series TE	4,817	0	60,559	6,730

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value.

14. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made. Due to the timing of when distributions are made by a Portfolio, the Portfolio may be subject to an excise tax of 4% of the amount by which 98% of the Portfolio’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2024, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended December 31, 2023, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

Fixed Income SHares: Series C	$243,864	$91,768

Fixed Income SHares: Series LD	1,647	4,541

Fixed Income SHares: Series M	71,698	75,667

Fixed Income SHares: Series R	11,562	42,443

Fixed Income SHares: Series TE	3,061	1,120

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)

Fixed Income SHares: Series C	$2,095,905	$19,803	$(68,584)	$(48,781)

Fixed Income SHares: Series LD	57,692	788	(2,861)	(2,073)

Fixed Income SHares: Series M	2,067,860	22,371	(110,962)	(88,591)

Fixed Income SHares: Series R	337,682	7,131	(31,891)	(24,760)

Fixed Income SHares: Series TE	127,707	3,813	(869)	2,944

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

In preparing these financial statements, the Portfolios’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no subsequent events identified that require recognition or disclosure.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	79

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RDR	RBC Capital Markets LLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	SOG	Societe Generale Paris

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

BRL	Brazilian Real	ILS	Israeli Shekel	PEN	Peruvian New Sol

CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty

CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira

COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	ESTRON	Euro Short-Term Rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	FRCPXTOB	France Consumer Price ex-Tobacco Index	SONIO	Sterling Overnight Interbank Average Rate

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month

CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

Municipal Bond or Agency Abbreviations:

ACA	American Capital Access Holding Ltd.	FHLMC	Federal Home Loan Mortgage Corp.	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FNMA	Federal National Mortgage Association	PSF	Public School Fund

Other Abbreviations:

ABS	Asset-Backed Security	BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor

ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

BABs	Build America Bonds	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined

80	PIMCO MANAGED ACCOUNTS TRUST

Changes to Board of Trustees	(Unaudited)

Effective June 30, 2024, Mr. Joseph B. Kittredge, Jr. retired from his position as Trustee of the Trust.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	81

Approval of Investment Management Agreement

PMAT

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), of PIMCO Managed Accounts Trust (“PMAT”), voting separately, annually approve the continuation of the Investment Advisory Contract between PMAT, on behalf of each of its series (each, a “Portfolio” and, collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”) (the “Agreement”). At an in-person meeting held on June 14, 2024 (the “Approval Meeting”), the Board, including the Independent Trustees, considered and unanimously approved the continuation of the Agreement for an additional one-year period commencing on August 1, 2024.

In addition to the Approval Meeting, the Contracts Committee and the Performance Committee of the Board held a joint meeting on May 29, 2024 to discuss materials provided by PIMCO in connection with the Trustees’ review of the Agreements. The annual contract review process also involved multiple discussions and meetings with members of the Contracts Committee and the full Contracts Committee (the Approval Meeting, together with such discussions and meetings, the “Contract Renewal Meetings”). Throughout the process, the Independent Trustees received legal advice from independent legal counsel that is experienced in 1940 Act matters and independent of PIMCO (“Independent Counsel”), and with whom they met separately from PIMCO during the Contract Renewal Meetings. Representatives from PIMCO attended portions of the Contract Renewal Meetings and responded to questions from the Independent Trustees. The Contracts Committee also received and reviewed a memorandum from Independent Counsel regarding the Trustees’ responsibilities in considering the Agreement and the fees paid thereunder.

In connection with their deliberations regarding the proposed continuation of the Agreement for each Portfolio, the Board, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to reasonably be necessary to evaluate the terms of the Agreements. The Trustees also considered the nature, quality and extent of the various services performed by PIMCO under the Agreement.

In evaluating the Agreement, the Board, including the Independent Trustees, reviewed extensive materials provided by PIMCO in response to questions, inclusive of follow-up inquiries, submitted by the Independent Trustees and Independent Counsel. The Board also met with senior representatives of PIMCO regarding its personnel, operations, and estimated profitability as they relate to the Portfolios. The Trustees also considered the broad range of information relevant to the annual contract review that is provided to the Board (including its various standing committees) at meetings throughout the year, including reports on investment performance, risks, and other portfolio information for each Portfolio, including any use of derivatives, as well as periodic reports on, among other matters, pricing and valuation; quality and cost of portfolio trade execution; compliance; and shareholder and other services provided by PIMCO and its affiliates. To assist with their review, the Trustees also reviewed information regarding the investment performance for each Portfolio and certain composites comprised of separate accounts managed by PIMCO that invest in the Portfolios, along with associated benchmark indices for such separate accounts, as well as the estimated profitability to PIMCO with respect to the Portfolios (taking into account profitability estimates of related separate accounts) for the one-year period ended December 31, 2023.

The Trustees’ conclusions as to the continuation of the Agreement were based on a comprehensive consideration of all information provided to the Trustees during the Contract Renewal Meetings and throughout the year and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors. The Trustees evaluated information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio.

Nature, Extent and Quality of Services

As part of their review, the Trustees received and considered descriptions of various functions performed by PIMCO for the Portfolios, such as portfolio management, compliance monitoring, portfolio trading practices, and oversight of third-party service providers. They also considered information regarding the overall organization and business functions of PIMCO, including, without limitation, information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services, and general corporate ownership and business operations unrelated to the Portfolios. The Trustees examined PIMCO’s abilities to provide high-quality investment management and other services to the Portfolios. Among other information, the Trustees considered the investment philosophy and research and decision-making processes of PIMCO; the experience of key advisory personnel of PIMCO responsible for portfolio management of the Portfolios; the ability of PIMCO to attract and retain capable personnel; the background and capabilities of the senior management and staff of PIMCO; the general process or philosophy for determining employee compensation; and the operational infrastructure, including technology and systems and cybersecurity measures, of PIMCO.

82	PIMCO MANAGED ACCOUNTS TRUST

(Unaudited)

In addition, the Trustees noted the extensive range of services that PIMCO provides to the Portfolios beyond investment management services. In this regard, the Trustees reviewed the extent and quality of PIMCO’s services with respect to regulatory compliance and its ability to comply with the investment policies of the Portfolios; the compliance programs and risk controls of PIMCO (including the implementation of new policies and programs); the specific contractual obligations of PIMCO pursuant to the Agreement; the nature, extent, and quality of the investment advisory services PIMCO is responsible for providing to the Portfolios; PIMCO’s risk management function; and conditions that might affect PIMCO’s ability to provide high-quality services to the Portfolios in the future under the Agreement, including, but not limited to, PIMCO’s financial condition and operational stability. The Trustees also took into account the entrepreneurial, business and other risks that PIMCO has undertaken as investment manager and sponsor of the Portfolios for which it receives no direct management fee. Specifically, the Trustees considered that PIMCO’s responsibilities include continual management of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Portfolios. The Trustees also noted PIMCO’s activities under its contractual obligation to coordinate, oversee and supervise the Portfolios’ various outside service providers, including its negotiation of certain service providers’ fees and its due diligence and evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. Specifically, the Trustees considered PIMCO’s oversight of shareholder servicing functions provided to the Portfolios. The Trustees also considered PIMCO’s ongoing development of its own infrastructure and information technology, including its proprietary software and applications, to support the Portfolios through, among other things, cybersecurity, business continuity planning, and risk management. The Trustees considered PIMCO’s recent strategic managed service arrangement (“Managed Services”) with a third-party consultant for various services previously provided to the Portfolios by PIMCO personnel and requested information from PIMCO regarding PIMCO’s retained responsibility and oversight over the Managed Services.

After their review and deliberations, the Trustees concluded that the nature, extent and quality of the overall services provided by PIMCO under the Agreement were appropriate.

Fee and Expense Information

The Trustees also gave substantial consideration to the fact that, with respect to each Portfolio, no fees are payable to PIMCO from the Portfolios under the Agreement, and that PIMCO has entered into an expense limitation agreement with PMAT, on behalf of each Portfolio, pursuant to which PIMCO waives all fees and/or pays or reimburses all expenses of the Portfolios, except extraordinary expenses, including extraordinary legal expenses, and expenses incurred as a result of portfolio investments, such as any brokerage fees and commissions and other portfolio transaction expenses, costs, including interest expenses, of borrowing money or engaging in other types of leverage financing, fees and expenses of any underlying funds or other pooled vehicles in which the Portfolios invest, taxes, governmental fees and dividends and interest on short positions.

Performance Information

The Trustees also considered the performance of each Portfolio as compared to the performance of a composite comprised of separate accounts managed by PIMCO that invest in the Portfolio, along with associated benchmark indices for such separate accounts. The Trustees noted that because the Portfolios are intended to form only a portion of an overall investment strategy and were developed exclusively for use within separately managed accounts, comparisons to the performance of traditional stand-alone funds or accounts managed by PIMCO would produce limited relevant information. The Trustees noted that the Series C Portfolio outperformed the performance of the associated benchmark for the one-year period ending December 31, 2023 but underperformed the performance of the associated benchmark for the three-, five- and ten-year periods ending December 31, 2023; the Series M Portfolio outperformed the performance of the associated benchmark for the one-, three-, five- and ten-year periods ending December 31, 2023; the Series R outperformed the performance of the associated benchmark for the five- and ten-year periods ending December 31, 2023 but underperformed the performance of the associated benchmark for the one- and three-year periods ending December 31, 2023; the Series TE outperformed the performance of the associated benchmark for the one-, five- and ten-year periods ending December 31, 2023 but underperformed the performance of the associated benchmark for the three-year period ending December 31, 2023; and the Series LD Portfolio outperformed the performance of the associated benchmark for the one-, three-, five- and ten-year periods ending December 31, 2023. In addition, the Trustees considered matters bearing on the Portfolios and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting (by both the Board and its Performance Committee).

Profitability, Economies of Scale, and Fall-out Benefits

Because the Portfolios do not pay fees directly, the Trustees did not place emphasis on the extent to which economies of scale would be realized due to potential growth of assets in the Portfolios or whether fee and expense levels reflect economies of scale for the Portfolios’ shareholders.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	83

Approval of Investment Management Agreement	(Cont.)	(Unaudited)

The Trustees considered the fact that PIMCO and its affiliates may benefit from their relationships with the sponsors of wrap programs for which the Portfolios are an investment option. They noted such benefits include the receipt by PIMCO and its affiliates of fees paid by the sponsor of the wrap program based on assets under management of the wrap program. Additionally, the Trustees considered so-called “fall-out benefits” to PIMCO, such as reputational value derived from serving as investment adviser to the Portfolios and research, statistical and quotation services PIMCO may receive from broker-dealers executing the Portfolios’ portfolio transactions on an agency basis.

The Trustees also considered the amounts paid by the sponsors of the “wrap” programs to PIMCO and/or its affiliates with respect to wrap account assets invested in the Portfolios, as well as the fees “imputed” to PIMCO, for purposes of arriving at an estimate of profitability arising from PIMCO’s and its affiliates’ relationships with the Portfolios. Among other information, the Trustees took into account explanations from PIMCO regarding how certain of PIMCO’s corporate and shared expenses were allocated among the Portfolios and other funds and accounts managed by PIMCO for purposes of developing profitability estimates. The Trustees also requested information from PIMCO regarding the impact of the Managed Services on PIMCO’s profitability with respect to the Portfolios. The Trustees also considered that PIMCO is entitled to earn a reasonable level of profits for the services that it provides to the Portfolios. Based on the profitability analyses provided by PIMCO, the Trustees determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

Conclusion

After reviewing these and other factors described herein, including that no fees are payable under the Agreement, the Trustees concluded, with respect to each Portfolio, within the context of their overall conclusions regarding the Agreement, and based on the information provided and related representations made by management, and in their business judgment, that they were satisfied with PIMCO’s responses and efforts relating to the investment performance of the Portfolios. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Board, including the Independent Trustees, unanimously concluded that the continuation of the Agreement was in the interests of each Portfolio and its shareholders, and should be approved.

84	PIMCO MANAGED ACCOUNTS TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

FISH4001FSSAR_063024

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable for open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: September 4, 2024

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: September 4, 2024